American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2019

Core Plus - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 30.1%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45	90,000	96,025
United Technologies Corp., 6.05%, 6/1/36	95,000	121,872
		217,897
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	150,000	153,355
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	150,780
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	102,842
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	284,715
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	197,887
General Motors Co., 4.20%, 10/1/27	70,000	70,552
General Motors Co., 5.15%, 4/1/38	100,000	98,904
General Motors Financial Co., Inc., 3.20%, 7/6/21	210,000	211,856
General Motors Financial Co., Inc., 5.25%, 3/1/26	150,000	161,028
		1,127,784
Banks — 5.5%
Banco Santander SA, 3.50%, 4/11/22	200,000	205,212
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	31,916
Bank of America Corp., MTN, 4.00%, 1/22/25	250,000	262,994
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	158,851
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29	160,000	171,176
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	30,000	34,080
Bank of America Corp., VRN, 3.00%, 12/20/23	325,000	331,014
Bank of America N.A., 6.00%, 10/15/36	250,000	330,203
Barclays plc, 4.375%, 1/12/26	200,000	207,415
BPCE SA, 5.15%, 7/21/24(1)	200,000	216,397
CIT Group, Inc., 5.00%, 8/15/22	150,000	159,000
Citibank N.A., 3.65%, 1/23/24	250,000	262,842
Citigroup, Inc., 2.90%, 12/8/21	340,000	343,542
Citigroup, Inc., 4.05%, 7/30/22	80,000	83,477
Citigroup, Inc., 4.45%, 9/29/27	510,000	550,060
Citigroup, Inc., VRN, 3.52%, 10/27/28	180,000	185,818
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	259,403
Fifth Third BanCorp., 4.30%, 1/16/24	80,000	85,451
HSBC Holdings plc, 2.95%, 5/25/21	200,000	201,815
HSBC Holdings plc, 4.30%, 3/8/26	200,000	214,911
HSBC Holdings plc, 4.375%, 11/23/26	200,000	211,538
HSBC Holdings plc, VRN, 3.26%, 3/13/23	200,000	203,560
Huntington Bancshares, Inc., 2.30%, 1/14/22	140,000	139,926
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	239,459
JPMorgan Chase & Co., 3.875%, 9/10/24	350,000	368,032
JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	256,901

JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	100,000	104,129
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	70,000	73,837
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	80,000	83,912
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	140,000	148,481
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	30,000	31,492
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	70,000	71,573
Regions Financial Corp., 2.75%, 8/14/22	100,000	100,723
Regions Financial Corp., 3.80%, 8/14/23	100,000	104,652
Royal Bank of Canada, 2.15%, 10/26/20	210,000	209,899
SunTrust Bank, 3.30%, 5/15/26	200,000	203,746
U.S. Bancorp, MTN, 3.60%, 9/11/24	70,000	73,521
U.S. Bank N.A., 2.80%, 1/27/25	250,000	255,529
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	191,719
Wells Fargo & Co., 3.07%, 1/24/23	80,000	81,256
Wells Fargo & Co., 3.00%, 4/22/26	90,000	91,087
Wells Fargo & Co., MTN, 3.75%, 1/24/24	110,000	115,681
Wells Fargo & Co., MTN, 4.10%, 6/3/26	300,000	318,092
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	128,092
		8,102,414
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	270,000	300,554
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	150,000	170,051
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	154,660
		625,265
Biotechnology — 1.0%
AbbVie, Inc., 3.60%, 5/14/25	280,000	289,856
AbbVie, Inc., 4.70%, 5/14/45	90,000	92,065
Amgen, Inc., 4.66%, 6/15/51	108,000	118,343
Biogen, Inc., 3.625%, 9/15/22	210,000	216,760
Celgene Corp., 3.25%, 8/15/22	200,000	205,615
Celgene Corp., 3.875%, 8/15/25	110,000	117,925
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	104,567
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	243,467
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	52,527
		1,441,125
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	106,516
Capital Markets — 1.7%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	310,011
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	100,000	103,472
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	360,000	369,116
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	45,777
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	70,000	70,575
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	120,000	125,070
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	120,000	115,081
Morgan Stanley, 5.00%, 11/24/25	180,000	199,309
Morgan Stanley, 4.375%, 1/22/47	40,000	44,627
Morgan Stanley, MTN, 5.625%, 9/23/19	410,000	412,867
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	63,319

Morgan Stanley, MTN, 4.00%, 7/23/25	370,000	396,400
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	180,000	189,796
		2,445,420
Chemicals — 0.1%
Westlake Chemical Corp., 4.375%, 11/15/47	90,000	84,863
Commercial Services and Supplies — 0.4%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	80,000	80,300
Republic Services, Inc., 3.55%, 6/1/22	190,000	196,095
Waste Connections, Inc., 3.50%, 5/1/29	120,000	124,965
Waste Management, Inc., 4.75%, 6/30/20	70,000	71,706
Waste Management, Inc., 4.15%, 7/15/49	90,000	98,970
		572,036
Communications Equipment — 0.1%
Motorola Solutions, Inc., 4.60%, 5/23/29	170,000	178,838
Consumer Finance — 0.9%
Ally Financial, Inc., 4.625%, 3/30/25	100,000	105,875
American Express Co., 3.00%, 10/30/24	50,000	51,263
American Express Credit Corp., MTN, 2.20%, 3/3/20	100,000	99,914
American Express Credit Corp., MTN, 2.25%, 5/5/21	270,000	270,101
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	255,096
Capital One Financial Corp., 3.80%, 1/31/28	130,000	134,414
Discover Financial Services, 3.75%, 3/4/25	200,000	206,838
Mastercard, Inc., 3.65%, 6/1/49	70,000	74,317
Synchrony Financial, 3.95%, 12/1/27	100,000	99,931
		1,297,749
Containers and Packaging — 0.6%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	200,000	207,500
Ball Corp., 4.00%, 11/15/23	60,000	62,175
Berry Global Escrow Corp., 4.875%, 7/15/26(1)	150,000	153,562
Berry Global, Inc., 5.125%, 7/15/23	130,000	133,386
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	30,000	31,313
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	280,000	285,950
		873,886
Diversified Consumer Services — 0.1%
CommonSpirit Health, 2.95%, 11/1/22	100,000	100,976
Diversified Financial Services — 0.4%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	253,932
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	200,000	205,082
Voya Financial, Inc., 5.70%, 7/15/43	90,000	111,022
		570,036
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 3.875%, 8/15/21	180,000	185,444
AT&T, Inc., 3.40%, 5/15/25	130,000	133,677
AT&T, Inc., 2.95%, 7/15/26	190,000	188,893
AT&T, Inc., 3.80%, 2/15/27	100,000	104,059
AT&T, Inc., 4.10%, 2/15/28	160,000	169,649
AT&T, Inc., 5.25%, 3/1/37	50,000	56,150
AT&T, Inc., 4.85%, 3/1/39	80,000	85,964
AT&T, Inc., 5.15%, 11/15/46	160,000	176,997

Orange SA, 4.125%, 9/14/21	100,000	103,986
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	104,761
Verizon Communications, Inc., 3.38%, 2/15/25	80,000	83,538
Verizon Communications, Inc., 2.625%, 8/15/26	70,000	69,577
Verizon Communications, Inc., 4.75%, 11/1/41	100,000	112,373
Verizon Communications, Inc., 5.01%, 8/21/54	120,000	143,663
		1,718,731
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	50,000	51,375
Duke Energy Corp., 3.55%, 9/15/21	80,000	81,786
Duke Energy Corp., 2.65%, 9/1/26	50,000	49,432
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	95,837
Duke Energy Progress LLC, 3.70%, 10/15/46	50,000	50,812
Exelon Corp., 5.15%, 12/1/20	130,000	134,080
Exelon Corp., 4.45%, 4/15/46	60,000	63,875
FirstEnergy Corp., 4.25%, 3/15/23	100,000	105,085
Georgia Power Co., 4.30%, 3/15/42	70,000	74,251
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	99,125
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,506
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,936
		918,100
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	80,000	83,912
Halliburton Co., 4.85%, 11/15/35	60,000	64,031
		147,943
Entertainment — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	79,852
Viacom, Inc., 3.125%, 6/15/22	50,000	50,551
Viacom, Inc., 4.25%, 9/1/23	140,000	148,143
Viacom, Inc., 4.375%, 3/15/43	50,000	48,963
Walt Disney Co. (The), 6.90%, 8/15/39(1)	70,000	103,211
Walt Disney Co. (The), 4.75%, 9/15/44(1)	40,000	48,858
		479,578
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	50,000	50,887
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	100,000	103,401
Boston Properties LP, 3.65%, 2/1/26	180,000	187,336
Crown Castle International Corp., 5.25%, 1/15/23	200,000	217,837
Essex Portfolio LP, 3.625%, 8/15/22	170,000	175,121
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,949
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	140,000	154,801
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	82,338
Kilroy Realty LP, 3.80%, 1/15/23	44,000	45,472
Kimco Realty Corp., 2.80%, 10/1/26	90,000	87,919
Public Storage, 3.39%, 5/1/29	100,000	104,514
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	51,315
		1,311,890
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	100,000	89,889

Walmart, Inc., 4.05%, 6/29/48	90,000	103,217
		193,106
Food Products — 0.3%
Conagra Brands, Inc., 4.60%, 11/1/25	130,000	141,547
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	170,000	177,013
Post Holdings, Inc., 5.00%, 8/15/26(1)	50,000	50,875
		369,435
Gas Utilities — 0.9%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	100,469
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27	50,000	52,883
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	166,082
Enterprise Products Operating LLC, 4.20%, 1/31/50(2)	50,000	51,581
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	163,887
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	255,000	285,649
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	233,864
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	51,534
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	150,000	150,750
		1,256,699
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	190,000	199,329
Medtronic, Inc., 3.50%, 3/15/25	150,000	159,114
Medtronic, Inc., 4.375%, 3/15/35	100,000	115,231
		473,674
Health Care Providers and Services — 1.3%
Aetna, Inc., 2.75%, 11/15/22	60,000	60,358
Anthem, Inc., 3.65%, 12/1/27	60,000	62,383
Anthem, Inc., 4.65%, 1/15/43	49,000	53,496
CVS Health Corp., 3.50%, 7/20/22	70,000	71,939
CVS Health Corp., 4.30%, 3/25/28	250,000	263,707
CVS Health Corp., 4.78%, 3/25/38	60,000	62,636
CVS Health Corp., 5.05%, 3/25/48	70,000	74,564
DaVita, Inc., 5.125%, 7/15/24	200,000	200,560
HCA, Inc., 5.00%, 3/15/24	30,000	32,703
HCA, Inc., 5.375%, 2/1/25	150,000	162,281
HCA, Inc., 4.125%, 6/15/29	130,000	133,287
Northwell Healthcare, Inc., 4.26%, 11/1/47	50,000	53,404
Tenet Healthcare Corp., 4.375%, 10/1/21	70,000	71,400
Tenet Healthcare Corp., 5.125%, 5/1/25	220,000	221,650
UnitedHealth Group, Inc., 2.875%, 12/15/21	80,000	81,185
UnitedHealth Group, Inc., 3.75%, 7/15/25	140,000	149,717
UnitedHealth Group, Inc., 4.75%, 7/15/45	60,000	71,399
Universal Health Services, Inc., 4.75%, 8/1/22(1)	100,000	101,125
		1,927,794
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	80,000	80,200
McDonald's Corp., MTN, 3.375%, 5/26/25	160,000	167,453
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	70,000	75,895
		323,548

Household Durables — 0.1%
Lennar Corp., 4.75%, 11/29/27		100,000	105,750
Toll Brothers Finance Corp., 4.35%, 2/15/28		100,000	100,250
			206,000
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		80,000	83,500
Insurance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	157,327
Allstate Corp. (The), VRN, 5.75%, 8/15/53		120,000	125,968
American International Group, Inc., 4.125%, 2/15/24		350,000	370,894
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48		40,000	44,755
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	62,692
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	41,950
CNP Assurances, VRN, 4.00%(3)	EUR	100,000	126,036
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$60,000	75,146
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)		50,000	52,666
Markel Corp., 4.90%, 7/1/22		212,000	226,206
MetLife, Inc., 4.125%, 8/13/42		110,000	119,125
Prudential Financial, Inc., 3.94%, 12/7/49		160,000	168,004
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		45,000	57,454
Prudential Financial, Inc., VRN, 5.875%, 9/15/42		100,000	106,035
WR Berkley Corp., 4.625%, 3/15/22		100,000	105,778
			1,840,036
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		160,000	161,966
Fidelity National Information Services, Inc., 3.75%, 5/21/29		40,000	42,507
			204,473
Life Sciences Tools and Services — 0.3%
IQVIA, Inc., 5.00%, 5/15/27(1)		200,000	207,000
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		50,000	51,173
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		160,000	161,205
			419,378
Media — 1.4%
AMC Networks, Inc., 4.75%, 8/1/25		210,000	213,938
CBS Corp., 4.85%, 7/1/42		60,000	63,212
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		145,000	150,490
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		290,000	314,912
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		210,000	247,559
Comcast Corp., 4.40%, 8/15/35		30,000	33,437
Comcast Corp., 6.40%, 5/15/38		80,000	108,173
Comcast Corp., 4.60%, 10/15/38		210,000	240,644
Comcast Corp., 4.75%, 3/1/44		150,000	174,996
CSC Holdings LLC, 5.50%, 4/15/27(1)		200,000	210,500
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25		200,000	206,000
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		110,000	113,850
			2,077,711
Metals and Mining — 0.2%
Steel Dynamics, Inc., 5.00%, 12/15/26		230,000	240,350

Multi-Utilities — 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	106,500
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	70,000	71,305
CenterPoint Energy, Inc., 4.25%, 11/1/28	110,000	118,923
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	292,500	302,006
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	114,130
Dominion Energy, Inc., 2.75%, 9/15/22	130,000	131,086
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	112,885
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	89,193
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	70,000	76,579
Florida Power & Light Co., 4.125%, 2/1/42	50,000	55,415
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	159,444
NiSource, Inc., 5.65%, 2/1/45	80,000	97,204
Sempra Energy, 2.875%, 10/1/22	130,000	131,022
Sempra Energy, 3.25%, 6/15/27	70,000	70,033
Sempra Energy, 4.00%, 2/1/48	40,000	39,208
		1,674,933
Oil, Gas and Consumable Fuels — 3.2%
Antero Resources Corp., 5.125%, 12/1/22	220,000	212,025
Antero Resources Corp., 5.00%, 3/1/25	80,000	74,200
Apache Corp., 4.75%, 4/15/43	40,000	39,048
BP Capital Markets America, Inc., 4.50%, 10/1/20	80,000	82,159
Cimarex Energy Co., 4.375%, 6/1/24	150,000	159,163
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	74,409
Concho Resources, Inc., 4.375%, 1/15/25	110,000	114,357
Continental Resources, Inc., 3.80%, 6/1/24	170,000	174,905
Continental Resources, Inc., 4.375%, 1/15/28	150,000	158,178
Diamondback Energy, Inc., 5.375%, 5/31/25	100,000	105,250
Encana Corp., 6.50%, 2/1/38	80,000	97,108
Energy Transfer Operating LP, 5.25%, 4/15/29	130,000	145,500
Energy Transfer Operating LP, 6.50%, 2/1/42	140,000	165,630
Energy Transfer Operating LP, 6.00%, 6/15/48	70,000	79,933
EnLink Midstream LLC, 5.375%, 6/1/29	170,000	174,675
EnLink Midstream Partners LP, 4.85%, 7/15/26	110,000	111,237
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	103,624
Hess Corp., 6.00%, 1/15/40	50,000	54,815
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	62,006
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	160,130
Marathon Oil Corp., 3.85%, 6/1/25	190,000	197,038
MPLX LP, 4.875%, 6/1/25	180,000	195,674
MPLX LP, 4.50%, 4/15/38	50,000	50,521
MPLX LP, 5.20%, 3/1/47	40,000	43,409
Newfield Exploration Co., 5.75%, 1/30/22	200,000	214,255
Newfield Exploration Co., 5.375%, 1/1/26	100,000	109,686
Noble Energy, Inc., 4.15%, 12/15/21	220,000	227,034
Petroleos Mexicanos, 6.00%, 3/5/20	67,000	67,921
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	49,950
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	46,437
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	64,260

Phillips 66, 4.30%, 4/1/22	60,000	63,197
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	200,018
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	150,000	156,562
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	203,750
Williams Cos., Inc. (The), 4.125%, 11/15/20	280,000	285,107
Williams Cos., Inc. (The), 4.55%, 6/24/24	105,000	113,147
Williams Cos., Inc. (The), 5.10%, 9/15/45	80,000	86,450
		4,722,768
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	180,000	187,225
Pharmaceuticals — 0.8%
Allergan Finance LLC, 3.25%, 10/1/22	60,000	60,999
Allergan Funding SCS, 3.85%, 6/15/24	100,000	103,827
Allergan Funding SCS, 4.55%, 3/15/35	100,000	101,050
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	150,000	159,765
Bristol-Myers Squibb Co., 4.25%, 10/26/49(1)	50,000	55,116
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	200,000	204,000
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	139,757
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	100,000	95,250
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	140,000	109,200
Zoetis, Inc., 3.00%, 9/12/27	70,000	69,968
		1,098,932
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	119,807
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	137,081
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	50,000	55,897
CSX Corp., 3.25%, 6/1/27	150,000	154,920
Union Pacific Corp., 3.60%, 9/15/37	50,000	50,845
Union Pacific Corp., 4.05%, 11/15/45	110,000	114,866
		633,416
Semiconductors and Semiconductor Equipment — 0.3%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	206,148
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	200,000	213,500
		419,648
Software — 0.5%
Fiserv, Inc., 3.50%, 7/1/29	70,000	71,931
Microsoft Corp., 2.70%, 2/12/25	150,000	154,031
Microsoft Corp., 3.45%, 8/8/36	100,000	105,882
Microsoft Corp., 4.25%, 2/6/47	150,000	178,050
Oracle Corp., 3.25%, 11/15/27	170,000	178,083
		687,977
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	203,500
Home Depot, Inc. (The), 3.00%, 4/1/26	150,000	155,350
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	230,599
United Rentals North America, Inc., 4.625%, 10/15/25	90,000	91,687
		681,136
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.75%, 1/13/25	60,000	61,349

Apple, Inc., 2.50%, 2/9/25	130,000	131,362
Apple, Inc., 2.45%, 8/4/26	90,000	89,886
Apple, Inc., 2.90%, 9/12/27	250,000	255,932
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	270,000	297,984
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	130,000	135,663
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	273,559
		1,245,735
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	100,000	108,935
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	55,000	56,281
T-Mobile USA, Inc., 4.75%, 2/1/28	160,000	165,448
		221,729
TOTAL CORPORATE BONDS (Cost $42,262,859)		43,923,320
U.S. TREASURY SECURITIES — 23.6%
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	593,545
U.S. Treasury Bonds, 4.375%, 11/15/39	700,000	930,125
U.S. Treasury Bonds, 4.625%, 2/15/40	200,000	274,426
U.S. Treasury Bonds, 3.125%, 11/15/41	400,000	447,383
U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	335,244
U.S. Treasury Bonds, 3.00%, 5/15/42	1,900,000	2,079,053
U.S. Treasury Bonds, 2.875%, 5/15/43	450,000	480,973
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	200,000	222,961
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	654,891
U.S. Treasury Bonds, 2.50%, 2/15/45	800,000	796,219
U.S. Treasury Bonds, 3.00%, 5/15/45	1,200,000	1,311,000
U.S. Treasury Bonds, 3.00%, 11/15/45	600,000	655,980
U.S. Treasury Bonds, 3.375%, 11/15/48	840,000	987,574
U.S. Treasury Notes, 1.625%, 10/15/20	1,000,000	996,797
U.S. Treasury Notes, 2.75%, 9/15/21	2,000,000	2,044,140
U.S. Treasury Notes, 2.625%, 12/15/21	2,000,000	2,043,516
U.S. Treasury Notes, 1.875%, 1/31/22	3,000,000	3,010,078
U.S. Treasury Notes, 2.375%, 3/15/22	2,500,000	2,543,994
U.S. Treasury Notes, 1.75%, 6/15/22	2,000,000	2,002,305
U.S. Treasury Notes, 1.875%, 9/30/22	3,500,000	3,516,611
U.S. Treasury Notes, 2.00%, 11/30/22	1,100,000	1,109,732
U.S. Treasury Notes, 2.00%, 5/31/24	1,200,000	1,213,617
U.S. Treasury Notes, 3.125%, 11/15/28	4,800,000	5,262,750
U.S. Treasury Notes, 2.375%, 5/15/29	900,000	929,654
TOTAL U.S. TREASURY SECURITIES (Cost $33,062,687)		34,442,568
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.79%), 2/1/38	66,459	70,073
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	45,848	48,468
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 9/1/40	49,718	51,890
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	21,696	22,811
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	147,709	152,588
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43	35,078	36,397

FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.65%), 6/1/43	32,853	34,038
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	479	495
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	239,537	245,123
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	23,951	24,838
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	15,889	16,843
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	124,799	130,149
FNMA, VRN, 3.91%, (12-month LIBOR plus 1.77%), 10/1/40	98,335	102,330
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	110,373	112,756
		1,048,799
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 16.2%
FHLMC, 4.50%, 6/1/21	2,749	2,809
FHLMC, 5.50%, 1/1/38	6,278	6,983
FHLMC, 5.50%, 4/1/38	36,640	40,352
FHLMC, 3.00%, 2/1/43	506,624	515,596
FNMA, 3.50%, TBA	500,000	511,055
FNMA, 5.00%, 7/1/20	5,941	6,081
FNMA, 5.00%, 7/1/31	309,273	326,981
FNMA, 4.50%, 10/1/33	158,302	169,118
FNMA, 5.00%, 11/1/33	347,754	377,760
FNMA, 6.00%, 12/1/33	226,626	256,838
FNMA, 3.50%, 3/1/34	873,546	907,066
FNMA, 5.50%, 4/1/34	89,876	99,521
FNMA, 5.50%, 4/1/34	268,665	298,546
FNMA, 5.00%, 8/1/34	43,664	47,695
FNMA, 5.50%, 8/1/34	86,077	95,670
FNMA, 5.00%, 4/1/35	210,079	229,714
FNMA, 5.00%, 8/1/35	13,608	14,862
FNMA, 4.50%, 9/1/35	16,451	17,647
FNMA, 5.50%, 7/1/36	12,234	13,509
FNMA, 5.50%, 12/1/36	22,926	25,470
FNMA, 6.00%, 7/1/37	55,620	62,966
FNMA, 6.00%, 8/1/37	37,213	42,151
FNMA, 6.50%, 8/1/37	2,168	2,396
FNMA, 6.00%, 9/1/37	47,305	53,568
FNMA, 6.00%, 11/1/37	46,564	52,732
FNMA, 5.00%, 3/1/38	79,288	85,977
FNMA, 6.50%, 9/1/38	128,861	148,553
FNMA, 5.50%, 1/1/39	90,318	100,366
FNMA, 5.00%, 2/1/39	206,871	224,541
FNMA, 4.50%, 4/1/39	74,816	80,692
FNMA, 4.50%, 5/1/39	186,431	201,000
FNMA, 6.50%, 5/1/39	2,871	3,375
FNMA, 4.50%, 10/1/39	324,013	349,822
FNMA, 4.00%, 10/1/40	331,177	350,738
FNMA, 4.50%, 11/1/40	290,620	312,245
FNMA, 4.00%, 8/1/41	485,361	513,336
FNMA, 4.50%, 9/1/41	275,523	296,034
FNMA, 3.50%, 5/1/42	406,758	422,292
FNMA, 3.50%, 6/1/42	469,718	487,626

FNMA, 3.50%, 9/1/42	337,212	350,091
FNMA, 3.50%, 5/1/45	948,530	980,760
FNMA, 3.50%, 5/1/46	803,871	828,331
FNMA, 3.00%, 11/1/46	1,817,069	1,840,261
FNMA, 3.50%, 2/1/47	2,373,132	2,452,612
FNMA, 6.50%, 8/1/47	768	822
FNMA, 6.50%, 9/1/47	1,554	1,659
FNMA, 6.50%, 9/1/47	75	80
FNMA, 6.50%, 9/1/47	817	872
FNMA, 3.00%, 4/1/48	1,130,705	1,149,826
FNMA, 4.00%, 6/1/48	2,796,254	2,904,180
GNMA, 3.00%, TBA	650,000	663,939
GNMA, 4.00%, TBA	1,250,000	1,295,850
GNMA, 5.50%, 12/15/32	96,469	108,925
GNMA, 6.00%, 9/20/38	26,868	30,608
GNMA, 5.50%, 12/20/38	65,144	71,387
GNMA, 4.50%, 6/15/39	409,806	442,002
GNMA, 4.50%, 1/15/40	173,289	186,933
GNMA, 4.50%, 4/15/40	261,890	282,438
GNMA, 4.00%, 11/20/40	546,494	579,029
GNMA, 3.50%, 6/20/42	580,969	606,527
GNMA, 2.50%, 7/20/46	493,320	495,741
GNMA, 2.50%, 2/20/47	579,566	582,412
		23,608,968
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,219,526)		24,657,767
ASSET-BACKED SECURITIES — 7.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	251,832
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	120,356	120,955
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	48,282	48,232
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	307,004	320,322
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	17,460	17,449
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	79,972	79,587
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	110,825	111,465
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	181,350	182,248
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.34%, (1-month LIBOR plus 0.95%), 3/17/37(1)	725,000	717,674
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.67%, (1-month LIBOR plus 1.28%), 6/17/37(1)	575,000	575,978
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.54%, (1-month LIBOR plus 1.15%), 7/17/37(1)	550,000	550,027
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(1)	148,278	149,095
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	60,756	60,543
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	58,252	58,170
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	833,208	830,890
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	371,124	381,998
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	373,799	376,369
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	850,000	855,996
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	325,000	329,940
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(1)	675,000	694,782
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	1,000,000	1,034,624
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	675,000	699,125
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	94,010	95,040

Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	115,407	115,175
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	88,555	89,162
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	86,726	86,443
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	375,590	384,830
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	300,000	305,097
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	577,114	581,777
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	230,913	235,041
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	68,730	72,442
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	187,458	187,455
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	265,056	264,915
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	290,694	301,355
TOTAL ASSET-BACKED SECURITIES (Cost $11,014,182)		11,166,033
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
Private Sponsor Collateralized Mortgage Obligations — 4.8%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.31%, 2/25/35	63,343	64,709
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	110,366	113,458
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.43%, 8/25/34	33,508	32,968
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	126,614	130,798
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	88,814	91,964
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,349	1,335
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 7/25/35	137,608	147,159
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	189,080	191,500
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	165,047	168,196
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.46%, 10/25/34	53,091	53,318
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.68%, 8/25/35	74,611	77,369
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.72%, 1/25/37	93,474	83,765
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	195,314	199,051
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	92,946	95,803
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.38%, 7/25/35	53,158	53,620
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	218,224	213,618
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	14,226	14,705
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.66%, 11/21/34	57,742	60,290
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.42%, 11/25/35	119,754	121,209
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	147,643	155,125
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.90%, (1-month LIBOR plus 1.50%), 6/25/57(1)	281,044	286,710
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	238,891	246,086
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	425,315	431,393
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	649,299	658,490
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	108,683	110,526
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	64,032	65,144
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.84%, 7/25/36	126,497	123,841
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.19%, 8/25/35	85,482	87,338
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	98,622	101,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	75,702	76,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.10%, 4/25/35	31,756	32,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	127,664	128,786
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	274,895	276,592
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	75,193	74,199

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	326,385	329,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 5.01%, 7/25/36	84,668	86,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.98%, 7/25/36	74,927	76,954
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 5.18%, 7/25/36	166,366	169,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.99%, 7/25/36	94,197	95,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.76%, 9/25/36	123,699	126,302
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.75%, 10/25/36	44,793	44,697
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.72%, 10/25/36	104,723	104,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.87%, 12/25/36	65,430	65,137
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	103,678	104,287
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 2A9, 6.00%, 7/25/37	97,297	95,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	97,490	98,699
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	106,821	108,146
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	110,582	112,131
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	11,307	11,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	31,236	31,357
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, SEQ, 5.25%, 3/25/37	32,157	33,516
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	154,361	156,329
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	58,359	56,670
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.78%, 12/28/37	417,088	414,651
		7,091,152
U.S. Government Agency Collateralized Mortgage Obligations — 2.2%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.65%, (1-month LIBOR plus 3.25%), 5/25/25	175,000	187,065
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.60%, (1-month LIBOR plus 1.20%), 10/25/29	371,439	373,739
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.20%, (1-month LIBOR plus 1.80%), 7/25/30	100,000	99,592
FHLMC, Series 3397, Class GF, VRN, 2.89%, (1-month LIBOR plus 0.50%), 12/15/37	94,871	95,165
FNMA, Series 2014-C02, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	349,764	361,767
FNMA, Series 2014-C02, Class 2M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	382,683	392,130
FNMA, Series 2016-C03, Class 2M2, VRN, 8.30%, (1-month LIBOR plus 5.90%), 10/25/28	180,242	198,514
FNMA, Series 2017-C03, Class 1M2, VRN, 5.40%, (1-month LIBOR plus 3.00%), 10/25/29	225,000	235,072
FNMA, Series 2017-C05, Class 1M2, VRN, 4.60%, (1-month LIBOR plus 2.20%), 1/25/30	300,000	303,126
FNMA, Series 2017-C06, Class 2M2, VRN, 5.20%, (1-month LIBOR plus 2.80%), 2/25/30	750,000	772,921
FNMA, Series 2017-C07, Class 1M2, VRN, 4.80%, (1-month LIBOR plus 2.40%), 5/28/30	150,000	152,615
		3,171,706
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,100,959)		10,262,858
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	467,385
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	400,000	426,032
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	300,000	330,019
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	400,000	414,865
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	325,000	336,363
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	310,000	319,233
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	256,920
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	400,000	416,264
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(1)	525,000	532,293
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	320,000	337,184
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.20%, 12/15/46	260,000	280,173
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	779,000	792,376
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	500,000	521,598

Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(1)	325,000	329,721
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	400,000	414,827
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	500,000	517,816
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,564,604)		6,693,069
COLLATERALIZED LOAN OBLIGATIONS — 3.3%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.07%, (3-month LIBOR plus 1.55%), 5/15/30(1)	175,000	172,636
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.04%, (3-month LIBOR plus 1.45%), 4/20/31(1)	250,000	245,250
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, VRN, 3.56%, (3-month LIBOR plus 0.97%), 4/17/31(1)	350,000	345,312
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.02%, (3-month LIBOR plus 1.50%), 5/15/31(1)	200,000	196,958
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(1)	100,000	98,856
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(1)	200,000	195,935
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 4.00%, (3-month LIBOR plus 1.40%), 4/18/31(1)	450,000	439,986
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.14%, (3-month LIBOR plus 1.55%), 4/20/30(1)	250,000	246,567
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(1)	150,000	149,870
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(1)	200,000	199,102
KKR CLO Ltd., Series 22A, Class B, VRN, 4.19%, (3-month LIBOR plus 1.60%), 7/20/31(1)	150,000	148,396
LCM XIV LP, Series 2014A, Class BR, VRN, 4.17%, (3-month LIBOR plus 1.58%), 7/20/31(1)	300,000	297,887
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(1)	175,000	174,456
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.09%, (3-month LIBOR plus 1.50%), 4/19/30(1)	275,000	273,260
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(1)	250,000	248,289
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.10%, (3-month LIBOR plus 1.50%), 4/15/31(1)	250,000	246,997
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.75%, (3-month LIBOR plus 1.15%), 4/18/31(1)	150,000	149,189
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(1)	200,000	199,839
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(1)	175,000	172,833
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(1)	150,000	150,061
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.98%, (3-month LIBOR plus 1.40%), 4/25/31(1)	350,000	342,797
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.30%, (3-month LIBOR plus 1.70%), 10/18/31(1)	150,000	149,448
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,896,496)		4,843,924
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.6%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	190,000	197,505
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	341,718
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	216,250
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27	200,000	209,794
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47	200,000	206,989
Mexico — 0.1%
Mexico Government International Bond, 4.125%, 1/21/26	200,000	209,650
Panama — 0.2%
Panama Government International Bond, 9.375%, 4/1/29	200,000	300,752
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	90,000	124,201

Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	102,413
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	60,000	63,159
Republic of Poland Government International Bond, 3.00%, 3/17/23	100,000	102,835
		165,994
Russia — 0.2%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	221,237
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	80,000	81,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,286,348)		2,378,403
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	259,767
Chicago GO, 7.05%, 1/1/29	50,000	55,476
Houston GO, 3.96%, 3/1/47	50,000	54,857
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	111,949
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	70,474
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	61,861
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	60,278
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	93,565
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	87,898
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	94,629
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	227,260
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	150,000	200,608
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	105,295
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	67,690
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	65,418
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	53,956
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	123,276
State of California GO, 6.65%, 3/1/22	40,000	43,992
State of California GO, 4.60%, 4/1/38	10,000	10,928
State of California GO, 7.55%, 4/1/39	130,000	206,058
State of California GO, 7.30%, 10/1/39	5,000	7,524
State of California GO, 7.60%, 11/1/40	25,000	40,619
State of Illinois GO, 5.10%, 6/1/33	40,000	42,157
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	52,381
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	40,000	52,774
State of Washington GO, 5.14%, 8/1/40	90,000	113,343
TOTAL MUNICIPAL SECURITIES (Cost $1,830,327)		2,364,033
BANK LOAN OBLIGATIONS(5) — 0.9%
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., 2017 Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 1/31/25	142,571	139,522
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	190,000	190,119
		329,641
Health Care Providers and Services — 0.3%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.90%, (1-month LIBOR plus 2.50%), 2/16/23	198,981	198,361
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	260,840	261,269
		459,630

Hotels, Restaurants and Leisure — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 12/22/24	38,898	38,286
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 3/21/25	102,234	101,731
		140,017
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.41%, (1-month LIBOR plus 3.00%), 6/2/25	141,229	141,332
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC, 2017 Term Loan B, 4.41%, (1-month LIBOR plus 2.00%), 9/7/23	148,867	148,278
TOTAL BANK LOAN OBLIGATIONS (Cost $1,225,853)		1,218,898
TEMPORARY CASH INVESTMENTS — 3.4%
Credit Agricole Corporate and Investment Bank, 2.40%, 7/1/19(1)(6)	4,950,000	4,949,037
Repurchase Agreement, BMO Capital Markets Corp.(collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $267) in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $262)		262
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,649	6,649
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,956,911)		4,955,948
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $142,420,752)		146,906,821
OTHER ASSETS AND LIABILITIES — (0.7)%		(952,829)
TOTAL NET ASSETS — 100.0%		$145,953,992

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,537,487	USD	1,065,509	Bank of America N.A.	9/18/19	$16,403
AUD	1,081,479	USD	757,738	Bank of America N.A.	9/18/19	3,286
BRL	4,280,972	USD	1,063,939	Goldman Sachs & Co.	9/18/19	42,725
CAD	1,930,237	USD	1,434,703	Morgan Stanley	9/18/19	41,356
USD	737,253	CAD	970,955	Morgan Stanley	9/18/19	(5,240)
CHF	734,149	USD	735,458	UBS AG	9/18/19	21,855
USD	728,235	CLP	495,090,428	Goldman Sachs & Co.	9/23/19	(2,709)
COP	2,385,716,864	USD	706,737	Goldman Sachs & Co.	9/18/19	32,218
USD	738,722	COP	2,385,716,864	Goldman Sachs & Co.	9/18/19	(233)
CZK	16,420,073	USD	733,170	UBS AG	9/18/19	1,966
EUR	319,626	USD	359,768	JPMorgan Chase Bank N.A.	9/18/19	5,901
EUR	641,210	USD	724,042	JPMorgan Chase Bank N.A.	9/18/19	9,536
USD	123,498	EUR	109,924	JPMorgan Chase Bank N.A.	9/18/19	(2,261)
USD	736,275	EUR	643,319	JPMorgan Chase Bank N.A.	9/18/19	284
USD	1,407,077	HUF	407,568,151	UBS AG	9/18/19	(34,328)
USD	762,879	HUF	215,772,004	UBS AG	9/18/19	(220)
USD	1,419,398	ILS	5,111,820	UBS AG	9/18/19	(19,768)
USD	729,561	JPY	79,349,959	Bank of America N.A.	9/18/19	(10,598)
KZT	266,787,602	USD	687,952	Goldman Sachs & Co.	9/18/19	3,495
KZT	148,063,877	USD	384,182	Goldman Sachs & Co.	9/18/19	(438)
MXN	6,806,825	USD	350,172	Morgan Stanley	9/18/19	(85)
MXN	13,938,065	USD	718,013	Morgan Stanley	9/18/19	(1,152)
USD	338,898	MXN	6,806,601	Morgan Stanley	9/18/19	(11,178)
NOK	25,425,881	USD	2,914,108	Goldman Sachs & Co.	9/18/19	72,883
USD	73,352	NOK	623,102	Goldman Sachs & Co.	9/18/19	151
NZD	1,070,532	USD	709,934	Bank of America N.A.	9/18/19	10,299
USD	1,058,608	NZD	1,623,034	Bank of America N.A.	9/18/19	(33,337)
USD	1,070,269	PEN	3,617,189	Goldman Sachs & Co.	9/18/19	(24,687)
USD	785,028	PHP	41,433,779	Goldman Sachs & Co.	9/18/19	(20,588)
PLN	2,862,140	USD	768,938	Goldman Sachs & Co.	9/18/19	(1,018)
USD	3,578,327	PLN	13,750,081	Goldman Sachs & Co.	9/18/19	(110,858)
SEK	17,186,350	USD	1,815,866	Goldman Sachs & Co.	9/18/19	45,092
SEK	3,487,073	USD	369,754	Goldman Sachs & Co.	9/18/19	7,830
ZAR	5,229,773	USD	352,693	UBS AG	9/18/19	15,032
USD	350,817	ZAR	5,229,773	UBS AG	9/18/19	(16,908)
						$34,706

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	10	September 2019	$1,000,000	$1,279,688	$15,384
U.S. Treasury 2-Year Notes	91	September 2019	$18,200,000	19,581,352	109,857
U.S. Treasury Long Bonds	14	September 2019	$1,400,000	2,178,312	27,625
U.S. Treasury Ultra Bonds	6	September 2019	$600,000	1,065,375	27,045
				$24,104,727	$179,911

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	7	September 2019	$700,000	$827,094	$(3,188)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Sell	1.00%	6/20/24	$1,500,000	$27,214	$5,184	$32,398

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,907,001, which represented 21.2% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Perpetual maturity with no stated maturity date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $149,993.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	43,923,320	—
U.S. Treasury Securities	—	34,442,568	—
U.S. Government Agency Mortgage-Backed Securities	—	24,657,767	—
Asset-Backed Securities	—	11,166,033	—
Collateralized Mortgage Obligations	—	10,262,858	—
Commercial Mortgage-Backed Securities	—	6,693,069	—
Collateralized Loan Obligations	—	4,843,924	—
Sovereign Governments and Agencies	—	2,378,403	—
Municipal Securities	—	2,364,033	—
Bank Loan Obligations	—	1,218,898	—
Temporary Cash Investments	6,649	4,949,299	—
	6,649	146,900,172	—
Other Financial Instruments
Futures Contracts	179,911	—	—
Swap Agreements	—	32,398
Forward Foreign Currency Exchange Contracts	—	330,312	—
	179,911	362,710	—

Liabilities
Other Financial Instruments
Futures Contracts	3,188	—	—
Forward Foreign Currency Exchange Contracts	—	295,606	—
	3,188	295,606	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2019

Diversified Bond - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 29.6%
Aerospace and Defense — 0.1%
United Technologies Corp., 6.05%, 6/1/36	1,868,000	2,396,386
Automobiles — 1.2%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	6,190,000	6,186,878
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	3,599,483
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,810,000	6,126,644
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	3,820,000	3,779,638
General Motors Co., 5.15%, 4/1/38	1,350,000	1,335,208
General Motors Financial Co., Inc., 3.15%, 1/15/20	6,350,000	6,363,157
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,660,822
General Motors Financial Co., Inc., 5.25%, 3/1/26	5,740,000	6,162,005
		38,213,835
Banks — 5.9%
Banco Santander SA, 3.50%, 4/11/22	4,200,000	4,309,457
Bank of America Corp., MTN, 4.20%, 8/26/24	9,400,000	10,000,433
Bank of America Corp., MTN, 4.00%, 1/22/25	5,000,000	5,259,883
Bank of America Corp., MTN, VRN, 2.37%, 7/21/21	6,270,000	6,263,326
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29	3,540,000	3,787,268
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	2,450,000	2,783,226
Bank of America Corp., VRN, 3.00%, 12/20/23	3,772,000	3,841,799
Bank of America N.A., 6.00%, 10/15/36	3,330,000	4,398,308
Barclays Bank plc, 5.14%, 10/14/20	3,230,000	3,319,952
Barclays plc, 4.375%, 1/12/26	2,700,000	2,800,103
BNP Paribas SA, 4.375%, 9/28/25(1)	2,950,000	3,101,023
BPCE SA, 3.00%, 5/22/22(1)	4,760,000	4,807,152
BPCE SA, 5.15%, 7/21/24(1)	2,380,000	2,575,125
Citigroup, Inc., 2.90%, 12/8/21	6,200,000	6,264,580
Citigroup, Inc., 2.75%, 4/25/22	5,530,000	5,585,216
Citigroup, Inc., 3.20%, 10/21/26	6,500,000	6,638,025
Citigroup, Inc., 4.45%, 9/29/27	13,315,000	14,360,871
Citigroup, Inc., VRN, 3.52%, 10/27/28	2,240,000	2,312,405
Cooperatieve Rabobank UA, 3.95%, 11/9/22	4,970,000	5,156,936
Discover Bank, 3.35%, 2/6/23	2,200,000	2,252,170
Discover Bank, 3.45%, 7/27/26	5,790,000	5,893,222
Fifth Third Bank, 2.875%, 10/1/21	2,210,000	2,237,394
HSBC Holdings plc, 4.30%, 3/8/26	2,680,000	2,879,807
HSBC Holdings plc, 4.375%, 11/23/26	4,800,000	5,076,922
HSBC Holdings plc, VRN, 3.26%, 3/13/23	4,900,000	4,987,219
Huntington Bancshares, Inc., 2.30%, 1/14/22	3,480,000	3,478,167
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	6,975,535
JPMorgan Chase & Co., 3.25%, 9/23/22	5,020,000	5,157,241
JPMorgan Chase & Co., 3.875%, 9/10/24	3,575,000	3,759,179
JPMorgan Chase & Co., 3.125%, 1/23/25	10,400,000	10,687,095
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	1,580,000	1,666,594

JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	3,300,000	3,499,916
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	2,400,000	2,453,935
Regions Financial Corp., 2.75%, 8/14/22	3,690,000	3,716,687
Regions Financial Corp., 3.80%, 8/14/23	3,100,000	3,244,221
Synchrony Bank, 3.00%, 6/15/22	2,330,000	2,347,424
U.S. Bancorp, MTN, 3.60%, 9/11/24	2,820,000	2,961,861
Wells Fargo & Co., 3.07%, 1/24/23	3,770,000	3,829,174
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,292,359
Wells Fargo & Co., 5.61%, 1/15/44	3,300,000	4,130,356
Wells Fargo & Co., MTN, 3.75%, 1/24/24	1,670,000	1,756,240
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,850,000	3,021,872
		185,869,678
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	5,320,000	5,922,035
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	4,610,000	5,226,228
		11,148,263
Biotechnology — 1.5%
AbbVie, Inc., 2.90%, 11/6/22	5,270,000	5,306,771
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	4,109,742
AbbVie, Inc., 4.40%, 11/6/42	810,000	802,934
AbbVie, Inc., 4.70%, 5/14/45	2,325,000	2,378,362
Amgen, Inc., 2.65%, 5/11/22	6,080,000	6,125,669
Amgen, Inc., 4.66%, 6/15/51	2,070,000	2,268,247
Celgene Corp., 3.25%, 8/15/22	5,180,000	5,325,421
Celgene Corp., 3.875%, 8/15/25	7,450,000	7,986,729
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,514,539
Gilead Sciences, Inc., 3.65%, 3/1/26	7,410,000	7,843,864
		48,662,278
Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	5,710,000	5,908,271
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	8,120,000	8,325,610
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25	3,000,000	3,070,812
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	3,600,000	3,752,085
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	1,850,000	1,774,162
Morgan Stanley, 2.75%, 5/19/22	5,110,000	5,165,037
Morgan Stanley, 5.00%, 11/24/25	2,830,000	3,133,586
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	10,373,790
Morgan Stanley, MTN, 4.00%, 7/23/25	4,700,000	5,035,345
Morgan Stanley, VRN, 3.97%, 7/22/38	1,880,000	1,970,854
		48,509,552
Chemicals — 0.1%
Westlake Chemical Corp., 4.375%, 11/15/47	2,030,000	1,914,136
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	2,170,000	2,239,608
Waste Connections, Inc., 3.50%, 5/1/29	2,670,000	2,780,464
Waste Management, Inc., 4.15%, 7/15/49	1,960,000	2,155,360
		7,175,432
Consumer Finance — 0.5%
Ally Financial, Inc., 3.875%, 5/21/24	2,150,000	2,209,125

Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	4,999,889
Capital One Financial Corp., 3.80%, 1/31/28	4,210,000	4,352,952
Mastercard, Inc., 3.65%, 6/1/49	1,530,000	1,624,356
PNC Bank N.A., 3.80%, 7/25/23	3,100,000	3,255,101
		16,441,423
Diversified Consumer Services — 0.2%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	1,600,000	1,673,124
CommonSpirit Health, 2.95%, 11/1/22	2,420,000	2,443,617
George Washington University (The), 3.55%, 9/15/46	1,805,000	1,822,480
		5,939,221
Diversified Financial Services — 0.7%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	6,090,000	6,138,340
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	5,500,000	5,586,514
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	8,150,000	8,357,080
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,343,790
		22,425,724
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,255,563
AT&T, Inc., 3.40%, 5/15/25	3,530,000	3,629,851
AT&T, Inc., 2.95%, 7/15/26	3,500,000	3,479,607
AT&T, Inc., 5.25%, 3/1/37	2,000,000	2,246,015
AT&T, Inc., 4.85%, 3/1/39	1,220,000	1,310,945
AT&T, Inc., 5.15%, 11/15/46	4,971,000	5,499,080
Verizon Communications, Inc., 3.38%, 2/15/25	4,000,000	4,176,894
Verizon Communications, Inc., 2.625%, 8/15/26	6,150,000	6,112,864
Verizon Communications, Inc., 4.75%, 11/1/41	800,000	898,984
Verizon Communications, Inc., 5.01%, 8/21/54	2,250,000	2,693,682
		33,303,485
Electric Utilities — 0.7%
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,020,000	1,048,042
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	2,092,715
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,745,963
Duke Energy Florida LLC, 6.35%, 9/15/37	307,000	420,316
Duke Energy Florida LLC, 3.85%, 11/15/42	2,070,000	2,160,099
Duke Energy Progress LLC, 4.15%, 12/1/44	1,100,000	1,190,992
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,317,018
Exelon Corp., 5.15%, 12/1/20	1,700,000	1,753,350
Exelon Corp., 4.45%, 4/15/46	1,842,000	1,960,965
FirstEnergy Corp., 4.25%, 3/15/23	1,810,000	1,902,040
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	300,000	301,875
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,340,000	3,310,775
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,570,000	1,543,645
Xcel Energy, Inc., 3.35%, 12/1/26	780,000	804,330
		23,552,125
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	1,800,000	1,888,009
Halliburton Co., 4.85%, 11/15/35	2,030,000	2,166,391
		4,054,400

Entertainment — 0.4%
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,708,642
Viacom, Inc., 4.25%, 9/1/23	2,100,000	2,222,148
Viacom, Inc., 4.375%, 3/15/43	2,230,000	2,183,757
Walt Disney Co. (The), 6.90%, 8/15/39(1)	2,680,000	3,951,489
Walt Disney Co. (The), 4.75%, 9/15/44(1)	1,000,000	1,221,450
		11,287,486
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.375%, 10/15/26	1,330,000	1,353,584
Boston Properties LP, 3.65%, 2/1/26	4,900,000	5,099,712
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,528,959
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,213,990
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,744,493
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,860,000	2,056,639
Hospitality Properties Trust, 4.65%, 3/15/24	1,870,000	1,924,659
Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,493,066
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,819,594
Public Storage, 3.39%, 5/1/29	2,160,000	2,257,494
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,752,304
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,657,375
		35,901,869
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.30%, 1/15/21	1,235,000	1,250,635
Kroger Co. (The), 3.875%, 10/15/46	2,080,000	1,869,689
Walmart, Inc., 4.05%, 6/29/48	1,940,000	2,224,896
		5,345,220
Gas Utilities — 0.9%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	2,950,000	3,122,138
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,480,000	6,067,543
Enterprise Products Operating LLC, 4.20%, 1/31/50(2)	900,000	928,452
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,440,000	3,523,570
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	8,040,000	9,006,332
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	3,750,000	3,813,004
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,390,000	1,396,950
		27,857,989
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	4,671,000	4,900,356
Medtronic, Inc., 3.50%, 3/15/25	4,590,000	4,868,879
Medtronic, Inc., 4.375%, 3/15/35	3,010,000	3,468,440
		13,237,675
Health Care Providers and Services — 1.3%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,549,188
Anthem, Inc., 3.65%, 12/1/27	2,800,000	2,911,188
Anthem, Inc., 4.65%, 1/15/43	1,155,000	1,260,967
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,549,573
CVS Health Corp., 4.30%, 3/25/28	3,810,000	4,018,901
CVS Health Corp., 4.78%, 3/25/38	1,480,000	1,545,017
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	3,376,628
HCA, Inc., 4.125%, 6/15/29	2,930,000	3,004,087

Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	1,974,838
Northwell Healthcare, Inc., 4.26%, 11/1/47	2,180,000	2,328,434
Stanford Health Care, 3.80%, 11/15/48	1,760,000	1,885,314
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,122,299
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,000,000	2,138,811
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,700,000	3,741,625
		39,406,870
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.70%, 12/9/35	2,270,000	2,591,940
Household Durables — 0.4%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,421,159
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,384,588
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,652,016
Toll Brothers Finance Corp., 4.35%, 2/15/28	3,620,000	3,629,050
		12,086,813
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,628,715
American International Group, Inc., 4.125%, 2/15/24	7,680,000	8,138,463
American International Group, Inc., 4.50%, 7/16/44	550,000	581,605
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	2,086,999
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	1,620,000	1,812,592
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,700,000	1,776,271
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,490,386
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)	1,100,000	1,158,660
Markel Corp., 4.90%, 7/1/22	3,120,000	3,329,070
MetLife, Inc., 4.875%, 11/13/43	1,075,000	1,282,750
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,220,000	2,265,361
Prudential Financial, Inc., 3.94%, 12/7/49	3,500,000	3,675,089
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	975,000	1,244,836
WR Berkley Corp., 4.625%, 3/15/22	1,875,000	1,983,330
		37,454,127
Interactive Media and Services — 0.1%
Tencent Holdings Ltd., 3.98%, 4/11/29(1)	3,600,000	3,764,269
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,900,000	3,901,929
Alibaba Group Holding Ltd., 3.60%, 11/28/24	5,000,000	5,216,558
		9,118,487
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,050,000	3,087,472
Fidelity National Information Services, Inc., 3.75%, 5/21/29	1,000,000	1,062,670
		4,150,142
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,208,690
Media — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	9,730,000	10,565,852
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	4,180,000	4,927,596
Comcast Corp., 6.40%, 5/15/38	2,270,000	3,069,406
Comcast Corp., 4.60%, 10/15/38	4,280,000	4,904,563
Comcast Corp., 4.75%, 3/1/44	4,540,000	5,296,550

Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,370,000	2,446,898
TEGNA, Inc., 5.125%, 7/15/20	2,450,000	2,459,188
		33,670,053
Metals and Mining — 0.1%
Steel Dynamics, Inc., 4.125%, 9/15/25	3,160,000	3,160,000
Multi-Utilities — 1.0%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	4,115,841
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,700,000	2,750,330
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,500,000	2,702,787
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	1,530,000	1,587,448
Dominion Energy, Inc., 4.90%, 8/1/41	2,920,000	3,296,244
Exelon Generation Co. LLC, 5.60%, 6/15/42	710,000	791,588
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	1,570,000	1,717,559
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,391,660
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,860,000	1,942,622
NiSource, Inc., 5.65%, 2/1/45	2,080,000	2,527,297
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,784,845
Sempra Energy, 2.875%, 10/1/22	1,820,000	1,834,304
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,700,798
Sempra Energy, 4.00%, 2/1/48	1,500,000	1,470,313
Southwestern Public Service Co., 3.70%, 8/15/47	1,880,000	1,899,059
		32,512,695
Oil, Gas and Consumable Fuels — 3.3%
Antero Resources Corp., 5.00%, 3/1/25	2,030,000	1,882,825
Cimarex Energy Co., 4.375%, 6/1/24	2,480,000	2,631,487
CNOOC Finance Ltd., 4.25%, 1/26/21	4,975,000	5,109,483
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,125,976
Concho Resources, Inc., 4.375%, 1/15/25	3,210,000	3,337,135
Continental Resources, Inc., 4.375%, 1/15/28	4,730,000	4,987,895
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,353,773
Encana Corp., 6.50%, 2/1/38	3,450,000	4,187,793
Energy Transfer Operating LP, 7.50%, 10/15/20	2,120,000	2,249,145
Energy Transfer Operating LP, 4.25%, 3/15/23	4,740,000	4,950,423
Energy Transfer Operating LP, 5.25%, 4/15/29	3,200,000	3,581,537
Energy Transfer Operating LP, 4.90%, 3/15/35	3,470,000	3,496,150
Energy Transfer Operating LP, 6.50%, 2/1/42	880,000	1,041,100
Energy Transfer Operating LP, 6.00%, 6/15/48	1,050,000	1,199,000
EnLink Midstream LLC, 5.375%, 6/1/29	2,200,000	2,260,500
Hess Corp., 6.00%, 1/15/40	1,590,000	1,743,127
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,141,627
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	5,235,024
Marathon Oil Corp., 3.85%, 6/1/25	3,390,000	3,515,565
MPLX LP, 4.875%, 6/1/25	3,800,000	4,130,896
MPLX LP, 4.50%, 4/15/38	2,130,000	2,152,176
MPLX LP, 5.20%, 3/1/47	1,480,000	1,606,138
Newfield Exploration Co., 5.75%, 1/30/22	3,450,000	3,695,901
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,146,502
Petroleos Mexicanos, 6.00%, 3/5/20	2,291,000	2,322,501
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,157,840

Petroleos Mexicanos, 6.50%, 3/13/27	800,000	790,960
Petroleos Mexicanos, 5.50%, 6/27/44	700,000	562,275
Petronas Capital Ltd., 5.25%, 8/12/19	6,254,000	6,274,950
Phillips 66, 4.30%, 4/1/22	2,670,000	2,812,252
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,115,841
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,837,651
Sinopec Group Overseas Development Ltd., 1.75%, 9/29/19	2,600,000	2,596,399
Williams Cos., Inc. (The), 4.125%, 11/15/20	5,003,000	5,094,254
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,330,000	3,588,366
		102,914,467
Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/1/22	6,880,000	6,994,616
Bristol-Myers Squibb Co., 4.25%, 10/26/49(1)	1,110,000	1,223,577
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	4,785,000	4,776,709
		12,994,902
Road and Rail — 0.7%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,354,330
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,612,572
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,070,000	1,196,194
CSX Corp., 3.40%, 8/1/24	2,840,000	2,972,815
CSX Corp., 3.25%, 6/1/27	3,490,000	3,604,470
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,759,233
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,822,453
Union Pacific Corp., 4.05%, 11/15/45	1,600,000	1,670,771
		21,992,838
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	4,071,423
Software — 0.6%
Fiserv, Inc., 3.50%, 7/1/29	1,500,000	1,541,365
Microsoft Corp., 2.70%, 2/12/25	9,320,000	9,570,452
Microsoft Corp., 3.45%, 8/8/36	2,140,000	2,265,869
Microsoft Corp., 4.25%, 2/6/47	3,060,000	3,632,227
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,238,078
		20,247,991
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	3,750,000	3,815,625
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,203,242
Home Depot, Inc. (The), 3.00%, 4/1/26	2,560,000	2,651,308
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	2,966,778
United Rentals North America, Inc., 4.625%, 7/15/23	1,920,000	1,967,040
		14,603,993
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,629,089
Apple, Inc., 2.45%, 8/4/26	3,780,000	3,775,228
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	6,950,000	7,670,330
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	3,320,000	3,464,622
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	2,230,000	2,259,395
		24,798,664

Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	1,670,000	1,819,212
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,230,000	2,281,952
TOTAL CORPORATE BONDS (Cost $889,189,427)		929,085,705
U.S. TREASURY SECURITIES — 22.8%
U.S. Treasury Bills, 2.52%, 2/27/20(3)	55,000,000	54,287,912
U.S. Treasury Bills, 2.03%, 6/18/20(3)	17,000,000	16,690,782
U.S. Treasury Bonds, 4.375%, 11/15/39	4,550,000	6,045,812
U.S. Treasury Bonds, 4.625%, 2/15/40	6,950,000	9,536,296
U.S. Treasury Bonds, 4.375%, 5/15/41	4,000,000	5,338,047
U.S. Treasury Bonds, 3.125%, 11/15/41	21,000,000	23,487,598
U.S. Treasury Bonds, 3.125%, 2/15/42	23,000,000	25,702,051
U.S. Treasury Bonds, 3.00%, 5/15/42	25,000,000	27,355,957
U.S. Treasury Bonds, 2.75%, 11/15/42	9,500,000	9,952,549
U.S. Treasury Bonds, 2.875%, 5/15/43	8,500,000	9,085,039
U.S. Treasury Bonds, 2.50%, 2/15/45	27,550,000	27,419,783
U.S. Treasury Bonds, 3.00%, 5/15/45	5,500,000	6,008,750
U.S. Treasury Bonds, 3.00%, 11/15/45	2,300,000	2,514,592
U.S. Treasury Bonds, 3.375%, 11/15/48	43,650,000	51,318,589
U.S. Treasury Notes, 1.50%, 5/31/20(4)	15,000,000	14,931,152
U.S. Treasury Notes, 1.125%, 8/31/21(4)	16,000,000	15,786,875
U.S. Treasury Notes, 2.75%, 9/15/21	37,000,000	37,816,601
U.S. Treasury Notes, 2.625%, 12/15/21	35,000,000	35,761,523
U.S. Treasury Notes, 1.875%, 1/31/22	55,000,000	55,184,766
U.S. Treasury Notes, 2.375%, 3/15/22	41,000,000	41,721,504
U.S. Treasury Notes, 1.75%, 6/15/22	40,000,000	40,046,094
U.S. Treasury Notes, 1.875%, 9/30/22	75,000,000	75,355,957
U.S. Treasury Notes, 2.00%, 11/30/22	40,000,000	40,353,906
U.S. Treasury Notes, 2.125%, 11/30/24	15,000,000	15,252,246
U.S. Treasury Notes, 3.125%, 11/15/28	44,500,000	48,790,078
U.S. Treasury Notes, 2.375%, 5/15/29	19,700,000	20,349,100
TOTAL U.S. TREASURY SECURITIES (Cost $682,132,690)		716,093,559
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.5%
FHLMC, VRN, 4.79%, (1-year H15T1Y plus 2.25%), 4/1/37	383,352	404,599
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	956,736	1,011,408
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	526,427	551,034
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 9/1/40	894,929	934,017
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.78%), 2/1/41	852,845	885,241
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	289,279	304,143
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	2,067,921	2,136,230
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	1,229,787	1,287,107
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	515,650	533,432
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.65%), 6/1/43	692,186	717,160
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	13,165	13,609
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	1,982,915	2,028,947
FHLMC, VRN, 2.56%, (12-month LIBOR plus 1.59%), 10/1/44	2,893,446	2,960,047

FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	3,042,036	3,055,679
FNMA, VRN, 4.68%, (12-month LIBOR plus 1.70%), 12/1/37	281,255	296,055
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	347,565	368,431
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	1,570,771	1,638,112
FNMA, VRN, 3.91%, (12-month LIBOR plus 1.77%), 10/1/40	2,184,528	2,273,282
FNMA, VRN, 4.50%, (12-month LIBOR plus 1.75%), 8/1/41	785,428	819,012
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	798,486	822,422
FNMA, VRN, 4.57%, (12-month LIBOR plus 1.55%), 3/1/43	521,716	540,198
FNMA, VRN, 3.13%, (12-month LIBOR plus 1.58%), 1/1/45	3,601,974	3,709,697
FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	8,114,854	8,209,345
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	9,426,967	9,681,909
		45,181,116
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 20.0%
FHLMC, 5.00%, 1/1/21	178,435	182,750
FHLMC, 5.00%, 4/1/21	35,686	36,669
FHLMC, 7.00%, 9/1/27	1,467	1,654
FHLMC, 6.50%, 1/1/28	2,322	2,578
FHLMC, 7.00%, 2/1/28	383	423
FHLMC, 6.50%, 3/1/29	14,268	15,986
FHLMC, 6.50%, 6/1/29	15,811	17,559
FHLMC, 7.00%, 8/1/29	1,590	1,729
FHLMC, 5.00%, 4/1/31	2,119,314	2,249,410
FHLMC, 5.00%, 5/1/31	2,881,632	3,058,334
FHLMC, 6.50%, 5/1/31	12,517	13,898
FHLMC, 6.50%, 6/1/31	578	641
FHLMC, 6.50%, 6/1/31	1,401	1,556
FHLMC, 5.50%, 12/1/33	186,888	206,108
FHLMC, 6.00%, 9/1/35	2,802,885	3,182,180
FHLMC, 5.50%, 12/1/37	186,391	202,851
FHLMC, 5.50%, 1/1/38	349,774	389,058
FHLMC, 6.00%, 2/1/38	1,454,488	1,651,516
FHLMC, 5.50%, 4/1/38	458,002	504,402
FHLMC, 6.00%, 8/1/38	121,047	137,196
FHLMC, 3.00%, 2/1/43	15,198,714	15,467,872
FNMA, 6.50%, 1/1/26	11,150	12,374
FNMA, 7.00%, 12/1/27	2,667	2,891
FNMA, 7.50%, 4/1/28	16,249	17,792
FNMA, 7.00%, 5/1/28	15,245	15,642
FNMA, 7.00%, 6/1/28	262	266
FNMA, 6.50%, 1/1/29	2,330	2,641
FNMA, 6.50%, 4/1/29	10,279	11,408
FNMA, 7.00%, 7/1/29	1,437	1,438
FNMA, 7.50%, 7/1/29	15,290	16,534
FNMA, 7.50%, 9/1/30	4,938	5,883
FNMA, 5.00%, 6/1/31	2,256,270	2,386,987
FNMA, 5.00%, 7/1/31	3,532,156	3,734,392
FNMA, 7.00%, 9/1/31	29,376	32,117
FNMA, 6.50%, 1/1/32	7,851	8,715
FNMA, 6.50%, 8/1/32	35,479	40,973

FNMA, 5.50%, 2/1/33	1,658,509	1,818,354
FNMA, 5.00%, 6/1/33	1,868,196	2,029,099
FNMA, 5.50%, 6/1/33	106,385	117,316
FNMA, 5.50%, 7/1/33	609,379	670,993
FNMA, 5.00%, 8/1/33	258,835	282,237
FNMA, 5.50%, 8/1/33	222,236	246,163
FNMA, 5.50%, 9/1/33	335,099	372,112
FNMA, 5.00%, 11/1/33	1,193,933	1,296,952
FNMA, 6.00%, 12/1/33	887,867	1,006,231
FNMA, 5.50%, 1/1/34	300,155	327,489
FNMA, 5.50%, 2/1/34	1,008,856	1,116,283
FNMA, 3.50%, 3/1/34	6,651,247	6,906,472
FNMA, 5.00%, 3/1/34	698,372	759,365
FNMA, 4.50%, 1/1/35	5,861,321	6,252,921
FNMA, 5.00%, 4/1/35	1,645,618	1,799,424
FNMA, 5.00%, 6/1/35	1,232,921	1,348,156
FNMA, 5.00%, 7/1/35	2,380,963	2,596,100
FNMA, 5.00%, 8/1/35	70,284	76,764
FNMA, 4.50%, 9/1/35	278,461	298,713
FNMA, 5.00%, 10/1/35	539,076	588,825
FNMA, 5.50%, 12/1/35	3,458,588	3,844,035
FNMA, 5.00%, 2/1/36	416,651	455,723
FNMA, 5.50%, 4/1/36	436,588	485,177
FNMA, 5.50%, 5/1/36	879,195	977,203
FNMA, 5.50%, 7/1/36	190,573	210,439
FNMA, 5.50%, 2/1/37	112,075	124,436
FNMA, 5.50%, 5/1/37	186,050	206,215
FNMA, 6.00%, 8/1/37	338,822	383,789
FNMA, 6.50%, 8/1/37	51,673	57,123
FNMA, 6.00%, 9/1/37	1,418,203	1,605,961
FNMA, 6.00%, 11/1/37	1,661,678	1,881,787
FNMA, 5.50%, 12/1/37	963,199	1,055,825
FNMA, 5.50%, 2/1/38	223,084	247,147
FNMA, 5.50%, 6/1/38	442,179	481,128
FNMA, 6.00%, 9/1/38	127,931	133,252
FNMA, 5.50%, 12/1/38	934,362	1,029,038
FNMA, 5.00%, 1/1/39	636,754	689,944
FNMA, 5.50%, 1/1/39	4,257,825	4,731,525
FNMA, 4.50%, 2/1/39	1,265,170	1,358,341
FNMA, 5.00%, 2/1/39	2,476,184	2,687,688
FNMA, 4.50%, 4/1/39	2,177,505	2,348,531
FNMA, 4.50%, 5/1/39	5,505,377	5,935,595
FNMA, 6.50%, 5/1/39	1,120,502	1,317,051
FNMA, 5.00%, 8/1/39	2,624,678	2,853,254
FNMA, 4.50%, 10/1/39	9,567,608	10,329,697
FNMA, 4.00%, 10/1/40	9,710,563	10,284,120
FNMA, 4.50%, 11/1/40	8,592,103	9,231,450
FNMA, 4.00%, 8/1/41	9,459,978	10,005,240
FNMA, 4.50%, 9/1/41	5,313,657	5,709,233

FNMA, 3.50%, 10/1/41	11,819,554	12,270,929
FNMA, 5.00%, 1/1/42	4,114,094	4,468,599
FNMA, 3.50%, 2/1/42	7,223,516	7,498,799
FNMA, 3.50%, 6/1/42	22,258,295	23,106,924
FNMA, 3.50%, 8/1/42	2,093,339	2,173,291
FNMA, 3.50%, 8/1/42	8,795,372	9,131,309
FNMA, 3.50%, 8/1/43	6,534,357	6,774,762
FNMA, 3.50%, 5/1/45	11,382,360	11,769,122
FNMA, 3.50%, 11/1/45	14,830,178	15,288,403
FNMA, 3.50%, 11/1/45	14,737,006	15,192,350
FNMA, 4.00%, 11/1/45	17,202,388	18,017,889
FNMA, 4.00%, 11/1/45	4,688,169	4,904,675
FNMA, 3.50%, 2/1/46	17,504,988	18,099,675
FNMA, 4.00%, 2/1/46	13,722,711	14,356,317
FNMA, 3.50%, 3/1/46	15,889,446	16,354,970
FNMA, 4.00%, 4/1/46	18,525,289	19,403,465
FNMA, 3.50%, 5/1/46	16,077,422	16,566,621
FNMA, 3.00%, 11/1/46	48,455,172	49,073,639
FNMA, 3.50%, 2/1/47	27,291,012	28,205,034
FNMA, 6.50%, 8/1/47	18,301	19,606
FNMA, 6.50%, 9/1/47	37,050	39,547
FNMA, 6.50%, 9/1/47	1,780	1,905
FNMA, 6.50%, 9/1/47	19,478	20,799
FNMA, 3.00%, 4/1/48	32,163,855	32,707,759
FNMA, 4.00%, 6/1/48	33,257,382	34,541,000
FNMA, 4.50%, 2/1/49	14,609,365	15,342,168
GNMA, 7.00%, 11/15/22	4,210	4,366
GNMA, 7.00%, 4/20/26	1,574	1,757
GNMA, 7.50%, 8/15/26	3,386	3,772
GNMA, 8.00%, 8/15/26	1,465	1,594
GNMA, 7.50%, 5/15/27	3,235	3,360
GNMA, 8.00%, 6/15/27	8,498	8,635
GNMA, 7.50%, 11/15/27	1,382	1,400
GNMA, 7.00%, 2/15/28	1,843	1,846
GNMA, 7.50%, 2/15/28	1,385	1,388
GNMA, 6.50%, 3/15/28	4,389	4,822
GNMA, 7.00%, 4/15/28	1,219	1,221
GNMA, 6.50%, 5/15/28	117	128
GNMA, 6.50%, 5/15/28	19,978	21,959
GNMA, 7.00%, 12/15/28	2,212	2,216
GNMA, 7.00%, 5/15/31	17,560	20,361
GNMA, 4.50%, 8/15/33	984,293	1,048,143
GNMA, 6.00%, 9/20/38	591,094	673,368
GNMA, 5.50%, 11/15/38	1,504,515	1,656,070
GNMA, 5.50%, 11/15/38	526,992	574,840
GNMA, 6.00%, 1/20/39	177,938	202,431
GNMA, 5.00%, 3/20/39	1,263,454	1,390,502
GNMA, 4.50%, 4/15/39	1,540,344	1,661,603
GNMA, 4.50%, 11/15/39	11,713,144	12,631,487

GNMA, 4.50%, 1/15/40	866,446	934,666
GNMA, 4.00%, 7/15/40	1,872,382	1,990,464
GNMA, 4.00%, 11/20/40	16,002,344	16,955,012
GNMA, 4.50%, 12/15/40	3,708,135	3,997,071
GNMA, 4.50%, 7/20/41	5,938,698	6,337,979
GNMA, 3.50%, 6/20/42	5,780,637	6,034,946
GNMA, 3.50%, 7/20/42	8,866,886	9,255,158
GNMA, 2.50%, 7/20/46	18,973,849	19,066,954
GNMA, 2.50%, 8/20/46	11,704,577	11,762,014
GNMA, 2.50%, 2/20/47	12,557,256	12,618,938
		628,384,367
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $665,689,584)		673,565,483
ASSET-BACKED SECURITIES — 7.2%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.23%, (1-month LIBOR plus 0.83%), 5/25/34	9,491,513	9,551,509
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	5,884,055	5,913,376
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	12,280,167	12,812,883
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 3.06%, (1-month LIBOR plus 0.65%), 4/10/31(1)	7,449,869	7,456,734
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	618,594	618,200
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	2,239,222	2,228,432
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.24%, (1-month LIBOR plus 0.85%), 12/17/36(1)	22,348,111	22,231,950
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 3/17/37(1)	30,180,606	29,850,714
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.47%, (1-month LIBOR plus 1.08%), 6/17/37(1)	21,275,000	21,170,044
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.39%, (1-month LIBOR plus 1.00%), 7/17/37(1)	26,806,496	26,777,130
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,790,706	1,784,416
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	3,197,910	3,190,078
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	2,248,544	2,245,350
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	3,953,867	3,922,489
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	10,942,798	10,916,494
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	8,659,552	8,907,124
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	9,993,717	10,316,936
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	4,928,410	4,982,387
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	1,332,948	1,330,267
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	3,409,362	3,432,732
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(1)	3,661,191	3,722,373
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	3,602,240	3,666,648
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,253,642	2,375,360
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	7,498,327	7,498,208
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	7,062,958	7,052,650
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	9,829,092	10,189,568
TOTAL ASSET-BACKED SECURITIES (Cost $222,824,207)		224,144,052
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Private Sponsor Collateralized Mortgage Obligations — 3.8%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.45%, 3/25/35	1,893,677	1,949,649
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	3,403,415	3,448,064
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	1,118,010	1,130,465
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.31%, 2/25/35	1,621,588	1,656,541
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.24%, 11/25/34	1,609,851	1,596,509
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	727,632	783,612

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.43%, 8/25/34	1,787,107	1,758,318
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.42%, 8/25/34	5,107,436	5,184,895
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	618,384	638,816
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,184,189	1,226,193
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	509,484	523,243
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	57,992	57,395
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.34%, 10/25/34	304,893	307,821
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.46%, 10/25/34	3,406,686	3,421,226
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.68%, 8/25/35	1,243,518	1,289,485
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.09%, 6/25/34	1,040,904	1,041,489
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.67%, 5/25/34	1,612,523	1,664,516
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.97%, 1/25/35	2,123,322	2,124,771
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	4,087,040	4,212,679
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 4.55%, 9/25/35	3,099,402	3,169,555
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.53%, 9/25/35	1,443,649	1,481,238
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.44%, 7/25/35	705,159	715,771
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.38%, 7/25/35	1,472,739	1,485,529
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	1,599,052	1,565,307
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.67%, 4/25/35	1,096,030	1,124,632
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	1,317,381	1,315,940
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	5,597,445	5,676,714
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.66%, 11/21/34	824,887	861,284
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.42%, 11/25/35	1,971,433	1,995,380
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	1,755,181	1,785,294
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.45%, 2/25/35	877,591	890,511
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	1,747,421	1,828,796
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	3,927,305	4,126,331
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.90%, (1-month LIBOR plus 1.50%), 6/25/57(1)	3,794,099	3,870,592
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	3,071,458	3,163,961
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	4,253,147	4,313,930
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(1)	4,013,948	4,135,285
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	3,260,476	3,315,793
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	4,289,327	4,252,319
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	2,222,408	2,261,030
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.14%, (1-month LIBOR plus 0.74%), 9/25/44	4,073,992	4,080,750
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	420,804	431,524
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	2,357,220	2,346,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.01%, 2/25/34	461,139	482,138
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 5.02%, 1/25/35	911,219	951,675
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.99%, 6/25/34	1,756,003	1,819,617
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.86%, 9/25/34	1,203,568	1,253,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	1,702,413	1,754,636
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	988,330	1,016,849
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	877,167	906,982
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.92%, 6/25/35	2,089,688	2,122,056
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.99%, 6/25/35	1,294,361	1,347,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.70%, (1-month LIBOR plus 0.30%), 5/25/35	3,393,328	3,273,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	1,063,260	1,107,026
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,575,644	1,589,488

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,354,316	1,354,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	578,468	581,180
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.75%, 10/25/36	402,569	401,704
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	592,640	600,941
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	346,840	354,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	421,685	423,319
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	1,208,872	1,173,874
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,055,290	1,125,291
		117,849,684
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 3397, Class GF, VRN, 2.89%, (1-month LIBOR plus 0.50%), 12/15/37	885,466	888,202
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	1	1
FNMA, Series 2014-C02, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	5,531,273	5,721,082
FNMA, Series 2014-C02, Class 2M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	2,673,034	2,739,019
FNMA, Series 2016-C04, Class 1M1, VRN, 3.85%, (1-month LIBOR plus 1.45%), 1/25/29	1,971,075	1,977,271
FNMA, Series 2017-C03, Class 1M1, VRN, 3.35%, (1-month LIBOR plus 0.95%), 10/25/29	1,604,655	1,609,397
FNMA, Series 2018-C02, Class 2M1, VRN, 3.05%, (1-month LIBOR plus 0.65%), 8/25/30	1,924,857	1,925,862
GNMA, Series 2007-5, Class FA, VRN, 2.52%, (1-month LIBOR plus 0.14%), 2/20/37	1,831,615	1,822,014
		16,682,848
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,034,947)		134,532,532
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	4,150,000	4,310,325
BX Trust, Series 2018-MCSF, Class A, VRN, 2.97%, (1-month LIBOR plus 0.58%), 4/15/35(1)	11,600,000	11,603,936
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	10,691,000	11,547,017
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	10,000,000	10,702,714
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	14,000,000	14,883,574
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	15,000,000	15,646,791
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	5,000,000	5,500,320
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,459,410
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	10,000,000	10,536,994
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	6,250,000	6,580,156
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	10,000,000	10,123,272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	12,500,000	13,039,939
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	8,170,000	8,472,839
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $128,641,411)		132,407,287
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
ARES LI CLO Ltd., Series 2019-51A, Class B, VRN, 4.35%, (3-month LIBOR plus 1.85%), 4/15/31(1)	9,800,000	9,810,815
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/20/31(1)	8,200,000	8,117,672
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.74%, (3-month LIBOR plus 1.14%), 7/15/31(1)	3,500,000	3,487,079
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(1)	2,500,000	2,471,413
CBAM Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(1)	6,000,000	6,016,847
CBAM Ltd., Series 2019-9A, Class B1, VRN, 4.63%, (3-month LIBOR plus 1.90%), 2/12/30(1)	7,500,000	7,538,029
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.56%, (3-month LIBOR plus 0.98%), 4/24/31(1)	3,465,000	3,422,759
CIFC Funding Ltd., Series 2019-1A, Class B, VRN, 4.43%, (3-month LIBOR plus 1.80%), 4/20/32(1)	5,300,000	5,298,476
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.90%), 1/15/29(1)	7,525,000	7,535,130
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(1)	6,550,000	6,544,303
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(1)	7,175,000	7,142,783

Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(1)	3,775,000	3,763,270
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(1)	4,555,000	4,523,828
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.75%, (3-month LIBOR plus 1.15%), 4/18/31(1)	7,500,000	7,459,474
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(1)	4,250,000	4,251,725
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.55%, (3-month LIBOR plus 0.97%), 4/25/31(1)	2,000,000	1,975,622
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.75%, (3-month LIBOR plus 1.15%), 10/18/31(1)	4,400,000	4,385,871
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $93,963,454)		93,745,096
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	2,189,000	3,159,055
Houston GO, 3.96%, 3/1/47	1,615,000	1,771,865
Los Angeles Community College District GO, 6.75%, 8/1/49	1,000,000	1,585,370
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,235,000	1,728,210
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	1,070,000	1,508,154
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,827,596
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	2,330,000	2,725,075
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,872,894
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,750,000	2,208,010
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	2,715,000	3,525,780
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	2,385,000	3,189,675
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,000,000	1,353,810
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,000,000	1,122,370
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	3,107,379
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,145,000	1,179,453
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,685,952
State of California GO, 6.65%, 3/1/22	1,660,000	1,825,685
State of California GO, 4.60%, 4/1/38	1,000,000	1,092,750
State of California GO, 7.55%, 4/1/39	2,000,000	3,170,120
State of California GO, 7.30%, 10/1/39	2,005,000	3,017,264
State of Illinois GO, 5.10%, 6/1/33	3,462,000	3,648,671
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,938,110
University of California Rev., 5.95%, 5/15/45	1,630,000	2,185,651
TOTAL MUNICIPAL SECURITIES (Cost $42,160,818)		52,428,899
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,180,000	1,208,627
Chile Government International Bond, 3.625%, 10/30/42	1,200,000	1,261,500
		2,470,127
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	1,810,000	1,874,273
Colombia Government International Bond, 6.125%, 1/18/41	1,200,000	1,488,012
		3,362,285
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,700,000	2,320,517
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	680,000	962,207
Peruvian Government International Bond, 5.625%, 11/18/50	1,640,000	2,263,216
		3,225,423

Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	3,170,000	3,246,501
Philippine Government International Bond, 6.375%, 10/23/34	1,840,000	2,568,458
		5,814,959
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,326,571
Republic of Poland Government International Bond, 5.125%, 4/21/21	1,400,000	1,473,703
		2,800,274
Saudi Arabia†
Saudi Government International Bond, MTN, 5.00%, 4/17/49	1,000,000	1,096,475
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,061,472
Uruguay Government International Bond, 4.125%, 11/20/45	1,030,000	1,054,463
		2,115,935
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $21,284,234)		23,205,995
BANK LOAN OBLIGATIONS(5) — 0.6%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	3,350,000	3,352,094
Food Products — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	824,197	821,390
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	2,662,994	2,653,926
		3,475,316
Health Care Providers and Services — 0.1%
DaVita, Inc., Term Loan B, 5.14%, (1-week LIBOR plus 2.75%), 6/24/21	4,464,752	4,468,480
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	894,803	896,275
		5,364,755
Hotels, Restaurants and Leisure — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 3/21/25	2,307,821	2,296,466
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.33%, (3-month LIBOR plus 2.00%), 4/30/25	3,969,773	3,969,773
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC, 2017 Term Loan B, 4.41%, (1-month LIBOR plus 2.00%), 9/7/23	1,611,518	1,605,145
TOTAL BANK LOAN OBLIGATIONS (Cost $20,110,284)		20,063,549
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 6.625%, 11/15/30 (Cost $6,449,003)	5,200,000	7,437,660
TEMPORARY CASH INVESTMENTS — 3.3%
Bennington Stark Capital Co. LLC, 2.45%, 7/1/19 (LOC: Societe Generale SA)(1)(3)	47,218,000	47,208,458
Credit Agricole Corporate and Investment Bank, 2.40%, 7/1/19(1)(3)	2,000,000	1,999,611
Crown Point Capital Co., 2.45%, 7/1/19(1)(3)	55,000,000	54,988,885
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $741), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $728)		728
TOTAL TEMPORARY CASH INVESTMENTS (Cost $104,218,728)		104,197,682
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $3,008,698,787)		3,110,907,499
OTHER ASSETS AND LIABILITIES — 0.9%		27,349,237
TOTAL NET ASSETS — 100.0%		$3,138,256,736

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	771	September 2019	$77,100,000	$98,663,906	$1,380,468
U.S. Treasury 10-Year Ultra Notes	384	September 2019	$38,400,000	53,040,000	1,016,884
U.S. Treasury 2-Year Notes	1,345	September 2019	$269,000,000	289,416,680	1,557,924
U.S. Treasury 5-Year Notes	641	September 2019	$64,100,000	75,738,156	388,123
U.S. Treasury Long Bonds	226	September 2019	$22,600,000	35,164,188	534,617
U.S. Treasury Ultra Bonds	67	September 2019	$6,700,000	11,896,688	302,002
				$563,919,618	$5,180,018

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/2024	$180,000,000	$(3,214,368)	$(673,233)	$(3,887,601)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $526,040,239, which represented 16.8% of total net assets. Of these securities, 1.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,268,878.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	929,085,705	—
U.S. Treasury Securities	—	716,093,559	—
U.S. Government Agency Mortgage-Backed Securities	—	673,565,483	—
Asset-Backed Securities	—	224,144,052	—
Collateralized Mortgage Obligations	—	134,532,532	—
Commercial Mortgage-Backed Securities	—	132,407,287	—
Collateralized Loan Obligations	—	93,745,096	—
Municipal Securities	—	52,428,899	—
Sovereign Governments and Agencies	—	23,205,995	—
Bank Loan Obligations	—	20,063,549	—
U.S. Government Agency Securities	—	7,437,660	—
Temporary Cash Investments	—	104,197,682	—
	—	3,110,907,499	—
Other Financial Instruments
Futures Contracts	5,180,018	—	—

Liabilities
Other Financial Instruments
Swap Agreements	—	3,887,601	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2019

High Income - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 85.1%
Aerospace and Defense — 2.3%
Arconic, Inc., 5.125%, 10/1/24	650,000	686,910
Arconic, Inc., 5.90%, 2/1/27	770,000	839,069
Arconic, Inc., 5.95%, 2/1/37	375,000	390,339
Bombardier, Inc., 8.75%, 12/1/21(1)	125,000	136,719
Bombardier, Inc., 6.00%, 10/15/22(1)	625,000	630,806
Bombardier, Inc., 6.125%, 1/15/23(1)	350,000	355,687
Bombardier, Inc., 7.50%, 12/1/24(1)	100,000	102,250
Bombardier, Inc., 7.50%, 3/15/25(1)	327,000	329,142
Bombardier, Inc., 7.875%, 4/15/27(1)	700,000	702,625
BWX Technologies, Inc., 5.375%, 7/15/26(1)	50,000	51,873
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	100,000	103,000
TransDigm UK Holdings plc, 6.875%, 5/15/26	200,000	202,875
TransDigm, Inc., 6.00%, 7/15/22	1,625,000	1,645,312
TransDigm, Inc., 6.50%, 7/15/24	50,000	50,813
TransDigm, Inc., 6.50%, 5/15/25	100,000	101,500
TransDigm, Inc., 6.25%, 3/15/26(1)	675,000	707,906
TransDigm, Inc., 6.375%, 6/15/26	175,000	177,844
TransDigm, Inc., 7.50%, 3/15/27(1)	375,000	392,344
Triumph Group, Inc., 4.875%, 4/1/21	25,000	24,750
Triumph Group, Inc., 7.75%, 8/15/25	150,000	145,500
		7,777,264
Air Freight and Logistics — 0.4%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,113,000	1,138,042
XPO Logistics, Inc., 6.125%, 9/1/23(1)	200,000	207,750
		1,345,792
Airlines — 0.6%
Air Canada, 7.75%, 4/15/21(1)	725,000	785,175
American Airlines Group, Inc., 4.625%, 3/1/20(1)	175,000	176,750
American Airlines Group, Inc., 5.00%, 6/1/22(1)	350,000	361,042
United Continental Holdings, Inc., 6.00%, 12/1/20	25,000	26,125
United Continental Holdings, Inc., 4.25%, 10/1/22	325,000	333,938
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	275,000	275,000
		1,958,030
Auto Components — 0.7%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	200,000	159,500
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	89,250
Dana, Inc., 6.00%, 9/15/23	375,000	384,844
Delphi Technologies plc, 5.00%, 10/1/25(1)	275,000	245,437
Exide Technologies, 11.00% Cash or 7.00% PIK, 4/30/20 (Acquired 4/30/15 - 12/1/18, Cost $222,975)(2)(3)	225,883	185,224
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 5/15/26(1)	375,000	390,469
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27(1)	475,000	490,437
Tenneco, Inc., 5.375%, 12/15/24	225,000	189,281
Tenneco, Inc., 5.00%, 7/15/26	150,000	120,000

Titan International, Inc., 6.50%, 11/30/23	175,000	152,688
		2,407,130
Automobiles — 0.3%
Tesla, Inc., 5.30%, 8/15/25(1)	1,025,000	903,281
Banks — 0.2%
Block Communications, Inc., 6.875%, 2/15/25(1)	100,000	104,750
CIT Group, Inc., 4.125%, 3/9/21	150,000	153,233
CIT Group, Inc., 5.00%, 8/15/22	200,000	212,000
CIT Group, Inc., 5.00%, 8/1/23	25,000	26,781
		496,764
Building Products — 1.0%
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)(4)	475,000	483,906
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)(4)	725,000	726,812
American Woodmark Corp., 4.875%, 3/15/26(1)	75,000	74,438
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	205,000	212,056
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	400,000	424,000
Griffon Corp., 5.25%, 3/1/22	850,000	850,527
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	77,438
Norbord, Inc., 5.75%, 7/15/27(1)	100,000	101,250
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	50,000	30,750
NWH Escrow Corp., 7.50%, 8/1/21(1)	50,000	30,500
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	275,000	291,844
		3,303,521
Capital Markets — 0.5%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	325,000	337,188
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	650,000	684,937
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	100,000	103,000
MSCI, Inc., 5.25%, 11/15/24(1)	500,000	518,750
MSCI, Inc., 4.75%, 8/1/26(1)	100,000	104,000
		1,747,875
Chemicals — 1.7%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	198,000
Blue Cube Spinco LLC, 10.00%, 10/15/25	125,000	142,031
CF Industries, Inc., 7.125%, 5/1/20	449,000	465,308
CF Industries, Inc., 5.375%, 3/15/44	450,000	424,260
Element Solutions, Inc., 5.875%, 12/1/25(1)	225,000	235,406
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)	50,000	51,000
Hexion, Inc., 10.375%, 2/1/22(1)(5)(6)	175,000	134,313
Hexion, Inc., 13.75%, 2/1/22(1)(5)(6)	200,000	35,500
Hexion, Inc., 7.875%, 7/15/27(1)(4)	250,000	251,875
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20(5)(6)	300,000	54,750
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	100,000	104,250
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	104,875
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	825,000	880,687
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	75,000	71,625
OCI NV, 6.625%, 4/15/23(1)	200,000	209,000
Olin Corp., 5.50%, 8/15/22	150,000	157,875
Olin Corp., 5.00%, 2/1/30	150,000	148,875
PQ Corp., 5.75%, 12/15/25(1)	25,000	25,406

Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	300,000	305,250
SPCM SA, 4.875%, 9/15/25(1)	300,000	302,250
TPC Group, Inc., 8.75%, 12/15/20(1)	600,000	600,750
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	400,000	387,000
Tronox Finance plc, 5.75%, 10/1/25(1)	200,000	194,750
Tronox, Inc., 6.50%, 4/15/26(1)	250,000	248,365
Valvoline, Inc., 5.50%, 7/15/24	25,000	25,975
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	50,000	46,063
		5,805,439
Commercial Services and Supplies — 2.4%
ADT Security Corp. (The), 5.25%, 3/15/20	375,000	382,500
ADT Security Corp. (The), 6.25%, 10/15/21	125,000	132,812
Aptim Corp., 7.75%, 6/15/25(1)	400,000	308,000
Aramark Services, Inc., 5.125%, 1/15/24	763,000	785,890
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	101,750
Aramark Services, Inc., 5.00%, 2/1/28(1)	440,000	453,750
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	175,000	159,469
Clean Harbors, Inc., 4.875%, 7/15/27(1)(4)	125,000	127,356
Clean Harbors, Inc., 5.125%, 7/15/29(1)(4)	75,000	76,688
Covanta Holding Corp., 6.00%, 1/1/27	425,000	446,250
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	175,000	185,500
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	675,000	718,875
Garda World Security Corp., 7.25%, 11/15/21(1)	100,000	100,000
Garda World Security Corp., 8.75%, 5/15/25(1)	225,000	223,312
Harland Clarke Holdings Corp., 6.875%, 3/1/20(1)	16,000	15,820
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	75,000	73,313
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,025,000	875,094
Harsco Corp., 5.75%, 7/31/27(1)	50,000	52,193
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	175,000	178,937
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	147,937
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	475,000	453,625
Multi-Color Corp., 6.125%, 12/1/22(1)	50,000	51,688
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	400,000	402,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	25,000	25,122
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	225,000	225,844
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	786,000	826,931
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	150,000	153,000
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	175,000	182,219
TMS International Corp., 7.25%, 8/15/25(1)	75,000	72,750
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	75,000	77,062
		8,016,187
Communications Equipment — 0.6%
Anixter, Inc., 6.00%, 12/1/25(1)	100,000	108,750
CommScope Technologies LLC, 6.00%, 6/15/25(1)	25,000	23,555
CommScope Technologies LLC, 5.00%, 3/15/27(1)	400,000	350,000
CommScope, Inc., 5.00%, 6/15/21(1)	125,000	125,156
CommScope, Inc., 5.50%, 3/1/24(1)	200,000	206,250
CommScope, Inc., 6.00%, 3/1/26(1)	625,000	643,750
CommScope, Inc., 8.25%, 3/1/27(1)	325,000	332,670

Nokia of America Corp., 6.45%, 3/15/29	150,000	150,750
Nokia Oyj, 3.375%, 6/12/22	25,000	25,313
ViaSat, Inc., 5.625%, 4/15/27(1)	150,000	156,375
		2,122,569
Construction and Engineering — 0.2%
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	50,000	53,063
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	400,000	411,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	125,000	127,187
		591,250
Construction Materials — 0.9%
BMC East LLC, 5.50%, 10/1/24(1)	450,000	457,875
CPG Merger Sub LLC, 8.00%, 10/1/21(1)	100,000	101,875
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	200,000	205,000
Standard Industries, Inc., 5.375%, 11/15/24(1)	325,000	337,594
Standard Industries, Inc., 4.75%, 1/15/28(1)	200,000	199,000
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	125,000	127,188
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	75,000	75,375
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	425,000	443,062
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	125,000	125,781
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	176,313
TerraForm Power Operating LLC, VRN, 6.625%, 6/15/25(1)	175,000	184,406
US Concrete, Inc., 6.375%, 6/1/24	450,000	471,375
		2,904,844
Consumer Finance — 3.9%
4finance SA, 10.75%, 5/1/22(1)	200,000	183,349
Ally Financial, Inc., 3.75%, 11/18/19	100,000	100,263
Ally Financial, Inc., 8.00%, 3/15/20	2,775,000	2,875,594
Ally Financial, Inc., 4.125%, 3/30/20	400,000	404,868
Ally Financial, Inc., 7.50%, 9/15/20	25,000	26,375
Ally Financial, Inc., 4.25%, 4/15/21	175,000	179,375
Ally Financial, Inc., 4.125%, 2/13/22	100,000	102,750
Ally Financial, Inc., 3.875%, 5/21/24	175,000	179,812
Ally Financial, Inc., 5.125%, 9/30/24	75,000	81,188
Ally Financial, Inc., 8.00%, 11/1/31	525,000	696,523
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	550,000	332,750
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	75,000	75,000
Credit Acceptance Corp., 6.625%, 3/15/26(1)	150,000	158,062
FirstCash, Inc., 5.375%, 6/1/24(1)	50,000	51,625
goeasy Ltd., 7.875%, 11/1/22(1)	250,000	262,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	300,000	305,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	175,000	178,937
Navient Corp., 5.00%, 10/26/20	25,000	25,563
Navient Corp., 5.875%, 3/25/21	425,000	442,272
Navient Corp., 6.625%, 7/26/21	50,000	53,063
Navient Corp., 6.50%, 6/15/22	125,000	133,092
Navient Corp., 7.25%, 9/25/23	275,000	294,594
Navient Corp., 5.875%, 10/25/24	75,000	76,219
Navient Corp., 6.75%, 6/25/25	150,000	155,625
Navient Corp., 6.75%, 6/15/26	675,000	702,000

Navient Corp., MTN, 8.00%, 3/25/20	950,000	985,625
Navient Corp., MTN, 6.125%, 3/25/24	550,000	566,500
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	300,000	309,300
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	200,000	206,200
Springleaf Finance Corp., 8.25%, 12/15/20	25,000	26,906
Springleaf Finance Corp., 7.75%, 10/1/21	150,000	164,625
Springleaf Finance Corp., 6.125%, 5/15/22	225,000	242,437
Springleaf Finance Corp., 8.25%, 10/1/23	175,000	203,700
Springleaf Finance Corp., 6.875%, 3/15/25	873,000	958,100
Springleaf Finance Corp., 7.125%, 3/15/26	750,000	821,025
Springleaf Finance Corp., 6.625%, 1/15/28	225,000	236,812
Verscend Escrow Corp., 9.75%, 8/15/26(1)	375,000	391,406
		13,189,285
Containers and Packaging — 2.2%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(2)	700,000	719,250
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	200,000	202,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	400,000	407,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	500,000	528,750
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	400,000	415,000
Ball Corp., 4.375%, 12/15/20	250,000	256,125
Berry Global Escrow Corp., 4.875%, 7/15/26(1)	550,000	563,062
Berry Global Escrow Corp., 5.625%, 7/15/27(1)	125,000	130,312
Berry Global, Inc., 6.00%, 10/15/22	500,000	511,250
BWAY Holding Co., 5.50%, 4/15/24(1)	125,000	125,547
Cascades, Inc., 5.50%, 7/15/22(1)	25,000	25,219
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	50,000	45,500
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	138,750
Graphic Packaging International LLC, 4.75%, 7/15/27(1)	125,000	128,594
Greif, Inc., 6.50%, 3/1/27(1)	200,000	207,000
Mauser Packaging Solution, 7.25%, 4/15/25(1)	1,075,000	1,040,062
OI European Group BV, 4.00%, 3/15/23(1)	200,000	201,500
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	50,000	51,438
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	125,000	130,781
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	500,000	547,500
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	68,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	969,108	972,742
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	50,000	51,063
Sealed Air Corp., 5.125%, 12/1/24(1)	50,000	52,750
		7,520,445
Distributors†
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	125,000	129,844
Diversified Consumer Services — 0.2%
frontdoor, Inc., 6.75%, 8/15/26(1)	25,000	26,688
Graham Holdings Co., 5.75%, 6/1/26(1)	100,000	106,000
Service Corp. International/US, 5.125%, 6/1/29	150,000	158,625
Service Corp., International/US, 5.375%, 5/15/24	150,000	154,687
Sotheby's, 4.875%, 12/15/25(1)	115,000	117,444
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	175,000	161,000
		724,444

Diversified Financial Services — 2.2%
Arrow Bidco LLC, 9.50%, 3/15/24(1)	75,000	75,844
Camelot Finance SA, 7.875%, 10/15/24(1)	400,000	421,500
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	164,938
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	225,000	183,937
Fairstone Financial, Inc., 7.875%, 7/15/24(1)(4)	450,000	459,844
HUB International Ltd., 7.00%, 5/1/26(1)	675,000	685,969
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,700,000	1,703,910
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	300,000	304,125
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	755,000	777,650
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	182,438
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	153,495
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26(1)	700,000	709,625
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	197,434
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	200,000	202,250
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/1/22	150,000	148,781
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	75,000	77,250
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	125,000	135,781
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	150,000	155,250
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	50,000	46,875
Vantiv LLC / Vantiv Issuer Corp., 4.375%, 11/15/25(1)	475,000	495,187
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	75,000	77,750
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	200,000	170,500
		7,530,333
Diversified Telecommunication Services — 4.8%
Altice France SA, 6.25%, 5/15/24(1)	433,000	447,614
Altice France SA, 7.375%, 5/1/26(1)	400,000	411,000
Altice France SA, 8.125%, 2/1/27(1)	1,300,000	1,368,250
CenturyLink, Inc., 5.625%, 4/1/20	75,000	76,125
CenturyLink, Inc., 6.45%, 6/15/21	200,000	212,000
CenturyLink, Inc., 5.80%, 3/15/22	325,000	340,437
CenturyLink, Inc., 6.75%, 12/1/23	450,000	486,562
CenturyLink, Inc., 7.50%, 4/1/24	175,000	194,031
Cogent Communications Group, Inc., 5.625%, 4/15/21(1)	75,000	76,219
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	550,000	572,000
Frontier Communications Corp., 10.50%, 9/15/22	2,225,000	1,518,562
Frontier Communications Corp., 11.00%, 9/15/25	175,000	109,375
Frontier Communications Corp., 8.50%, 4/1/26(1)	225,000	218,813
Frontier Communications Corp., 8.00%, 4/1/27(1)	250,000	260,625
Hughes Satellite Systems Corp., 6.625%, 8/1/26	375,000	395,156
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	1,200,000	1,068,000
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	78,375
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	650,000	646,750
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	1,050,000	1,081,500
Intelsat Luxembourg SA, 8.125%, 6/1/23	300,000	233,250
Level 3 Financing, Inc., 5.375%, 8/15/22	225,000	225,844
Level 3 Financing, Inc., 5.625%, 2/1/23	1,050,000	1,065,708
Level 3 Financing, Inc., 5.125%, 5/1/23	250,000	253,025
Level 3 Financing, Inc., 5.375%, 1/15/24	50,000	51,188

Qwest Corp., 6.75%, 12/1/21	75,000	80,561
Sprint Capital Corp., 6.875%, 11/15/28	300,000	311,250
Sprint Capital Corp., 8.75%, 3/15/32	1,625,000	1,885,000
Virgin Media Finance plc, 6.00%, 10/15/24(1)	400,000	416,000
Virgin Media Finance plc, 5.75%, 1/15/25(1)	200,000	207,748
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28(5)(6)	50,000	42,750
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20(5)(6)	275,000	79,750
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(5)(6)	175,000	127,750
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)(5)(6)	193,000	197,825
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	900,000	924,750
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	350,000	358,295
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	375,000	382,500
		16,404,588
Electric Utilities — 1.4%
Drax Finco plc, 6.625%, 11/1/25(1)	200,000	205,414
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	350,000	352,187
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	75,679
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	175,000	173,469
Pacific Gas & Electric Co., 3.50%, 10/1/20(5)(6)	50,000	49,000
Pacific Gas & Electric Co., 3.25%, 6/15/23(5)(6)	75,000	73,125
Pacific Gas & Electric Co., 6.05%, 3/1/34(5)(6)	650,000	726,375
Pacific Gas & Electric Co., 5.80%, 3/1/37(5)(6)	300,000	329,250
Pacific Gas & Electric Co., 5.40%, 1/15/40(5)(6)	175,000	189,000
Pacific Gas & Electric Co., 5.125%, 11/15/43(5)(6)	625,000	642,969
Vistra Operations Co. LLC, 3.55%, 7/15/24(1)	325,000	327,122
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	550,000	582,312
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	350,000	371,875
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	575,000	596,186
Vistra Operations Co. LLC, 4.30%, 7/15/29(1)	200,000	203,127
		4,897,090
Electronic Equipment, Instruments and Components†
Itron, Inc., 5.00%, 1/15/26(1)	25,000	25,625
TTM Technologies, Inc., 5.625%, 10/1/25(1)	75,000	73,519
		99,144
Energy Equipment and Services — 2.2%
Apergy Corp., 6.375%, 5/1/26	50,000	50,625
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	225,000	236,272
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	75,000	58,875
Calfrac Holdings LP, 8.50%, 6/15/26(1)	250,000	176,250
CSI Compressco LP / CSI Compressco Finance, Inc., 7.25%, 8/15/22	50,000	45,125
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	25,000	23,875
Ensco Rowan plc, 7.75%, 2/1/26	200,000	150,000
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	550,000	543,125
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	125,000	127,656
FTS International, Inc., 6.25%, 5/1/22	400,000	373,000
Global Marine, Inc., 7.00%, 6/1/28	25,000	21,875
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	300,000	219,750
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	300,000	281,529
Nabors Industries, Inc., 5.00%, 9/15/20	12,000	12,088

Nabors Industries, Inc., 4.625%, 9/15/21	50,000	49,000
Nabors Industries, Inc., 5.50%, 1/15/23	150,000	141,000
Nabors Industries, Inc., 5.75%, 2/1/25	475,000	423,344
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	125,000	122,500
Noble Holding International Ltd., 7.75%, 1/15/24	113,000	86,728
Noble Holding International Ltd., 7.875%, 2/1/26(1)	650,000	561,645
Noble Holding International Ltd., 6.20%, 8/1/40	25,000	14,125
Noble Holding International Ltd., 8.95%, 4/1/45	100,000	66,000
Precision Drilling Corp., 5.25%, 11/15/24	25,000	23,250
Precision Drilling Corp., 7.125%, 1/15/26(1)	100,000	97,250
Rowan Cos., Inc., 7.375%, 6/15/25	125,000	97,500
SESI LLC, 7.125%, 12/15/21	250,000	176,875
SESI LLC, 7.75%, 9/15/24	200,000	130,500
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	375,000	348,000
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	354,375	361,905
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	94,500	97,808
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	225,000	238,359
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	275,000	276,031
Transocean, Inc., 5.80%, 10/15/22	225,000	222,188
Transocean, Inc., 9.00%, 7/15/23(1)	50,000	53,438
Transocean, Inc., 7.25%, 11/1/25(1)	250,000	237,812
Transocean, Inc., 7.50%, 4/15/31	125,000	106,875
Transocean, Inc., 9.35%, 12/15/41	100,000	91,000
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	175,000	185,920
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27(1)	275,000	290,155
Weatherford International LLC, 9.875%, 3/1/25(5)(6)	125,000	65,625
Weatherford International Ltd., 5.125%, 9/15/20(6)	150,000	77,250
Weatherford International Ltd., 8.25%, 6/15/23(5)(6)	175,000	92,313
Weatherford International Ltd., 9.875%, 2/15/24(5)(6)	800,000	422,000
Weatherford International Ltd., 7.00%, 3/15/38(5)(6)	75,000	38,625
		7,515,066
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	75,000	69,754
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	400,000	360,000
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	450,000	402,750
Cinemark USA, Inc., 5.125%, 12/15/22	225,000	229,219
Cinemark USA, Inc., 4.875%, 6/1/23	150,000	152,250
Live Nation Entertainment, Inc., 5.375%, 6/15/22(1)	50,000	50,750
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	525,625
Netflix, Inc., 5.375%, 2/1/21	583,000	604,134
Netflix, Inc., 5.50%, 2/15/22	225,000	237,375
Netflix, Inc., 4.875%, 4/15/28	100,000	103,625
Netflix, Inc., 5.875%, 11/15/28	475,000	527,069
Netflix, Inc., 6.375%, 5/15/29(1)	575,000	654,954
Netflix, Inc., 5.375%, 11/15/29(1)	300,000	319,407
WMG Acquisition Corp., 5.00%, 8/1/23(1)	50,000	51,187
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	300,000	302,250
Ziggo BV, 5.50%, 1/15/27(1)	300,000	306,663
		4,897,012

Equity Real Estate Investment Trusts (REITs) — 1.4%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/26(1)	375,000	387,656
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	25,000	25,750
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	25,000	26,375
Equinix, Inc., 5.375%, 1/1/22	875,000	900,156
Equinix, Inc., 5.375%, 4/1/23	350,000	357,875
Equinix, Inc., 5.75%, 1/1/25	125,000	130,594
Equinix, Inc., 5.875%, 1/15/26	275,000	291,844
Equinix, Inc., 5.375%, 5/15/27	150,000	161,170
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	350,000	359,625
FelCor Lodging LP, 6.00%, 6/1/25	450,000	475,875
GEO Group, Inc. (The), 6.00%, 4/15/26	25,000	21,868
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	75,000	80,543
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	50,000	54,189
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)(4)	225,000	230,062
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	126,580
iStar, Inc., 4.625%, 9/15/20	75,000	75,844
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	75,000	80,906
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	150,000	153,937
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	25,000	25,469
SBA Communications Corp., 4.875%, 7/15/22	400,000	405,500
SBA Communications Corp., 4.00%, 10/1/22	200,000	203,750
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	50,000	45,125
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	75,000	71,438
		4,692,131
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	125,000	130,156
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 5.75%, 3/15/25	200,000	202,500
Ingles Markets, Inc., 5.75%, 6/15/23	125,000	128,438
Rite Aid Corp., 7.70%, 2/15/27	25,000	15,000
US Foods, Inc., 5.875%, 6/15/24(1)	250,000	257,812
		733,906
Food Products — 1.2%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	50,000	47,000
Clearwater Seafoods, Inc., 6.875%, 5/1/25(1)	75,000	75,281
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	225,000	219,937
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	130,938
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	150,000	150,938
JBS Investments GmbH, 7.25%, 4/3/24(1)	200,000	208,084
JBS Investments II GmbH, 7.00%, 1/15/26(1)	200,000	217,100
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	75,000	77,344
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	125,000	130,469
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	400,000	435,500
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	175,000	178,062
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	477,000	496,080
Post Holdings, Inc., 5.50%, 3/1/25(1)	350,000	362,687
Post Holdings, Inc., 5.00%, 8/15/26(1)	241,000	245,217
Post Holdings, Inc., 5.75%, 3/1/27(1)	800,000	830,000
Post Holdings, Inc., 5.625%, 1/15/28(1)	50,000	51,563

Post Holdings, Inc., 5.50%, 12/15/29(1)(4)	75,000	75,469
Sigma Holdco BV, 7.875%, 5/15/26(1)	200,000	186,000
		4,117,669
Gas Utilities — 2.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	325,000	324,594
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	200,000	200,500
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	75,000	74,344
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	240,000	244,500
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	50,000	50,625
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	650,000	749,190
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	125,000	139,531
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	250,000	272,187
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	150,000	143,250
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	535,000	548,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	100,000	101,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	325,000	325,000
DCP Midstream Operating LP, 5.35%, 3/15/20(1)	150,000	152,437
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	245,000	251,737
DCP Midstream Operating LP, 4.95%, 4/1/22	50,000	52,000
DCP Midstream Operating LP, 5.375%, 7/15/25	650,000	686,562
DCP Midstream Operating LP, 5.125%, 5/15/29	375,000	385,781
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	75,000	74,625
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	75,000	78,375
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	125,000	129,375
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	75,000	79,687
NuStar Logistics LP, 6.00%, 6/1/26	200,000	207,500
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	425,000	440,406
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	287,431
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	100,000	112,041
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	75,000	74,307
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	600,000	579,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	50,000	44,000
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	50,000	51,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	200,000	203,504
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	75,000	77,813
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	777,000	779,428
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 3/15/24	25,000	26,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	75,000	77,813
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	125,000	132,969
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	100,000	109,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	125,000	138,750
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	72,563
		8,479,201
Health Care Equipment and Supplies — 0.4%
Avantor, Inc., 6.00%, 10/1/24(1)	100,000	106,650
Avantor, Inc., 9.00%, 10/1/25(1)	550,000	614,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	300,000	259,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	50,000	38,000

Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	400,000	384,000
		1,402,775
Health Care Providers and Services — 3.9%
Centene Corp., 4.75%, 5/15/22	125,000	128,125
Centene Corp., 6.125%, 2/15/24	250,000	262,188
Centene Corp., 5.375%, 6/1/26(1)	1,100,000	1,159,125
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	321,000	218,280
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	125,000	125,701
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	71,000	53,428
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	400,000	385,412
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	125,000	102,298
DaVita, Inc., 5.75%, 8/15/22	50,000	50,625
DaVita, Inc., 5.125%, 7/15/24	125,000	125,350
Encompass Health Corp., 5.75%, 11/1/24	390,000	398,599
Envision Healthcare Corp., 8.75%, 10/15/26(1)	775,000	540,562
HCA Healthcare, Inc., 6.25%, 2/15/21	775,000	813,750
HCA, Inc., 7.50%, 2/15/22	350,000	386,750
HCA, Inc., 5.875%, 5/1/23	450,000	490,446
HCA, Inc., 5.375%, 2/1/25	300,000	324,563
HCA, Inc., 5.875%, 2/15/26	225,000	249,188
HCA, Inc., 5.375%, 9/1/26	800,000	864,000
HCA, Inc., 5.625%, 9/1/28	675,000	732,375
HCA, Inc., 4.125%, 6/15/29	75,000	76,896
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,450,000
MEDNAX, Inc., 6.25%, 1/15/27(1)	125,000	123,281
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	425,000	400,647
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(2)	350,000	310,625
Select Medical Corp., 6.375%, 6/1/21	1,035,000	1,037,691
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)	100,000	100,000
Tenet Healthcare Corp., 6.00%, 10/1/20	1,210,000	1,252,350
Tenet Healthcare Corp., 8.125%, 4/1/22	275,000	289,781
Tenet Healthcare Corp., 6.75%, 6/15/23	400,000	403,000
Tenet Healthcare Corp., 4.625%, 7/15/24	75,000	76,219
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	225,000	232,031
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	225,000	239,063
		13,402,349
Hotels, Restaurants and Leisure — 7.9%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	625,000	626,562
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	125,000	126,719
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	1,025,000	1,035,557
Boyd Gaming Corp., 6.875%, 5/15/23	475,000	492,219
Boyd Gaming Corp., 6.375%, 4/1/26	1,325,000	1,406,660
Boyd Gaming Corp., 6.00%, 8/15/26	750,000	791,250
Boyne USA, Inc., 7.25%, 5/1/25(1)	225,000	244,688
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	335,000	335,838
Cedar Fair LP, 5.25%, 7/15/29(1)	125,000	127,813
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	225,000	232,313
Churchill Downs, Inc., 5.50%, 4/1/27(1)	175,000	183,641
Churchill Downs, Inc., 4.75%, 1/15/28(1)	200,000	201,950

Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	250,000	265,625
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	157,125
Eldorado Resorts, Inc., 6.00%, 4/1/25	825,000	871,406
Eldorado Resorts, Inc., 6.00%, 9/15/26	250,000	274,375
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	250,000	272,500
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	380,000	401,850
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	350,000	358,750
Golden Nugget, Inc., 6.75%, 10/15/24(1)	1,100,000	1,135,750
Golden Nugget, Inc., 8.75%, 10/1/25(1)	850,000	894,625
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	750,000	784,687
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30(1)	325,000	336,104
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	300,000	307,875
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(2)	134,811	134,137
IRB Holding Corp., 6.75%, 2/15/26(1)	275,000	274,313
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	725,000	746,532
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	150,000	161,250
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	405,000	433,350
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	1,275,000	1,319,625
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	105,000	110,380
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(1)	750,000	770,625
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	1,525,000	1,565,031
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	150,000	161,625
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	525,000	525,817
Merlin Entertainments plc, 5.75%, 6/15/26(1)	200,000	211,250
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	400,000	410,900
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	200,000	205,750
MGM Resorts International, 5.25%, 3/31/20	650,000	662,187
MGM Resorts International, 6.625%, 12/15/21	425,000	460,062
MGM Resorts International, 7.75%, 3/15/22	450,000	502,875
MGM Resorts International, 6.00%, 3/15/23	1,325,000	1,439,281
MGM Resorts International, 5.50%, 4/15/27	400,000	420,500
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	625,000	614,844
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	198,000
NCL Corp. Ltd., 4.75%, 12/15/21(1)	521,000	529,466
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	100,538
Scientific Games International, Inc., 10.00%, 12/1/22	393,000	413,632
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	125,000	134,963
Station Casinos LLC, 5.00%, 10/1/25(1)	250,000	251,250
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	100,000	104,500
Viking Cruises Ltd., 6.25%, 5/15/25(1)	25,000	25,875
Viking Cruises Ltd., 5.875%, 9/15/27(1)	600,000	609,000
VOC Escrow Ltd., 5.00%, 2/15/28(1)	25,000	25,469
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	125,000	129,413
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	350,000	351,750
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	196,500
Wynn Macau Ltd., 5.50%, 10/1/27(1)	200,000	195,000
Yum! Brands, Inc., 3.875%, 11/1/23	525,000	534,502
		26,796,074

Household Durables — 2.0%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	75,000	72,750
Beazer Homes USA, Inc., 8.75%, 3/15/22	100,000	104,375
Beazer Homes USA, Inc., 7.25%, 2/1/23	13,000	12,805
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	458,516
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	100,000	101,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	75,000	76,500
Century Communities, Inc., 5.875%, 7/15/25	100,000	101,000
Century Communities, Inc., 6.75%, 6/1/27(1)	600,000	609,750
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	50,000	49,188
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	25,220
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	10,790
KB Home, 7.00%, 12/15/21	125,000	134,625
KB Home, 7.625%, 5/15/23	50,000	56,125
KB Home, 6.875%, 6/15/27	200,000	214,000
Lennar Corp., 6.25%, 12/15/21	50,000	52,938
Lennar Corp., 4.125%, 1/15/22	175,000	180,197
Lennar Corp., 5.00%, 6/15/27	200,000	211,000
Mattamy Group Corp., 6.50%, 10/1/25(1)	25,000	26,469
Meritage Homes Corp., 7.15%, 4/15/20	25,000	25,844
Meritage Homes Corp., 6.00%, 6/1/25	550,000	594,000
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	400,000	405,796
Taylor Morrison Communities, Inc., 6.625%, 5/15/22	175,000	181,125
Toll Brothers Finance Corp., 5.875%, 2/15/22	525,000	559,781
TopBuild Corp., 5.625%, 5/1/26(1)	175,000	179,812
TRI Pointe Group, Inc., 5.25%, 6/1/27	550,000	532,125
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	190,000	196,593
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	175,000	173,688
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	275,000	272,937
William Lyon Homes, Inc., 7.00%, 8/15/22	125,000	125,781
William Lyon Homes, Inc., 6.00%, 9/1/23	150,000	153,000
William Lyon Homes, Inc., 5.875%, 1/31/25	125,000	124,063
William Lyon Homes, Inc., 6.625%, 7/15/27(1)(4)	150,000	150,000
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	175,000	184,187
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	350,000	365,750
		6,722,230
Household Products — 0.3%
Central Garden & Pet Co., 6.125%, 11/15/23	75,000	78,188
Central Garden & Pet Co., 5.125%, 2/1/28	75,000	73,875
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	700,000	710,500
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	50,000	51,500
Energizer Holdings, Inc., 7.75%, 1/15/27(1)	175,000	189,845
Spectrum Brands, Inc., 6.125%, 12/15/24	25,000	25,875
		1,129,783
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp., 6.00%, 1/15/22(1)	1,125,000	1,134,844
Calpine Corp., 5.375%, 1/15/23	450,000	456,187
Calpine Corp., 5.875%, 1/15/24(1)	75,000	76,875
Calpine Corp., 5.50%, 2/1/24	75,000	74,531

Calpine Corp., 5.75%, 1/15/25	175,000	174,344
Calpine Corp., 5.25%, 6/1/26(1)	150,000	153,188
NRG Energy, Inc., 6.625%, 1/15/27	700,000	763,000
NRG Energy, Inc., 5.25%, 6/15/29(1)	200,000	213,500
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	100,000	102,000
Vistra Energy Corp., 7.375%, 11/1/22	326,000	338,632
Vistra Energy Corp., 5.875%, 6/1/23	25,000	25,656
Vistra Energy Corp., 7.625%, 11/1/24	74,000	78,163
		3,590,920
Industrial Conglomerates — 0.9%
Amsted Industries, Inc., 5.625%, 7/1/27(1)	125,000	130,625
DAE Funding LLC, 4.00%, 8/1/20(1)	450,000	451,125
DAE Funding LLC, 5.25%, 11/15/21(1)	375,000	390,469
DAE Funding LLC, 4.50%, 8/1/22(1)	800,000	814,000
DAE Funding LLC, 5.00%, 8/1/24(1)	400,000	417,500
EnPro Industries, Inc., 5.75%, 10/15/26	150,000	153,750
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	200,000	192,500
IAA, Inc., 5.50%, 6/15/27(1)	300,000	312,750
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	71,062
Koppers, Inc., 6.00%, 2/15/25(1)	25,000	23,563
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	125,000	126,875
		3,084,219
Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	400,000	413,750
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	200,000	181,500
Aircastle Ltd., 5.125%, 3/15/21	75,000	77,793
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	189,000
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	187,250
AssuredPartners, Inc., 7.00%, 8/15/25(1)	100,000	99,875
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	175,000	182,437
Genworth Holdings, Inc., 7.70%, 6/15/20	575,000	580,146
Genworth Holdings, Inc., 7.625%, 9/24/21	75,000	73,875
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	100,000	100,750
MBIA Insurance Corp., VRN, 13.86%, (3-month LIBOR plus 11.26%), 1/15/33(1)(5)(6)	125,000	87,969
MBIA, Inc., 7.15%, 7/15/27	25,000	24,656
NFP Corp., 6.875%, 7/15/25(1)	375,000	372,544
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	50,000	53,799
USI, Inc., 6.875%, 5/1/25(1)	250,000	248,125
		2,873,469
Interactive Media and Services — 0.6%
Match Group, Inc., 6.375%, 6/1/24	1,185,000	1,250,175
Match Group, Inc., 5.00%, 12/15/27(1)	75,000	78,930
Match Group, Inc., 5.625%, 2/15/29(1)	300,000	317,625
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	350,000	322,875
		1,969,605
IT Services — 1.2%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	225,000	196,312
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	25,000	25,563
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	200,000	214,800

CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	275,000	287,203
First Data Corp., 5.375%, 8/15/23(1)	250,000	254,812
First Data Corp., 5.00%, 1/15/24(1)	1,575,000	1,614,572
First Data Corp., 5.75%, 1/15/24(1)	350,000	360,500
Gartner, Inc., 5.125%, 4/1/25(1)	225,000	232,630
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	600,000	623,250
GrubHub Holdings, Inc., 5.50%, 7/1/27(1)	150,000	154,331
Uber Technologies, Inc., 7.50%, 11/1/23(1)	100,000	106,250
		4,070,223
Leisure Products†
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	100,000	93,250
Mattel, Inc., 5.45%, 11/1/41	25,000	19,125
		112,375
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	450,000	474,660
IQVIA, Inc., 4.875%, 5/15/23(1)	250,000	256,875
IQVIA, Inc., 5.00%, 10/15/26(1)	200,000	208,000
IQVIA, Inc., 5.00%, 5/15/27(1)	475,000	491,625
		1,431,160
Machinery — 0.9%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	50,000	52,750
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	50,000	48,073
Cloud Crane LLC, 10.125%, 8/1/24(1)	300,000	323,250
Colfax Corp., 6.00%, 2/15/24(1)	225,000	238,781
Colfax Corp., 6.375%, 2/15/26(1)	125,000	134,219
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	125,000	128,125
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	100,250
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	75,000	77,625
Navistar International Corp., 6.625%, 11/1/25(1)	250,000	263,125
SPX FLOW, Inc., 5.625%, 8/15/24(1)	50,000	52,375
SPX FLOW, Inc., 5.875%, 8/15/26(1)	50,000	52,750
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	150,000	158,625
Tennant Co., 5.625%, 5/1/25	150,000	155,625
Vertiv Group Corp., 9.25%, 10/15/24(1)	425,000	409,063
Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(2)	650,000	629,687
Wabash National Corp., 5.50%, 10/1/25(1)	200,000	190,500
		3,014,823
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	50,000	49,810
Media — 7.4%
Altice Financing SA, 7.50%, 5/15/26(1)	300,000	302,280
Altice Luxembourg SA, 7.75%, 5/15/22(1)	417,000	424,819
Altice Luxembourg SA, 10.50%, 5/15/27(1)	1,200,000	1,236,000
AMC Networks, Inc., 4.75%, 12/15/22	275,000	279,141
AMC Networks, Inc., 5.00%, 4/1/24	350,000	360,062
Cablevision Systems Corp., 8.00%, 4/15/20	100,000	103,533
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 3/15/21	250,000	251,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	225,000	228,819
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	700,000	712,810

CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	600,000	602,812
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	925,000	946,679
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/1/23	100,000	102,468
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	50,000	51,244
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	550,000	576,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	125,000	129,531
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	1,350,000	1,419,187
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	175,000	183,584
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	350,000	370,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	425,000	439,875
Clear Channel International BV, 8.75%, 12/15/20(1)	25,000	25,688
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	900,000	920,250
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	150,000	154,125
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	750,000	815,625
CSC Holdings LLC, 6.75%, 11/15/21	50,000	53,625
CSC Holdings LLC, 5.125%, 12/15/21(1)	560,000	561,400
CSC Holdings LLC, 5.125%, 12/15/21(1)	25,000	25,063
CSC Holdings LLC, 5.375%, 7/15/23(1)	200,000	206,000
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,200,000	1,311,750
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(1)	50,000	50,000
DISH DBS Corp., 5.125%, 5/1/20	150,000	151,124
DISH DBS Corp., 5.875%, 7/15/22	50,000	50,938
DISH DBS Corp., 5.875%, 11/15/24	275,000	261,250
DISH DBS Corp., 7.75%, 7/1/26	1,050,000	1,031,625
Embarq Corp., 8.00%, 6/1/36	775,000	753,935
EW Scripps Co. (The), 5.125%, 5/15/25(1)	275,000	264,688
GCI LLC, 6.625%, 6/15/24(1)	350,000	367,605
Gray Television, Inc., 5.125%, 10/15/24(1)	830,000	847,637
Gray Television, Inc., 5.875%, 7/15/26(1)	300,000	312,000
Gray Television, Inc., 7.00%, 5/15/27(1)	450,000	489,375
iHeartCommunications, Inc., 6.375%, 5/1/26	300,000	319,875
iHeartCommunications, Inc., 12.00% Cash plus 2.00% PIK, 2/1/21(5)(6)	105,607	15,091
Lamar Media Corp., 5.00%, 5/1/23	250,000	255,625
Lamar Media Corp., 5.75%, 2/1/26	50,000	52,750
Level 3 Parent LLC, 5.75%, 12/1/22	125,000	126,406
Mediacom Broadband LLC / Mediacom Broadband Corp., 5.50%, 4/15/21	6,000	5,993
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	450,000	468,000
Nexstar Broadcasting, Inc., 6.125%, 2/15/22(1)	50,000	50,750
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	300,000	311,538
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)(4)	700,000	719,250
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	375,000	384,825
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	125,000	124,375
Quebecor Media, Inc., 5.75%, 1/15/23	100,000	107,500
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	200,000	194,500
Salem Media Group, Inc., 6.75%, 6/1/24(1)	175,000	154,000
Sinclair Television Group, Inc., 6.125%, 10/1/22	225,000	229,219
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	75,000	73,875
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	539,000	543,042
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	250,000	253,750

Sirius XM Radio, Inc., 4.625%, 7/15/24(1)(4)	450,000	461,601
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	100,000	102,115
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	600,000	616,620
TEGNA, Inc., 4.875%, 9/15/21(1)	25,000	25,125
TEGNA, Inc., 6.375%, 10/15/23	50,000	51,688
Townsquare Media, Inc., 6.50%, 4/1/23(1)	150,000	148,313
Tribune Media Co., 5.875%, 7/15/22	75,000	76,680
Univision Communications, Inc., 6.75%, 9/15/22(1)	436,000	444,995
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	201,500
Videotron Ltd., 5.375%, 6/15/24(1)	500,000	536,875
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	500,000	514,230
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	200,000	203,250
		25,147,403
Metals and Mining — 3.4%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	400,000	424,500
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	200,000	215,750
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	400,000	419,000
Aleris International, Inc., 10.75%, 7/15/23(1)	250,000	261,562
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	153,375
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	150,000	157,958
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	163,000	162,593
Cleveland-Cliffs, Inc., 5.875%, 6/1/27(1)	275,000	268,125
Coeur Mining, Inc., 5.875%, 6/1/24	200,000	195,750
Commercial Metals Co., 5.75%, 4/15/26	75,000	75,056
Commercial Metals Co., 5.375%, 7/15/27	50,000	49,875
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	71,719
Constellium NV, 5.75%, 5/15/24(1)	250,000	256,875
Constellium NV, 6.625%, 3/1/25(1)	250,000	260,000
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	40,000	40,875
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,400,000	1,314,250
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	200,000	191,250
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	200,000	186,250
FMG Resources August 2006 Pty Ltd., 4.75%, 5/15/22(1)	50,000	51,845
Freeport-McMoRan, Inc., 4.00%, 11/14/21	150,000	153,188
Freeport-McMoRan, Inc., 3.55%, 3/1/22	425,000	426,594
Freeport-McMoRan, Inc., 3.875%, 3/15/23	500,000	501,250
Freeport-McMoRan, Inc., 4.55%, 11/14/24	100,000	102,475
Freeport-McMoRan, Inc., 5.40%, 11/14/34	225,000	215,437
Freeport-McMoRan, Inc., 5.45%, 3/15/43	650,000	598,000
Hecla Mining Co., 6.875%, 5/1/21	225,000	215,887
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	25,000	22,250
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	51,688
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	175,000	181,563
IAMGOLD Corp., 7.00%, 4/15/25(1)	75,000	78,000
Kinross Gold Corp., 5.125%, 9/1/21	50,000	51,625
Kinross Gold Corp., 4.50%, 7/15/27	50,000	50,625
Mineral Resources Ltd., 8.125%, 5/1/27(1)	350,000	365,312
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	74,906
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	75,000	51,938

Novelis Corp., 6.25%, 8/15/24(1)	365,000	383,600
Novelis Corp., 5.875%, 9/30/26(1)	100,000	101,500
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	276,375
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	199,000
Steel Dynamics, Inc., 5.125%, 10/1/21	100,000	101,167
Taseko Mines Ltd., 8.75%, 6/15/22(1)	300,000	290,250
Teck Resources Ltd., 4.50%, 1/15/21	425,000	432,734
Teck Resources Ltd., 4.75%, 1/15/22	200,000	207,204
Teck Resources Ltd., 3.75%, 2/1/23	25,000	25,448
Teck Resources Ltd., 6.125%, 10/1/35	200,000	228,000
Teck Resources Ltd., 6.00%, 8/15/40	450,000	490,075
Teck Resources Ltd., 6.25%, 7/15/41	425,000	476,501
Teck Resources Ltd., 5.20%, 3/1/42	100,000	101,356
Teck Resources Ltd., 5.40%, 2/1/43	150,000	155,351
United States Steel Corp., 6.25%, 3/15/26	75,000	67,031
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	25,000	26,406
		11,459,344
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 4.75%, 3/15/25	25,000	25,313
Multi-Utilities — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	125,000	132,188
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	105,500
Clearway Energy Operating LLC, 5.375%, 8/15/24	150,000	153,375
Clearway Energy Operating LLC, 5.75%, 10/15/25(1)	525,000	534,844
Clearway Energy Operating LLC, 5.00%, 9/15/26	150,000	146,625
GenOn Energy, Inc. / NRG Americas, Inc., VRN, 9.04%, (6-month LIBOR plus 6.50%), 12/1/23	22,043	21,960
LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23(1)	200,000	198,500
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	200,000	200,000
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	75,000	77,063
Talen Energy Supply LLC, 6.625%, 1/15/28(1)(4)	175,000	174,562
		1,744,617
Multiline Retail — 0.1%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	250,000	123,750
JC Penney Corp., Inc., 6.375%, 10/15/36	125,000	33,750
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.75%, 10/25/24(1)	103,452	44,420
		201,920
Oil, Gas and Consumable Fuels — 6.8%
Antero Resources Corp., 5.375%, 11/1/21	75,000	74,344
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	111,000	118,065
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	275,000	259,875
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	625,000	528,125
California Resources Corp., 8.00%, 12/15/22(1)	1,700,000	1,289,875
Callon Petroleum Co., 6.125%, 10/1/24	575,000	583,625
Callon Petroleum Co., 6.375%, 7/1/26	50,000	50,563
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,000,000	968,750
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	75,000	71,625
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	350,000	218,750
Cheniere Energy Partners LP, 5.25%, 10/1/25	200,000	207,500
Chesapeake Energy Corp., 6.625%, 8/15/20	636,000	643,950

Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	304,500
Chesapeake Energy Corp., 5.375%, 6/15/21	75,000	73,313
Chesapeake Energy Corp., 8.00%, 1/15/25	1,000,000	927,500
Chesapeake Energy Corp., 8.00%, 6/15/27	175,000	153,891
Citgo Holding, Inc., 10.75%, 2/15/20(1)	1,000,000	1,037,500
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	50,000	50,188
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21(5)(6)	125,000	16,875
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24(5)(6)	500,000	10,000
CNX Resources Corp., 5.875%, 4/15/22	171,000	166,725
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	25,000	27,125
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	275,000	199,375
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	950,000	953,562
CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/22	50,000	51,038
Denbury Resources, Inc., 9.00%, 5/15/21(1)	434,000	429,660
Denbury Resources, Inc., 9.25%, 3/31/22(1)	86,000	81,055
Denbury Resources, Inc., 7.75%, 2/15/24(1)	306,250	255,719
eG Global Finance plc, 6.75%, 2/7/25(1)	200,000	198,940
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	75,000	79,313
Energy Transfer Operating LP, 7.50%, 10/15/20	600,000	636,551
Energy Transfer Operating LP, 4.25%, 3/15/23	525,000	548,306
EnLink Midstream LLC, 5.375%, 6/1/29	175,000	179,812
EnLink Midstream Partners LP, 4.40%, 4/1/24	175,000	177,621
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	353,937
EnLink Midstream Partners LP, 5.60%, 4/1/44	50,000	46,125
EnLink Midstream Partners LP, 5.05%, 4/1/45	50,000	42,000
EnLink Midstream Partners LP, 5.45%, 6/1/47	150,000	129,000
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	537,000	61,755
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	650,000	19,500
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	692,000	162,620
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	50,000	11,125
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	125,000	107,500
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	375,000	304,687
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	68,438
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	25,000	22,250
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	37,331
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	37,331
Gulfport Energy Corp., 6.00%, 10/15/24	125,000	97,188
Gulfport Energy Corp., 6.375%, 5/15/25	242,000	188,457
Gulfport Energy Corp., 6.375%, 1/15/26	175,000	133,437
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	200,000	206,750
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	48,500
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	400,000	404,500
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	125,000	112,813
Jagged Peak Energy LLC, 5.875%, 5/1/26	350,000	346,500
Laredo Petroleum, Inc., 5.625%, 1/15/22	25,000	23,313
Lonestar Resources America, Inc., 11.25%, 1/1/23(1)	100,000	95,500
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	100,000	102,500
Matador Resources Co., 5.875%, 9/15/26	150,000	152,250
MEG Energy Corp., 6.375%, 1/30/23(1)	400,000	382,500

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	550,000	471,625
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	75,000	72,094
Murphy Oil Corp., 6.875%, 8/15/24	750,000	791,250
Murphy Oil Corp., 5.75%, 8/15/25	100,000	104,140
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)	879,713	182,540
Northern Oil and Gas, Inc., 8.50% Cash or 8.50% Cash plus 1.00% PIK, 5/15/23(7)	125,750	130,466
Oasis Petroleum, Inc., 6.50%, 11/1/21	376,000	372,240
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	350,000	340,375
Parkland Fuel Corp., 6.00%, 4/1/26(1)	50,000	51,313
Parkland Fuel Corp., 5.875%, 7/15/27(1)(4)	275,000	279,469
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	125,000	130,313
PDC Energy, Inc., 6.125%, 9/15/24	100,000	100,250
QEP Resources, Inc., 5.625%, 3/1/26	75,000	70,875
Range Resources Corp., 5.875%, 7/1/22	50,000	49,750
Range Resources Corp., 5.00%, 8/15/22	725,000	694,187
Range Resources Corp., 5.00%, 3/15/23	150,000	141,750
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	75,000	76,406
Sanchez Energy Corp., 7.75%, 6/15/21(6)	475,000	26,125
Sanchez Energy Corp., 6.125%, 1/15/23(6)	775,000	38,750
SemGroup Corp., 7.25%, 3/15/26	75,000	73,500
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	150,000	152,812
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	150,000	144,937
SM Energy Co., 6.125%, 11/15/22	550,000	548,625
SM Energy Co., 5.625%, 6/1/25	250,000	228,750
Southwestern Energy Co., 6.20%, 1/23/25	146,000	134,320
SRC Energy, Inc., 6.25%, 12/1/25	125,000	114,375
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	75,000	75,750
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	431,000	441,236
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	52,188
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27(1)	375,000	394,687
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	225,000	147,375
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	400,000	261,000
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	123,000	128,304
Whiting Petroleum Corp., 5.75%, 3/15/21	175,000	175,219
Williams Cos., Inc. (The), 7.875%, 9/1/21	75,000	83,202
Williams Cos., Inc. (The), 4.55%, 6/24/24	350,000	377,156
WPX Energy, Inc., 8.25%, 8/1/23	250,000	286,250
		23,215,027
Paper and Forest Products — 0.2%
Mercer International, Inc., 6.50%, 2/1/24	175,000	181,781
Mercer International, Inc., 7.375%, 1/15/25(1)	375,000	399,375
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	150,000	153,750
		734,906
Personal Products — 0.2%
Avon International Capital plc, 6.50%, 8/15/22(1)(4)	125,000	126,250
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	25,000	25,250
Prestige Brands, Inc., 5.375%, 12/15/21(1)	225,000	226,969
Prestige Brands, Inc., 6.375%, 3/1/24(1)	100,000	105,125

Revlon Consumer Products Corp., 6.25%, 8/1/24	50,000	34,500
		518,094
Pharmaceuticals — 2.2%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	275,000	303,056
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	41,000	41,482
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	612,000	621,406
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	50,000	53,255
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	800,000	818,000
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	200,000	209,250
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,825,000	2,045,916
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	75,000	79,011
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	389,531
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	234,563
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	100,000	102,000
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(2)	550,000	554,125
Eagle Holding Co. II LLC, 7.75% Cash or 8.50% PIK, 5/15/22(1)(2)	50,000	50,500
Elanco Animal Health, Inc., 4.27%, 8/28/23(1)	50,000	52,491
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,023,000	741,675
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	400,000	270,000
Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	202,000	212,100
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	378,750
Vizient, Inc., 6.25%, 5/15/27(1)	100,000	105,880
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	100,000	93,000
		7,355,991
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	50,376
Forestar Group, Inc., 8.00%, 4/15/24(1)	375,000	395,156
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	153,375
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	275,000	285,505
Hunt Cos., Inc., 6.25%, 2/15/26(1)	250,000	236,875
Kennedy-Wilson, Inc., 5.875%, 4/1/24	150,000	153,750
Newmark Group, Inc., 6.125%, 11/15/23	150,000	158,761
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	200,000	193,000
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	225,000	203,625
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	50,000	44,062
		1,874,485
Road and Rail — 0.3%
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	75,000	76,114
Avolon Holdings Funding Ltd., 5.25%, 5/15/24(1)	100,000	106,840
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	101,130
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	500,000	529,055
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	275,000	296,788
		1,109,927
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	298,000	337,485
Advanced Micro Devices, Inc., 7.00%, 7/1/24	317,000	329,315
Amkor Technology, Inc., 6.625%, 9/15/27(1)	175,000	174,799
Entegris, Inc., 4.625%, 2/10/26(1)	125,000	126,562
Micron Technology, Inc., 4.64%, 2/6/24	50,000	52,147

Micron Technology, Inc., 5.50%, 2/1/25	459,000	474,491
Micron Technology, Inc., 4.98%, 2/6/26	50,000	52,780
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	400,000	410,240
NXP BV / NXP Funding LLC, 4.625%, 6/15/22(1)	400,000	420,000
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)	400,000	422,640
Qorvo, Inc., 5.50%, 7/15/26	475,000	503,880
Versum Materials, Inc., 5.50%, 9/30/24(1)	50,000	53,688
		3,358,027
Software — 0.8%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	125,000	130,819
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	51,048
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	153,375
CDK Global, Inc., 5.875%, 6/15/26	275,000	292,187
CDK Global, Inc., 5.25%, 5/15/29(1)	50,000	51,875
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	150,000	152,813
Infor US, Inc., 6.50%, 5/15/22	710,000	725,158
Informatica LLC, 7.125%, 7/15/23(1)	50,000	51,009
RP Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	156,750
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	625,000	649,609
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	200,000	172,500
		2,587,143
Specialty Retail — 1.4%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	325,000	290,062
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	300,000	311,625
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)(4)	275,000	277,750
Carlson Travel, Inc., 9.50%, 12/15/24(1)	202,000	202,505
Carvana Co., 8.875%, 10/1/23(1)	200,000	203,050
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	150,000	159,375
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 6/1/21(1)	25,000	25,328
Group 1 Automotive, Inc., 5.00%, 6/1/22	75,000	76,031
Group 1 Automotive, Inc., 5.25%, 12/15/23(1)	25,000	25,719
Herc Rentals, Inc., 7.50%, 6/1/22(1)	45,000	46,737
Herc Rentals, Inc., 7.75%, 6/1/24(1)	282,000	298,723
L Brands, Inc., 6.75%, 7/1/36	250,000	216,250
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	51,688
Michaels Stores, Inc., 8.00%, 7/15/27(1)(4)	125,000	124,893
Penske Automotive Group, Inc., 3.75%, 8/15/20	50,000	50,250
Penske Automotive Group, Inc., 5.75%, 10/1/22	275,000	279,469
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	75,000	70,406
Sonic Automotive, Inc., 5.00%, 5/15/23	75,000	76,031
Sonic Automotive, Inc., 6.125%, 3/15/27	175,000	172,812
Staples, Inc., 7.50%, 4/15/26(1)	525,000	523,220
Staples, Inc., 10.75%, 4/15/27(1)	375,000	374,062
United Rentals North America, Inc., 5.875%, 9/15/26	225,000	240,469
United Rentals North America, Inc., 6.50%, 12/15/26	350,000	379,750
United Rentals North America, Inc., 5.50%, 5/15/27	25,000	26,375
United Rentals North America, Inc., 5.25%, 1/15/30	175,000	180,250
		4,682,830

Technology Hardware, Storage and Peripherals — 1.7%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	1,250,000	1,271,181
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,375,000	1,451,628
Diebold Nixdorf, Inc., 8.50%, 4/15/24	75,000	66,750
EMC Corp., 2.65%, 6/1/20	1,400,000	1,392,497
Everi Payments, Inc., 7.50%, 12/15/25(1)	219,000	229,403
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	450,000	473,062
NCR Corp., 5.875%, 12/15/21	25,000	25,419
NCR Corp., 6.375%, 12/15/23	300,000	310,125
Western Digital Corp., 4.75%, 2/15/26	540,000	531,117
		5,751,182
Textiles, Apparel and Luxury Goods†
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	143,062
Thrifts and Mortgage Finance — 0.4%
MGIC Investment Corp., 5.75%, 8/15/23	200,000	217,750
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	250,000	255,625
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	225,000	228,937
Radian Group, Inc., 4.50%, 10/1/24	100,000	102,929
Radian Group, Inc., 4.875%, 3/15/27	600,000	605,250
		1,410,491
Trading Companies and Distributors — 0.4%
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	75,000	78,281
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	275,000	273,281
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	205,250
Fly Leasing Ltd., 5.25%, 10/15/24	200,000	205,000
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	125,000	130,156
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	175,000	180,688
H&E Equipment Services, Inc., 5.625%, 9/1/25	325,000	335,481
		1,408,137
Transportation Infrastructure — 0.1%
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	300,000	305,250
BCD Acquisition, Inc., 9.625%, 9/15/23(1)	50,000	52,687
Resideo Funding, Inc., 6.125%, 11/1/26(1)	100,000	104,250
		462,187
Wireless Telecommunication Services — 1.8%
Digicel Group One, Ltd., 8.25%, 12/30/22	989,000	553,840
Digicel Group Two Ltd., 8.25%, 9/30/22(1)	486,000	109,350
Digicel Group Two Ltd., 7.125% Cash plus 2.00% PIK, 4/1/24(1)	200,855	43,184
Sprint Communications, Inc., 9.25%, 4/15/22	25,000	29,000
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	261,250
Sprint Corp., 7.25%, 9/15/21	275,000	292,875
Sprint Corp., 7.875%, 9/15/23	825,000	899,250
Sprint Corp., 7.125%, 6/15/24	475,000	504,830
Sprint Corp., 7.625%, 3/1/26	325,000	347,262
T-Mobile USA, Inc., 4.00%, 4/15/22	75,000	76,875
T-Mobile USA, Inc., 6.00%, 3/1/23	1,600,000	1,640,000
T-Mobile USA, Inc., 6.00%, 4/15/24	275,000	287,375
T-Mobile USA, Inc., 6.375%, 3/1/25	550,000	572,550
T-Mobile USA, Inc., 5.125%, 4/15/25	25,000	26,113

T-Mobile USA, Inc., 4.50%, 2/1/26	325,000	333,938
Xplornet Communications, Inc., 9.625% Cash or 10.625% PIK, 6/1/22(1)(7)	57,086	58,513
		6,036,205
TOTAL CORPORATE BONDS (Cost $290,027,741)		289,186,210
BANK LOAN OBLIGATIONS(8) — 3.5%
Airlines — 0.1%
MRO Holdings, Inc., 2019 Term Loan B, 7.48%, (3-month LIBOR plus 5.00%), 6/4/26	225,000	224,719
Building Products†
NCI Building Systems, Inc., 2018 Term Loan, 6.35%, (3-month LIBOR plus 3.75%), 4/12/25	49,500	48,242
Capital Markets — 0.1%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 6.15%, (1-month LIBOR plus 3.75%), 10/1/25	174,125	169,146
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.65%, (1-month LIBOR plus 2.25%), 3/24/25	66,263	65,959
		235,105
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 4.90%, (1-month LIBOR plus 2.50%), 5/7/25	148,500	144,973
Commercial Services and Supplies — 0.2%
Adient US LLC, Term Loan B, 6.89%, (3-month LIBOR plus 4.25%), 5/6/24	37,500	36,625
Adient US LLC, Term Loan B, 6.82%, (3-month LIBOR plus 4.25%), 5/6/24	12,500	12,208
Aramark Services, Inc., 2018 Term Loan B3, 4.08%, (3-month LIBOR plus 1.75%), 3/11/25	321,633	321,030
Asurion LLC, 2017 Term Loan B4, 5.40%, (1-month LIBOR plus 3.00%), 8/4/22	60,672	60,607
Asurion LLC, 2018 Term Loan B6, 5.40%, (1-month LIBOR plus 3.00%), 11/3/23	47,556	47,518
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 10/3/23	7,918	7,948
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 10/3/23	4,015	4,030
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 10/3/23	52,670	52,872
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 10/3/23	32,444	32,569
IAA Spinco Inc., Term Loan B, 5/22/26(9)	75,000	75,375
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 6.08%, (3-month LIBOR plus 3.75%), 8/25/24	250	251
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.95%, (6-month LIBOR plus 3.75%), 8/25/24	98,185	98,173
		749,206
Communications Equipment†
Radiate Holdco, LLC, 1st Lien Term Loan, 5.40%, (1-month LIBOR plus 3.00%), 2/1/24	97,750	95,667
Construction and Engineering†
Sabre Industries, Inc., 2019 Term Loan B, 6.89%, (1-month LIBOR plus 4.50%), 4/2/26	50,000	50,000
Construction Materials†
ASP Unifrax Holdings Inc, Term Loan B, 6.08%, (1-month LIBOR plus 3.75%), 12/12/25	49,750	48,559
Containers and Packaging — 0.3%
Berry Plastics Group, Term Loan U, 5/15/26(9)	525,000	522,047
BWAY Holding Company, 2017 Term Loan B, 5.85%, (3-month LIBOR plus 3.25%), 4/3/24	97,074	94,000
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 5.15%, (1-month LIBOR plus 2.75%), 5/22/24	41,322	40,775
Consolidated Container Company LLC, 2017 1st Lien Term Loan, 5.15%, (1-month LIBOR plus 2.75%), 5/22/24	7,805	7,701
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.44%, (1-month LIBOR plus 3.00%), 12/29/23	121,436	115,743
UFC Holdings, LLC, 2019 Term Loan, 5.66%, (1-month LIBOR plus 3.25%), 4/29/26	273,750	273,579
		1,053,845
Distributors†
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 10/31/23	124,364	122,719
Diversified Financial Services†
Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 5.64%, (1-month LIBOR plus 3.25%), 7/21/25	24,626	24,582
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 2017 Term Loan B, 4.65%, (1-month LIBOR plus 2.25%), 2/22/24	150,000	149,006

Electric Utilities — 0.1%
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.39%, (1-month LIBOR plus 2.00%), 12/31/25	56,409	56,416
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.40%, (1-month LIBOR plus 2.00%), 12/31/25	78,967	78,978
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.33%, (3-month LIBOR plus 2.00%), 12/31/25	4,506	4,507
		139,901
Energy Equipment and Services†
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash and 2.00% PIK, 2/25/24	36,881	37,849
Food Products†
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.08%, (3-month LIBOR plus 3.75%), 5/23/25	74,250	73,323
Health Care Providers and Services — 0.2%
21st Century Oncology Holdings, Inc., Exit Term Loan, 8.74%, (3-month LIBOR plus 6.13%), 1/16/23	24,194	21,124
Air Methods Corporation, 2017 Term Loan B, 5.83%, (3-month LIBOR plus 3.50%), 4/21/24	198,182	162,262
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.08%, (3-month LIBOR plus 2.75%), 6/7/23	297,985	285,693
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.66%, (1-month LIBOR plus 3.25%), 9/2/24	49,125	47,569
Wink Holdco, Inc., 1st Lien Term Loan B, 5.40%, (1-month LIBOR plus 3.00%), 12/2/24	73,875	72,434
		589,082
Hotels, Restaurants and Leisure — 1.2%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.65%, (1-month LIBOR plus 2.25%), 2/16/24	192,792	191,668
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.65%, (1-month LIBOR plus 2.25%), 2/16/24	154,530	153,630
Boyd Gaming Corporation, Term Loan B3, 4.62%, (1-week LIBOR plus 2.25%), 9/15/23	333,814	332,448
Caesars Entertainment Operating Company, Exit Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 10/6/24	98,500	97,808
CityCenter Holdings, LLC, 2017 Term Loan B, 4.65%, (1-month LIBOR plus 2.25%), 4/18/24	470,772	469,386
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 5.40%, (1-month LIBOR plus 3.00%), 3/8/24	74,747	74,638
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.33%, (3-month LIBOR plus 3.00%), 3/13/25	148,500	146,644
Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.14%, (1-month LIBOR plus 2.75%), 10/4/23	109,260	108,516
Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 10/4/23	136,288	135,359
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 6/22/26(9)	100,000	100,170
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 4.15%, (1-month LIBOR plus 1.75%), 6/22/26	575,000	575,980
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 6/22/26(9)	400,000	400,682
Life Time Fitness, Inc., 2017 Term Loan B, 5.27%, (3-month LIBOR plus 2.75%), 6/10/22	565,218	563,647
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 4.65%, (1-month LIBOR plus 2.25%), 8/29/25	124,375	124,583
PCI Gaming Authority, Term Loan, 5.40%, (1-month LIBOR plus 3.00%), 5/29/26	75,000	75,211
RHP Hotel Properties, LP, 2017 Term Loan B, 4.61%, (3-month LIBOR plus 2.00%), 5/11/24	346,982	347,362
Tacala, LLC, 1st Lien Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 1/31/25	24,688	24,453
		3,922,185
Insurance — 0.1%
Genworth Holdings, Inc., Term Loan, 6.99%, (2-month LIBOR plus 4.50%), 3/7/23	74,250	75,039
Hub International Limited, 2018 Term Loan B, 5.59%, (3-month LIBOR plus 3.00%), 4/25/25	272,872	266,531
		341,570
IT Services†
First Data Corporation, 2024 USD Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 4/26/24	100,000	100,000
Life Sciences Tools and Services — 0.2%
IQVIA Inc., 2018 USD Term Loan B3, 4.15%, (1-month LIBOR plus 1.75%), 6/11/25	745,732	742,701
Parexel International Corporation, Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 9/27/24	70,056	67,279
		809,980
Machinery — 0.1%
Altra Industrial Motion Corp., 2018 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 10/1/25	94,776	93,177
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 5.58%, (3-month LIBOR plus 3.25%), 7/19/24	24,625	24,009
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 9.58%, (3-month LIBOR plus 7.25%), 7/18/25	24,574	24,288

Navistar International Corporation, 2017 1st Lien Term Loan B, 5.91%, (1-month LIBOR plus 3.50%), 11/6/24	98,254	98,178
		239,652
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 6/19/26(9)	400,000	399,000
Metals and Mining†
Big River Steel LLC, Term Loan B, 7.33%, (3-month LIBOR plus 5.00%), 8/23/23	49,063	49,431
Neenah Foundry Company, 2017 Term Loan, 8.85%, (2-month LIBOR plus 6.50%), 12/13/22	34,809	34,461
Neenah Foundry Company, 2017 Term Loan, 8.98%, (2-month LIBOR plus 6.50%), 12/13/22	30,086	29,785
		113,677
Multi-Utilities — 0.1%
TEX Operations Co. LLC, Exit Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 8/4/23	323,033	323,013
Oil, Gas and Consumable Fuels — 0.2%
BCP Renaissance Parent LLC, 2017 Term Loan B, 6.08%, (3-month LIBOR plus 3.50%), 10/31/24	49,252	49,203
California Resources Corporation, 2017 1st Lien Term Loan, 7.15%, (1-month LIBOR plus 4.75%), 12/31/22	525,000	503,344
California Resources Corporation, Second Out Term Loan, 12.78%, (1-month LIBOR plus 10.38%), 12/31/21	25,000	25,475
Cloud Peak Energy Inc., DIP Term Loan, 11.40%, (1-month LIBOR plus 9.00%), 5/10/26	41,804	41,804
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 6.19%, (1-month LIBOR plus 3.75%), 5/25/25	49,500	48,964
Prairie ECI Acquiror LP, Term Loan B, 7.08%, (3-month LIBOR plus 4.75%), 3/11/26	124,688	125,467
		794,257
Pharmaceuticals†
HLF Financing S.a r.l., 2018 Term Loan B, 5.65%, (1-month LIBOR plus 3.25%), 8/18/25	24,563	24,576
Professional Services — 0.1%
Dun & Bradstreet Corporation (The), Term Loan, 7.40%, (1-month LIBOR plus 5.00%), 2/6/26	125,000	125,196
Tempo Acquisition LLC, Term Loan, 5.40%, (1-month LIBOR plus 3.00%), 5/1/24	73,500	73,316
		198,512
Software†
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 4.65%, (1-month LIBOR plus 2.25%), 4/16/25	39,794	39,692
SS&C Technologies Inc., 2018 Term Loan B3, 4.65%, (1-month LIBOR plus 2.25%), 4/16/25	58,026	57,877
		97,569
Specialty Retail — 0.1%
Priso Acquisition Corporation, 2017 Term Loan B, 5.40%, (1-month LIBOR plus 3.00%), 5/8/22	22,952	21,890
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 10.39%, (1-month LIBOR plus 8.00%), 11/8/24	94,933	43,100
Staples, Inc., 7 Year Term Loan, 7.60%, (3-month LIBOR plus 5.00%), 4/16/26	275,000	264,643
		329,633
Technology Hardware, Storage and Peripherals†
Everi Payments Inc., Term Loan B, 5.40%, (1-month LIBOR plus 3.00%), 5/9/24	96,265	96,235
Western Digital Corporation, 2018 Term Loan B4, 4.15%, (1-month LIBOR plus 1.75%), 4/29/23	20,511	20,126
		116,361
Trading Companies and Distributors — 0.1%
Foundation Building Materials Holding Company LLC, 2018 Term Loan B, 5.40%, (1-month LIBOR plus 3.00%), 8/13/25	124,375	124,064
HD Supply, Inc., Term Loan B5, 4.15%, (1-month LIBOR plus 1.75%), 10/17/23	224,060	224,119
		348,183
Transportation Infrastructure†
Syncreon Global Finance (US) Inc., Term Loan B, 6.83%, (3-month LIBOR plus 4.25%), 10/28/20	70,518	40,680
TOTAL BANK LOAN OBLIGATIONS (Cost $12,164,321)		11,985,626
PREFERRED STOCKS — 1.6%
Banks — 1.4%
Bank of America Corp., 6.25%	1,025,000	1,117,440
Bank of America Corp., 6.50%	100,000	110,909

Bank of America Corp., 6.30%	25,000	27,929
Bank of America Corp., 5.875%	225,000	235,058
Bank of America Corp., 5.125%	475,000	478,562
Bank of Nova Scotia (The), 4.65%	50,000	47,855
Citigroup, Inc., 6.875%	1,749	47,940
Citigroup, Inc., 5.95%	250,000	261,021
Citigroup, Inc., 5.90%	425,000	440,790
Citigroup, Inc., 5.95%	25,000	25,713
Citigroup, Inc., 6.25%	150,000	164,872
JPMorgan Chase & Co., 6.75%	331,000	366,068
JPMorgan Chase & Co., 6.125%	175,000	186,955
JPMorgan Chase & Co., 6.10%	1,050,000	1,131,937
Wells Fargo & Co., 5.90%	50,000	52,348
		4,695,397
Capital Markets — 0.1%
Charles Schwab Corp. (The), 5.00%	150,000	149,478
Goldman Sachs Group, Inc. (The), 6.43%	18,000	18,001
Goldman Sachs Group, Inc. (The), 5.375%	50,000	50,286
		217,765
Internet and Direct Marketing Retail†
MYT Holding Co., 10.00%(1)	21,052	19,526
Oil, Gas and Consumable Fuels — 0.1%
Energy Transfer Operating LP, 6.25%	150,000	139,728
Energy Transfer Operating LP, 6.625%	50,000	46,826
Nine Point Energy Holdings (Acquired 3/28/17, Cost $18,000)(3)(5)	18	3,600
Plains All American Pipeline LP, 6.125%	75,000	71,551
Summit Midstream Partners LP, 9.50%	175,000	157,625
		419,330
Trading Companies and Distributors†
General Finance Corp., 8.125%	1,116	28,793
TOTAL PREFERRED STOCKS (Cost $5,301,714)		5,380,811
CONVERTIBLE BONDS — 0.6%
Auto Components†
Exide Technologies, 7.00% PIK, 4/30/25 (Acquired 4/30/15 - 6/4/19, Cost $4,563)(3)	18,881	10,857
Banks — 0.6%
Barclays Bank plc, 7.625%, 11/21/22	200,000	218,519
Barclays plc, VRN, 8.00%(10)	200,000	209,893
Barclays plc, VRN, 7.75%(10)	200,000	205,143
Lloyds Banking Group plc, VRN, 7.50%(10)	200,000	210,421
Royal Bank of Scotland Group plc, VRN, 8.00%(10)	600,000	650,250
Royal Bank of Scotland Group plc, VRN, 8.625%(10)	400,000	432,100
		1,926,326
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26	25,000	20,017
Denbury Resources, Inc., 6.375%, 12/31/24(1)	218,750	142,253
		162,270
TOTAL CONVERTIBLE BONDS (Cost $2,098,269)		2,099,453

COMMON STOCKS — 0.1%

Auto Components†
Exide Technologies (Acquired 5/14/15, Cost $—)(3)(5)	162	221
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(3)(5)	676	—
Energy Equipment and Services†
Parker Drilling Co.(5)	2,027	41,108
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.	3,055	69,165
Metals and Mining†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(3)(5)	4,088	87,892
Multi-Utilities†
GenOn Holdings, Inc.(5)	276	53,820
Oil, Gas and Consumable Fuels — 0.1%
Bonanza Creek Energy, Inc.(5)	2,593	54,142
Denbury Resources, Inc.(5)	14,404	17,861
Jones Energy II, Inc.(5)	4,722	61,386
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(3)(5)	1,082	2,164
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $579)(3)(5)	13	331
Southcross Holdings GP, LLC, Class A (Acquired 5/10/16, Cost $360)(3)(5)	4	1,075
Southcross Holdings LP, Class A (Acquired 5/10/16, Cost $360)(3)(5)	4	1,075
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(3)(5)	960	960
		138,994
Software†
Avaya Holdings Corp.(5)	2,096	24,963
TOTAL COMMON STOCKS (Cost $431,907)		416,163
ESCROW INTERESTS(11)†
Banks†
Washington Mutual Bank, Escrow(5)	250,000	3,000
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(5)	3,570	9,817
Sanjel Corp.(5)	200,000	—
		9,817
Industrial Conglomerates†
Claire's Stores, Inc., Escrow(5)	25,000	3,813
Multi-Utilities†
GenOn Energy(5)	25,000	—
GenOn Energy, Inc.(5)	75,000	—
Texas Competitive Electric Holdings Co., Escrow(5)	200,000	1,000
		1,000
Oil, Gas and Consumable Fuels†
Denver Parent, Escrow(5)	63,341	—
Paper and Forest Products†
Appvion, Inc., Escrow(5)	200,000	9,000
TOTAL ESCROW INTERESTS (Cost $593,246)		26,630
WARRANTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(5)	1,215	2,345

Metals and Mining†
UC Holdings, Inc.(5)	600	3,600
Oil, Gas and Consumable Fuels†
Halcon Resources Corp.(5)	291	1
Jones Energy II, Inc.(5)	678	753
Midstates Petroleum Co., Inc.(5)	337	—
Sabine Oil & Gas Holdings, Inc.(5)	7	24
		778
Paper and Forest Products†
Appvion Holdings Corp.(5)	195	1
Appvion Holdings Corp.(5)	195	1
		2
TOTAL WARRANTS (Cost $7,359)		6,725
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(5) (Cost $—)	3,425	2,714
TEMPORARY CASH INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $30,264,129)	30,264,129	30,264,129
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $340,888,686)		339,368,461
OTHER ASSETS AND LIABILITIES — 0.2%		544,709
TOTAL NET ASSETS — 100.0%		$339,913,170

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $164,184,612, which represented 48.3% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	The security's rate was paid in cash at the last payment date.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $293,399, which represented 0.1% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Non-income producing.

(6)	Security is in default.

(7)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	Perpetual maturity with no stated maturity date.

(11)
Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	289,186,210	—
Bank Loan Obligations	—	11,985,626	—
Preferred Stocks	76,733	5,304,078	—
Convertible Bonds	—	2,099,453	—
Common Stocks	416,163	—	—
Escrow Interests	—	26,630	—
Warrants	—	6,725	—
Rights	—	2,714	—
Temporary Cash Investments	30,264,129	—	—
	30,757,025	308,611,436	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2019

High-Yield - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 86.8%
Aerospace and Defense — 2.4%
Arconic, Inc., 6.15%, 8/15/20	500,000	517,629
Arconic, Inc., 5.40%, 4/15/21	105,000	108,881
Arconic, Inc., 5.125%, 10/1/24	175,000	184,937
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	175,000
Bombardier, Inc., 5.75%, 3/15/22(1)	215,000	219,031
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	186,719
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	306,998
TransDigm, Inc., 6.00%, 7/15/22	160,000	162,000
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,048,750
TransDigm, Inc., 6.375%, 6/15/26	520,000	528,450
		3,438,395
Air Freight and Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	180,000	184,050
XPO Logistics, Inc., 6.75%, 8/15/24(1)	100,000	106,875
		290,925
Airlines — 0.6%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	275,000	277,750
United Continental Holdings, Inc., 5.00%, 2/1/24(2)	555,000	577,200
		854,950
Auto Components — 0.6%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	139,000	141,780
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23(2)	540,000	548,775
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	165,402
		855,957
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	300,000	296,830
Banks — 0.3%
CIT Group, Inc., 5.00%, 8/1/23	250,000	267,812
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	140,293
		408,105
Building Products — 0.2%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	289,000	298,947
Capital Markets — 0.4%
MSCI, Inc., 5.75%, 8/15/25(1)	500,000	527,500
Chemicals — 1.7%
CF Industries, Inc., 3.45%, 6/1/23	413,000	415,581
Element Solutions, Inc., 5.875%, 12/1/25(1)	370,000	387,113
Huntsman International LLC, 5.125%, 11/15/22	195,000	206,245
INEOS Group Holdings SA, 5.625%, 8/1/24(1)(2)	425,000	435,625
Olin Corp., 5.125%, 9/15/27	360,000	371,250
Tronox Finance plc, 5.75%, 10/1/25(1)	680,000	662,150
		2,477,964

Commercial Services and Supplies — 2.7%
ADT Security Corp. (The), 6.25%, 10/15/21	355,000	377,188
Aramark Services, Inc., 5.00%, 2/1/28(1)	400,000	412,500
Clean Harbors, Inc., 4.875%, 7/15/27(1)(3)	500,000	509,425
Covanta Holding Corp., 5.875%, 3/1/24	606,000	625,695
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)(2)	140,000	136,850
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)(3)	555,000	557,081
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	379,000	398,736
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	510,000
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	415,000
		3,942,475
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	70,000	65,955
CommScope Technologies LLC, 5.00%, 3/15/27(1)	285,000	249,375
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	226,398
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	305,000	317,163
		858,891
Construction Materials — 0.3%
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	399,844
Consumer Finance — 2.3%
Ally Financial, Inc., 8.00%, 3/15/20	700,000	725,375
Ally Financial, Inc., 5.75%, 11/20/25(3)	250,000	277,475
Ally Financial, Inc., 8.00%, 11/1/31	210,000	278,609
Navient Corp., 5.00%, 10/26/20	60,000	61,350
Navient Corp., 5.50%, 1/25/23	705,000	727,031
Navient Corp., MTN, 6.125%, 3/25/24	140,000	144,200
Springleaf Finance Corp., 6.125%, 3/15/24	750,000	808,125
Springleaf Finance Corp., 7.125%, 3/15/26	250,000	273,675
		3,295,840
Containers and Packaging — 3.9%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(4)	780,000	801,450
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	430,562
Ball Corp., 5.00%, 3/15/22	205,000	216,019
Ball Corp., 4.00%, 11/15/23	90,000	93,263
Ball Corp., 5.25%, 7/1/25	250,000	271,250
Berry Global, Inc., 5.50%, 5/15/22	100,000	101,500
Berry Global, Inc., 5.125%, 7/15/23	330,000	338,596
BWAY Holding Co., 5.50%, 4/15/24(1)	480,000	482,100
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	645,000	673,219
Mauser Packaging Solution, 7.25%, 4/15/25(1)(3)	100,000	96,750
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	259,752
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	109,159	109,569
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	398,287
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)(3)	785,000	813,178
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	464,200
		5,549,695
Diversified Financial Services — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	100,000	100,230
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	410,569

Voya Financial, Inc., VRN, 5.65%, 5/15/53	350,000	363,468
		874,267
Diversified Telecommunication Services — 5.6%
Altice France SA, 7.375%, 5/1/26(1)	615,000	631,912
CenturyLink, Inc., 5.625%, 4/1/20	655,000	664,825
CenturyLink, Inc., 5.80%, 3/15/22	360,000	377,100
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	173,063
Frontier Communications Corp., 10.50%, 9/15/22	235,000	160,388
Frontier Communications Corp., 7.125%, 1/15/23	555,000	334,387
Frontier Communications Corp., 6.875%, 1/15/25	450,000	254,250
Frontier Communications Corp., 11.00%, 9/15/25	55,000	34,375
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	495,000
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	176,969
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	560,000	576,800
Level 3 Financing, Inc., 5.375%, 8/15/22	345,000	346,294
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	191,475
Level 3 Financing, Inc., 5.25%, 3/15/26	850,000	881,875
Sprint Capital Corp., 6.875%, 11/15/28	280,000	290,500
Sprint Capital Corp., 8.75%, 3/15/32	280,000	324,800
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	781,875
Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	664,794
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	315,000	323,662
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	380,000	387,600
		8,071,944
Energy Equipment and Services — 1.7%
Ensco Rowan plc, 8.00%, 1/31/24	488,000	416,020
Ensco Rowan plc, 5.20%, 3/15/25(2)	145,000	107,119
Nabors Industries, Inc., 4.625%, 9/15/21	360,000	352,800
Noble Holding International Ltd., 7.75%, 1/15/24(2)	115,000	88,263
Precision Drilling Corp., 5.25%, 11/15/24	375,000	348,750
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	264,844
Transocean, Inc., 9.00%, 7/15/23(1)	870,000	929,812
		2,507,608
Entertainment — 2.2%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25(2)	140,000	130,207
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	168,094
Netflix, Inc., 5.875%, 11/15/28	500,000	554,810
Netflix, Inc., 5.375%, 11/15/29(1)	750,000	798,517
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	315,000	324,547
Viacom, Inc., VRN, 6.25%, 2/28/57(3)	200,000	207,304
Ziggo Bond Co. BV, 5.875%, 1/15/25(1)(2)	290,000	294,472
Ziggo BV, 5.50%, 1/15/27(1)	675,000	689,992
		3,167,943
Equity Real Estate Investment Trusts (REITs) — 2.0%
Equinix, Inc., 5.375%, 5/15/27	520,000	558,724
Iron Mountain, Inc., 5.75%, 8/15/24	395,000	399,993
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	498,125
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	513,594
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	280,000	281,050

SBA Communications Corp., 4.875%, 7/15/22	415,000	420,706
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	140,000	133,350
		2,805,542
Food and Staples Retailing — 0.6%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	595,000	619,544
Rite Aid Corp., 6.125%, 4/1/23(1)	335,000	283,912
		903,456
Food Products — 2.1%
B&G Foods, Inc., 5.25%, 4/1/25(2)	260,000	263,575
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	288,750
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	46,969
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	478,975
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	768,212
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	951,362
Post Holdings, Inc., 5.50%, 12/15/29(1)(3)	250,000	251,563
		3,049,406
Gas Utilities — 2.4%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	282,387
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	85,000	94,881
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	489,937
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	143,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	468,050
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	135,000	136,688
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	810,000	783,675
NuStar Logistics LP, 4.75%, 2/1/22	155,000	156,550
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	472,472
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	478,288
		3,506,428
Health Care Equipment and Supplies — 0.5%
Hologic, Inc., 4.375%, 10/15/25(1)	500,000	509,375
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)(2)	145,000	97,875
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	168,000
		775,250
Health Care Providers and Services — 5.8%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	100,875
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	296,162
Centene Corp., 4.75%, 1/15/25	700,000	724,297
CHS / Community Health Systems, Inc., 5.125%, 8/1/21(2)	270,000	264,938
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	180,000	122,400
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	575,000	555,594
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	63,963
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)(2)	315,000	257,790
DaVita, Inc., 5.125%, 7/15/24	532,000	533,490
DaVita, Inc., 5.00%, 5/1/25	595,000	589,645
Encompass Health Corp., 5.75%, 11/1/24	252,000	257,557
Envision Healthcare Corp., 8.75%, 10/15/26(1)(2)	300,000	209,250
HCA, Inc., 5.00%, 3/15/24	190,000	207,117
HCA, Inc., 5.375%, 2/1/25	695,000	751,903
HCA, Inc., 7.69%, 6/15/25	500,000	588,750

HCA, Inc., 4.50%, 2/15/27	480,000	512,673
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	389,062
Team Health Holdings, Inc., 6.375%, 2/1/25(1)(2)	230,000	177,100
Tenet Healthcare Corp., 8.125%, 4/1/22	470,000	495,262
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	785,850
Tenet Healthcare Corp., 5.125%, 5/1/25	500,000	503,750
		8,387,428
Hotels, Restaurants and Leisure — 6.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	500,000	505,150
Boyd Gaming Corp., 6.875%, 5/15/23	288,000	298,440
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	371,571
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	600,000	601,500
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	628,500
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	629,825
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	510,000	518,925
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	466,944
International Game Technology plc, 6.50%, 2/15/25(1)	585,000	642,447
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	460,000	473,662
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	262,810
MGM Resorts International, 6.00%, 3/15/23	350,000	380,187
MGM Resorts International, 4.625%, 9/1/26	280,000	282,800
Penn National Gaming, Inc., 5.625%, 1/15/27(1)(2)	680,000	673,200
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	260,000	264,550
Scientific Games International, Inc., 6.25%, 9/1/20	445,000	447,394
Scientific Games International, Inc., 10.00%, 12/1/22	158,000	166,295
Scientific Games International, Inc., 8.25%, 3/15/26(1)	200,000	210,498
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	100,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	626,356
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	202,000
		8,753,554
Household Durables — 3.2%
Beazer Homes USA, Inc., 7.25%, 2/1/23	15,000	14,775
Beazer Homes USA, Inc., 5.875%, 10/15/27	330,000	287,826
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	340,000	346,800
Lennar Corp., 4.50%, 4/30/24	695,000	732,356
Meritage Homes Corp., 7.00%, 4/1/22	110,000	119,213
Meritage Homes Corp., 5.125%, 6/6/27	730,000	742,775
PulteGroup, Inc., 5.50%, 3/1/26	465,000	503,944
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	363,875
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	715,000	741,812
Toll Brothers Finance Corp., 4.35%, 2/15/28	200,000	200,500
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	565,725
		4,619,601
Household Products — 0.5%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	370,475
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	339,219
		709,694
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp., 5.375%, 1/15/23	645,000	653,869

NRG Energy, Inc., 7.25%, 5/15/26	530,000	585,650
		1,239,519
Insurance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	314,654
Genworth Holdings, Inc., 7.625%, 9/24/21	315,000	310,275
		624,929
Interactive Media and Services — 0.4%
IAC/InterActiveCorp, 4.75%, 12/15/22	130,000	128,212
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)(2)	520,000	479,700
		607,912
IT Services — 0.5%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	311,460
First Data Corp., 5.75%, 1/15/24(1)	410,000	422,300
		733,760
Life Sciences Tools and Services — 0.4%
IQVIA, Inc., 4.875%, 5/15/23(1)	75,000	77,063
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	504,400
		581,463
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21(2)	525,000	523,005
Media — 9.8%
Altice Financing SA, 6.625%, 2/15/23(1)	430,000	441,825
Altice Financing SA, 7.50%, 5/15/26(1)	505,000	508,838
Altice Luxembourg SA, 7.625%, 2/15/25(1)	470,000	443,856
AMC Networks, Inc., 4.75%, 8/1/25	730,000	743,687
Cablevision Systems Corp., 5.875%, 9/15/22	705,000	748,181
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	625,000	647,656
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	925,100
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	534,498
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	500,000	511,850
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	205,000	209,613
CSC Holdings LLC, 6.75%, 11/15/21	565,000	605,963
CSC Holdings LLC, 5.375%, 7/15/23(1)	460,000	473,800
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	214,500
CSC Holdings LLC, 5.50%, 5/15/26(1)	245,000	257,544
CSC Holdings LLC, 5.50%, 4/15/27(1)	735,000	773,587
DISH DBS Corp., 5.125%, 5/1/20	200,000	201,498
DISH DBS Corp., 5.00%, 3/15/23	435,000	421,950
DISH DBS Corp., 5.875%, 11/15/24	630,000	598,500
Gray Television, Inc., 5.125%, 10/15/24(1)	475,000	485,094
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	473,200
Lamar Media Corp., 5.00%, 5/1/23	290,000	296,525
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	659,422
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)(3)	400,000	411,000
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	497,125
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	315,000	319,725
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	362,250
TEGNA, Inc., 5.125%, 7/15/20	80,000	80,300
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	427,450

Unitymedia GmbH, 6.125%, 1/15/25(1)	265,000	276,991
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	358,594
Videotron Ltd., 5.00%, 7/15/22	280,000	294,350
		14,204,472
Metals and Mining — 4.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	435,113
Allegheny Technologies, Inc., 5.95%, 1/15/21	715,000	738,237
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	830,000	827,925
Constellium NV, 6.625%, 3/1/25(1)	835,000	868,400
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)(2)	305,000	303,475
Freeport-McMoRan, Inc., 3.55%, 3/1/22	375,000	376,406
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	627,162
Novelis Corp., 5.875%, 9/30/26(1)	780,000	791,700
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	376,200
Teck Resources Ltd., 6.25%, 7/15/41	465,000	521,349
United States Steel Corp., 6.875%, 8/15/25(2)	100,000	94,500
		5,960,467
Multi-Utilities — 0.2%
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	328,575
Oil, Gas and Consumable Fuels — 8.5%
Antero Resources Corp., 5.375%, 11/1/21	200,000	198,250
Antero Resources Corp., 5.125%, 12/1/22	255,000	245,756
Antero Resources Corp., 5.625%, 6/1/23	155,000	150,350
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21(2)	235,000	235,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23(2)	235,000	227,656
Cheniere Energy Partners LP, 5.25%, 10/1/25	500,000	518,750
Cheniere Energy Partners LP, 5.625%, 10/1/26(1)	350,000	370,125
Chesapeake Energy Corp., 8.00%, 1/15/25(2)	605,000	561,137
CNX Resources Corp., 5.875%, 4/15/22	429,000	418,275
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	252,450
Denbury Resources, Inc., 4.625%, 7/15/23	220,000	112,750
Diamondback Energy, Inc., 4.75%, 11/1/24	385,000	396,550
EnLink Midstream Partners LP, 4.85%, 7/15/26	700,000	707,875
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	81,638
Gulfport Energy Corp., 6.375%, 5/15/25	410,000	319,288
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	241,800
Laredo Petroleum, Inc., 6.25%, 3/15/23(2)	285,000	266,561
MEG Energy Corp., 7.00%, 3/31/24(1)	135,000	128,925
MEG Energy Corp., 6.50%, 1/15/25(1)	355,000	358,106
Murphy Oil Corp., 4.20%, 12/1/22	360,000	364,950
Newfield Exploration Co., 5.75%, 1/30/22	180,000	192,830
Oasis Petroleum, Inc., 6.875%, 3/15/22	500,000	498,437
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	597,400
QEP Resources, Inc., 5.375%, 10/1/22	565,000	551,581
Range Resources Corp., 5.75%, 6/1/21	180,000	182,700
Range Resources Corp., 5.00%, 8/15/22	415,000	397,363
SM Energy Co., 5.00%, 1/15/24	365,000	336,713
Southwestern Energy Co., 6.20%, 1/23/25	555,000	510,600
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	186,850

Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	556,875
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	887,187
Whiting Petroleum Corp., 5.75%, 3/15/21	510,000	510,637
WPX Energy, Inc., 6.00%, 1/15/22	415,000	432,119
WPX Energy, Inc., 8.25%, 8/1/23	235,000	269,075
		12,266,559
Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23	280,000	286,300
Pharmaceuticals — 2.0%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	236,000	238,773
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	700,000	715,750
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	800,000	837,000
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	50,000	51,000
Horizon Pharma USA, Inc., 6.625%, 5/1/23	197,000	203,033
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	500,000	476,250
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	420,000	327,600
		2,849,406
Road and Rail — 0.3%
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	486,731
Semiconductors and Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.00%, 7/1/24	181,000	188,032
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	455,000	468,987
Sensata Technologies BV, 5.00%, 10/1/25(1)(3)	338,000	354,055
		1,011,074
Software — 0.7%
Infor US, Inc., 6.50%, 5/15/22	513,000	523,952
Symantec Corp., 4.20%, 9/15/20	500,000	507,887
		1,031,839
Specialty Retail — 2.5%
Herc Rentals, Inc., 7.50%, 6/1/22(1)	245,000	254,457
Hertz Corp. (The), 5.875%, 10/15/20	125,000	125,219
Hertz Corp. (The), 7.375%, 1/15/21	230,000	230,403
Hertz Corp. (The), 6.25%, 10/15/22(2)	235,000	238,525
L Brands, Inc., 5.625%, 2/15/22	525,000	550,651
Party City Holdings, Inc., 6.125%, 8/15/23(1)(2)	180,000	181,800
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	175,500
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	282,275
Sonic Automotive, Inc., 5.00%, 5/15/23	235,000	238,231
United Rentals North America, Inc., 5.50%, 7/15/25	170,000	177,438
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	585,525
United Rentals North America, Inc., 4.875%, 1/15/28(3)	500,000	511,250
		3,551,274
Technology Hardware, Storage and Peripherals — 2.0%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	265,000	269,490
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	353,669
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	250,000	260,890
EMC Corp., 2.65%, 6/1/20	500,000	497,321
NCR Corp., 5.00%, 7/15/22	380,000	385,115
Western Digital Corp., 4.75%, 2/15/26(2)	340,000	334,407

Xerox Corp., 4.50%, 5/15/21	700,000	718,151
		2,819,043
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	495,520
Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	370,000	367,688
Wireless Telecommunication Services — 2.5%
Sprint Corp., 7.25%, 9/15/21	585,000	623,025
Sprint Corp., 7.875%, 9/15/23	380,000	414,200
Sprint Corp., 7.125%, 6/15/24	550,000	584,540
Sprint Corp., 7.625%, 2/15/25	280,000	298,550
T-Mobile USA, Inc., 6.00%, 3/1/23	350,000	358,750
T-Mobile USA, Inc., 6.375%, 3/1/25	355,000	369,555
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	482,184
T-Mobile USA, Inc., 4.75%, 2/1/28	500,000	517,025
		3,647,829
TOTAL CORPORATE BONDS (Cost $123,254,189)		125,245,804
BANK LOAN OBLIGATIONS(5) — 1.2%
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2017 Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 1/31/25	280,916	274,909
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	300,000	300,187
		575,096
Health Care Providers and Services — 0.6%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.90%, (1-month LIBOR plus 2.50%), 2/16/23	497,454	495,902
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	374,053	374,668
		870,570
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.41%, (1-month LIBOR plus 3.00%), 6/2/25	243,601	243,779
TOTAL BANK LOAN OBLIGATIONS (Cost $1,697,353)		1,689,445
EXCHANGE-TRADED FUNDS — 0.5%
iShares iBoxx High Yield Corporate Bond ETF(2) (Cost $716,357)	8,200	714,876
ASSET-BACKED SECURITIES — 0.3%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	214,071	227,632
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	208,735	217,655
TOTAL ASSET-BACKED SECURITIES (Cost $425,072)		445,287
TEMPORARY CASH INVESTMENTS — 11.2%
Bennington Stark Capital Co. LLC, 2.45%, 7/1/19 (LOC: Societe Generale SA)(1)(6)	7,000,000	6,998,585
Credit Agricole, 2.40%, 7/1/19(1)(6)	2,200,000	2,199,572
Federal Home Loan Bank Discount Notes, 2.14%, 7/1/19(6)	7,000,000	7,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $4), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $4)		4
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,597	7,597
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,207,601)		16,205,758
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(7) — 5.0%

State Street Navigator Securities Lending Government Money Market Portfolio (Cost $7,288,040)	7,288,040	7,288,040
TOTAL INVESTMENT SECURITIES — 105.0% (Cost $149,588,612)		151,589,210
OTHER ASSETS AND LIABILITIES(8) — (5.0)%		(7,240,341)
TOTAL NET ASSETS — 100.0%		$144,348,869

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$1,000,000	$72,015	$4,532	$76,547

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $60,554,810, which represented 42.0% of total net assets.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,325,922. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	The security's rate was paid in cash at the last payment date.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(6)	The rate indicated is the yield to maturity at purchase.

(7)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $7,594,715, which includes securities collateral of $306,675.

(8)	Amount relates primarily to payable for collateral received for securities on loan.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	125,245,804	—
Bank Loan Obligations	—	1,689,445	—
Exchange-Traded Funds	714,876	—	—
Asset-Backed Securities	—	445,287	—
Temporary Cash Investments	7,597	16,198,161	—
Temporary Cash Investments - Securities Lending Collateral	7,288,040	—	—
	8,010,513	143,578,697	—
Other Financial Instruments
Swap Agreements	—	76,547	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
June 30, 2019

NT Diversified Bond - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 29.4%
Aerospace and Defense — 0.1%
United Technologies Corp., 6.05%, 6/1/36	730,000	936,489
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,802,447
		2,738,936
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	5,110,000	5,107,423
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,182,687
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,280,000	4,513,259
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,187,321
General Motors Co., 4.20%, 10/1/27	1,500,000	1,511,825
General Motors Co., 5.15%, 4/1/38	1,500,000	1,483,564
General Motors Financial Co., Inc., 3.15%, 1/15/20	3,050,000	3,056,319
General Motors Financial Co., Inc., 3.20%, 7/6/21	3,110,000	3,137,480
General Motors Financial Co., Inc., 5.25%, 3/1/26	3,080,000	3,306,442
		24,486,320
Banks — 6.5%
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,667,759
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,440,601
Bank of America Corp., MTN, 4.20%, 8/26/24	4,320,000	4,595,944
Bank of America Corp., MTN, 4.00%, 1/22/25	5,140,000	5,407,160
Bank of America Corp., MTN, 5.00%, 1/21/44	830,000	1,013,946
Bank of America Corp., MTN, VRN, 2.37%, 7/21/21	3,070,000	3,066,732
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	4,310,000	4,304,837
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	3,020,000	3,198,199
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29	2,780,000	2,974,182
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	1,230,000	1,397,293
Bank of America Corp., VRN, 3.00%, 12/20/23	3,664,000	3,731,801
Bank of America N.A., 6.00%, 10/15/36	650,000	858,529
Barclays Bank plc, 5.14%, 10/14/20	2,290,000	2,353,774
Barclays plc, 4.375%, 1/12/26	1,500,000	1,555,613
BNP Paribas SA, 4.375%, 9/28/25(1)	1,550,000	1,629,351
BPCE SA, 3.00%, 5/22/22(1)	2,060,000	2,080,406
BPCE SA, 5.15%, 7/21/24(1)	1,870,000	2,023,312
Citibank N.A., 3.65%, 1/23/24	2,600,000	2,733,557
Citigroup, Inc., 2.90%, 12/8/21	4,000,000	4,041,664
Citigroup, Inc., 2.75%, 4/25/22	4,320,000	4,363,134
Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,460,846
Citigroup, Inc., 3.20%, 10/21/26	1,200,000	1,225,482
Citigroup, Inc., 4.45%, 9/29/27	9,270,000	9,998,143
Citigroup, Inc., VRN, 3.52%, 10/27/28	4,050,000	4,180,911
Cooperatieve Rabobank UA, 3.95%, 11/9/22	3,180,000	3,299,609
Discover Bank, 3.35%, 2/6/23	1,850,000	1,893,870
Discover Bank, 3.45%, 7/27/26	3,730,000	3,796,497
Fifth Third BanCorp., 4.30%, 1/16/24	750,000	801,100

Fifth Third Bank, 2.875%, 10/1/21	1,830,000	1,852,684
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	528,448
HSBC Holdings plc, 2.95%, 5/25/21	4,917,000	4,961,627
HSBC Holdings plc, 4.30%, 3/8/26	3,420,000	3,674,978
HSBC Holdings plc, 4.375%, 11/23/26	3,100,000	3,278,845
HSBC Holdings plc, VRN, 3.26%, 3/13/23	1,520,000	1,547,056
Huntington Bancshares, Inc., 2.30%, 1/14/22	2,380,000	2,378,747
JPMorgan Chase & Co., 2.25%, 1/23/20	4,860,000	4,858,800
JPMorgan Chase & Co., 2.55%, 3/1/21	2,850,000	2,856,438
JPMorgan Chase & Co., 4.625%, 5/10/21	4,680,000	4,872,463
JPMorgan Chase & Co., 3.25%, 9/23/22	3,880,000	3,986,074
JPMorgan Chase & Co., 3.875%, 9/10/24	1,370,000	1,440,580
JPMorgan Chase & Co., 3.125%, 1/23/25	2,750,000	2,825,914
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	1,600,000	1,666,070
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	1,300,000	1,371,249
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	1,400,000	1,468,455
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	2,050,000	2,174,190
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	1,800,000	1,889,518
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	1,820,000	1,860,900
Regions Financial Corp., 2.75%, 8/14/22	2,370,000	2,387,141
Regions Financial Corp., 3.80%, 8/14/23	1,830,000	1,915,137
Royal Bank of Canada, 2.15%, 10/26/20	2,590,000	2,588,754
Synchrony Bank, 3.00%, 6/15/22	1,400,000	1,410,469
U.S. Bancorp, MTN, 3.60%, 9/11/24	1,910,000	2,006,083
Wells Fargo & Co., 3.07%, 1/24/23	1,860,000	1,889,194
Wells Fargo & Co., 4.125%, 8/15/23	760,000	802,854
Wells Fargo & Co., 3.00%, 4/22/26	1,000,000	1,012,078
Wells Fargo & Co., 5.61%, 1/15/44	366,000	458,094
Wells Fargo & Co., MTN, 2.60%, 7/22/20	6,920,000	6,943,815
Wells Fargo & Co., MTN, 3.75%, 1/24/24	1,920,000	2,019,151
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,700,000	2,862,826
Wells Fargo & Co., MTN, 4.65%, 11/4/44	1,555,000	1,732,033
Wells Fargo & Co., MTN, 4.75%, 12/7/46	640,000	729,343
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	1,100,000	1,149,909
		164,494,169
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	3,860,000	4,296,815
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	5,090,000	5,770,390
		10,067,205
Biotechnology — 1.5%
AbbVie, Inc., 2.50%, 5/14/20	3,630,000	3,629,879
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,262,607
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	3,219,470
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,774,384
AbbVie, Inc., 4.70%, 5/14/45	800,000	818,361
Amgen, Inc., 2.65%, 5/11/22	4,880,000	4,916,656
Amgen, Inc., 4.66%, 6/15/51	1,733,000	1,898,972
Celgene Corp., 3.25%, 8/15/22	2,490,000	2,559,903
Celgene Corp., 3.625%, 5/15/24	850,000	892,596

Celgene Corp., 3.875%, 8/15/25	3,650,000	3,912,962
Gilead Sciences, Inc., 1.85%, 9/20/19	2,020,000	2,017,635
Gilead Sciences, Inc., 4.40%, 12/1/21	1,490,000	1,558,052
Gilead Sciences, Inc., 3.65%, 3/1/26	5,530,000	5,853,788
Gilead Sciences, Inc., 4.15%, 3/1/47	1,000,000	1,050,541
		37,365,806
Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	5,480,000	5,480,200
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	2,540,000	2,628,198
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,500,000	6,664,589
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	1,450,000	1,461,914
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25	2,000,000	2,047,208
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	1,860,000	1,938,578
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	1,480,000	1,419,329
Morgan Stanley, 2.75%, 5/19/22	800,000	808,616
Morgan Stanley, 5.00%, 11/24/25	3,370,000	3,731,514
Morgan Stanley, MTN, 5.625%, 9/23/19	8,010,000	8,066,012
Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,585,533
Morgan Stanley, MTN, 4.00%, 7/23/25	6,830,000	7,317,321
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	2,550,000	2,688,782
Morgan Stanley, VRN, 3.97%, 7/22/38	920,000	964,460
		47,802,254
Chemicals — 0.1%
Westlake Chemical Corp., 4.375%, 11/15/47	1,885,000	1,777,412
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,971,268
Waste Connections, Inc., 3.50%, 5/1/29	2,130,000	2,218,123
Waste Management, Inc., 4.15%, 7/15/49	1,630,000	1,792,467
		5,981,858
Consumer Finance — 0.8%
Ally Financial, Inc., 3.875%, 5/21/24	1,780,000	1,828,950
American Express Credit Corp., MTN, 2.20%, 3/3/20	4,500,000	4,496,110
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,612,209
Capital One Financial Corp., 3.80%, 1/31/28	3,550,000	3,670,542
Mastercard, Inc., 3.65%, 6/1/49	1,265,000	1,343,013
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,207,537
PNC Bank N.A., MTN, 2.30%, 6/1/20	4,640,000	4,642,978
Synchrony Financial, 3.00%, 8/15/19	273,000	273,046
		19,074,385
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	700,621
CommonSpirit Health, 2.95%, 11/1/22	860,000	868,393
George Washington University (The), 3.55%, 9/15/46	960,000	969,297
		2,538,311
Diversified Financial Services — 0.7%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	4,550,000	4,586,116
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,550,000	2,590,111
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,300,000	1,294,001
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	4,800,000	4,921,961

UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	950,000	1,014,113
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,343,790
		16,750,092
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 3.875%, 8/15/21	2,780,000	2,864,071
AT&T, Inc., 3.40%, 5/15/25	4,780,000	4,915,209
AT&T, Inc., 2.95%, 7/15/26	2,650,000	2,634,559
AT&T, Inc., 3.80%, 2/15/27	1,200,000	1,248,707
AT&T, Inc., 4.10%, 2/15/28	1,300,000	1,378,399
AT&T, Inc., 5.25%, 3/1/37	1,100,000	1,235,308
AT&T, Inc., 4.85%, 3/1/39	1,200,000	1,289,455
AT&T, Inc., 5.15%, 11/15/46	2,971,000	3,286,616
Orange SA, 4.125%, 9/14/21	722,000	750,781
Telefonica Emisiones SA, 5.46%, 2/16/21	1,590,000	1,665,690
Verizon Communications, Inc., 3.38%, 2/15/25	1,920,000	2,004,909
Verizon Communications, Inc., 2.625%, 8/15/26	2,250,000	2,236,414
Verizon Communications, Inc., 4.75%, 11/1/41	1,490,000	1,674,358
Verizon Communications, Inc., 5.01%, 8/21/54	2,170,000	2,597,906
		29,782,382
Electric Utilities — 0.7%
AEP Transmission Co. LLC, 3.75%, 12/1/47	970,000	996,667
American Electric Power Co., Inc., 3.20%, 11/13/27	1,050,000	1,071,878
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,277,906
Duke Energy Corp., 2.65%, 9/1/26	1,540,000	1,522,500
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	633,896
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,471,372
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,039,327
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	541,360
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	523,362
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,316,044
Exelon Corp., 4.45%, 4/15/46	1,400,000	1,490,419
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,324,072
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	400,000	402,500
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	1,520,000	1,506,700
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	953,717
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,156,657
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	1,031,192
		18,259,569
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	2,260,000	2,370,501
Halliburton Co., 4.85%, 11/15/35	1,090,000	1,163,234
		3,533,735
Entertainment — 0.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,776,707
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,273,899
Viacom, Inc., 4.25%, 9/1/23	1,840,000	1,947,024
Viacom, Inc., 4.375%, 3/15/43	1,500,000	1,468,895
Walt Disney Co. (The), 6.90%, 8/15/39(1)	1,370,000	2,019,978

Walt Disney Co. (The), 4.75%, 9/15/44(1)	720,000	879,444
		9,365,947
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26	833,000	847,771
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	625,000	646,257
Boston Properties LP, 3.65%, 2/1/26	2,410,000	2,508,225
Crown Castle International Corp., 5.25%, 1/15/23	2,474,000	2,694,644
Essex Portfolio LP, 3.625%, 8/15/22	710,000	731,389
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,243,155
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,140,000	1,260,521
Hospitality Properties Trust, 4.65%, 3/15/24	1,480,000	1,523,260
Kilroy Realty LP, 3.80%, 1/15/23	1,670,000	1,725,864
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	2,080,751
Public Storage, 3.39%, 5/1/29	1,710,000	1,787,183
Ventas Realty LP, 4.125%, 1/15/26	720,000	762,176
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,370,766
		20,181,962
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,643,042
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,249,456
Walmart, Inc., 4.05%, 6/29/48	1,220,000	1,399,161
		5,291,659
Gas Utilities — 1.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	1,900,000	2,010,869
Enterprise Products Operating LLC, 5.20%, 9/1/20	4,180,000	4,324,908
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,550,000	3,930,616
Enterprise Products Operating LLC, 4.20%, 1/31/50(2)	700,000	722,130
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	2,240,000	2,294,418
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	5,920,000	6,631,528
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	3,019,899
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	2,650,000	2,731,311
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	570,000	572,850
		26,238,529
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	3,360,000	3,524,983
Medtronic, Inc., 3.50%, 3/15/25	3,615,000	3,834,640
Medtronic, Inc., 4.375%, 3/15/35	1,580,000	1,820,643
		9,180,266
Health Care Providers and Services — 1.1%
Anthem, Inc., 3.65%, 12/1/27	1,400,000	1,455,594
Anthem, Inc., 4.65%, 1/15/43	960,000	1,048,077
CVS Health Corp., 3.50%, 7/20/22	2,820,000	2,898,110
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,349,902
CVS Health Corp., 4.30%, 3/25/28	3,250,000	3,428,196
CVS Health Corp., 4.78%, 3/25/38	1,510,000	1,576,334
Duke University Health System, Inc., 3.92%, 6/1/47	2,150,000	2,353,242
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,004,078
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	950,258
Northwell Healthcare, Inc., 4.26%, 11/1/47	1,090,000	1,164,217

Stanford Health Care, 3.80%, 11/15/48	885,000	948,013
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,501,918
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,979,922
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	2,823,231
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,725,485
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,850,000	1,870,812
		28,077,389
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.375%, 5/26/25	2,070,000	2,166,428
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,221,752
		3,388,180
Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	1,260,000	1,260,604
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	712,494
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,934,050
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	728,798
Toll Brothers Finance Corp., 4.35%, 2/15/28	1,940,000	1,944,850
		6,580,796
Insurance — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,880,735
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,418,931
American International Group, Inc., 4.50%, 7/16/44	1,400,000	1,480,450
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,410,000	1,449,590
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	2,000,000	2,237,767
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,770,000	1,849,412
Chubb INA Holdings, Inc., 3.35%, 5/3/26	155,000	162,556
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,728,347
Markel Corp., 4.90%, 7/1/22	1,400,000	1,493,813
Markel Corp., 3.50%, 11/1/27	1,200,000	1,197,910
MetLife, Inc., 4.125%, 8/13/42	450,000	487,330
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	1,790,000	1,826,575
Prudential Financial, Inc., 3.94%, 12/7/49	3,289,000	3,453,533
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	217,048
WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,163,554
		27,047,551
Interactive Media and Services — 0.1%
Tencent Holdings Ltd., 3.98%, 4/11/29(1)	2,840,000	2,969,590
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,000,000	2,000,989
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,651,591
eBay, Inc., 2.15%, 6/5/20	1,390,000	1,386,722
		7,039,302
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,826,441
Fidelity National Information Services, Inc., 3.75%, 5/21/29	830,000	882,016
		4,708,457
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	1,011,676

Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	1,720,000	1,732,953
		2,744,629
Media — 1.0%
CBS Corp., 4.85%, 7/1/42	360,000	379,271
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	5,940,000	6,450,273
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	3,910,000	4,609,306
Comcast Corp., 6.40%, 5/15/38	790,000	1,068,208
Comcast Corp., 4.60%, 10/15/38	4,430,000	5,076,452
Comcast Corp., 4.75%, 3/1/44	3,650,000	4,258,240
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,300,000	1,342,180
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,927,200
		25,111,130
Metals and Mining — 0.1%
Steel Dynamics, Inc., 4.125%, 9/15/25	2,590,000	2,590,000
Multi-Utilities — 1.0%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,635,783
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,460,000	1,487,215
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,030,000	2,194,663
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	913,042
Dominion Energy, Inc., 2.75%, 9/15/22	540,000	544,510
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,494,760
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,308,867
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	457,114
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	1,250,000	1,367,483
Florida Power & Light Co., 4.125%, 2/1/42	930,000	1,030,729
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,391,660
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	2,210,000	2,308,170
NiSource, Inc., 5.65%, 2/1/45	1,310,000	1,591,711
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,060,408
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,229,589
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,700,798
Sempra Energy, 3.80%, 2/1/38	800,000	776,723
Sempra Energy, 4.00%, 2/1/48	1,000,000	980,208
Southwestern Public Service Co., 3.70%, 8/15/47	930,000	939,428
		26,412,861
Oil, Gas and Consumable Fuels — 2.9%
Antero Resources Corp., 5.00%, 3/1/25	1,340,000	1,242,850
Apache Corp., 4.75%, 4/15/43	490,000	478,332
BP Capital Markets America, Inc., 4.50%, 10/1/20	360,000	369,716
Cimarex Energy Co., 4.375%, 6/1/24	2,600,000	2,758,817
CNOOC Finance Ltd., 4.25%, 1/26/21	5,000,000	5,135,159
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,094,878
Concho Resources, Inc., 4.375%, 1/15/25	2,310,000	2,401,490
Continental Resources, Inc., 4.375%, 1/15/28	3,920,000	4,133,731
Ecopetrol SA, 5.875%, 5/28/45	690,000	765,658
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,681,598
Encana Corp., 6.50%, 2/1/38	2,280,000	2,767,585
Energy Transfer Operating LP, 4.15%, 10/1/20	1,220,000	1,241,126
Energy Transfer Operating LP, 7.50%, 10/15/20	1,090,000	1,156,400

Energy Transfer Operating LP, 4.25%, 3/15/23	2,400,000	2,506,543
Energy Transfer Operating LP, 5.25%, 4/15/29	2,500,000	2,798,076
Energy Transfer Operating LP, 4.90%, 3/15/35	1,600,000	1,612,058
Energy Transfer Operating LP, 6.50%, 2/1/42	420,000	496,889
Energy Transfer Operating LP, 6.00%, 6/15/48	1,560,000	1,781,372
EnLink Midstream LLC, 5.375%, 6/1/29	1,755,000	1,803,262
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,482,320
Hess Corp., 6.00%, 1/15/40	970,000	1,063,417
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	981,759
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	3,361,501
Marathon Oil Corp., 3.85%, 6/1/25	1,790,000	1,856,301
MPLX LP, 4.875%, 6/1/25	3,280,000	3,565,616
MPLX LP, 4.50%, 4/15/38	1,080,000	1,091,244
MPLX LP, 5.20%, 3/1/47	1,270,000	1,378,240
Newfield Exploration Co., 5.75%, 1/30/22	2,130,000	2,281,817
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,146,502
Petroleos Mexicanos, 6.00%, 3/5/20	306,000	310,207
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	869,130
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	123,682
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,764,000
Petroleos Mexicanos, 6.50%, 3/13/27	1,500,000	1,483,050
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	46,437
Petronas Capital Ltd., 5.25%, 8/12/19	3,200,000	3,210,720
Phillips 66, 4.30%, 4/1/22	1,981,000	2,086,544
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,809,198
Shell International Finance BV, 3.625%, 8/21/42	980,000	1,011,740
Sinopec Group Overseas Development Ltd., 1.75%, 9/29/19	1,300,000	1,298,199
Williams Cos., Inc. (The), 4.125%, 11/15/20	2,550,000	2,596,511
Williams Cos., Inc. (The), 4.55%, 6/24/24	2,090,000	2,252,158
		74,295,833
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,100,000	2,184,296
Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/1/22	2,210,000	2,246,817
Allergan Funding SCS, 3.85%, 6/15/24	2,557,000	2,654,846
Bristol-Myers Squibb Co., 4.25%, 10/26/49(1)	930,000	1,025,159
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	3,910,000	3,903,225
		9,830,047
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,287,926
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	750,000	856,758
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	2,880,000	3,219,662
CSX Corp., 3.40%, 8/1/24	1,400,000	1,465,473
CSX Corp., 3.25%, 6/1/27	2,830,000	2,922,822
Union Pacific Corp., 3.60%, 9/15/37	860,000	874,532
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,354,322
Union Pacific Corp., 4.05%, 11/15/45	730,000	762,289
		12,743,784

Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,950,000	2,009,943
Software — 0.6%
Fiserv, Inc., 3.50%, 7/1/29	1,235,000	1,269,057
Microsoft Corp., 2.70%, 2/12/25	5,000,000	5,134,363
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,329,398
Microsoft Corp., 4.25%, 2/6/47	2,000,000	2,374,004
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,652,517
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,098,950
Oracle Corp., 2.65%, 7/15/26	1,600,000	1,608,402
		16,466,691
Specialty Retail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	2,500,000	2,543,750
Home Depot, Inc. (The), 3.75%, 2/15/24	1,500,000	1,601,621
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,698,494
Home Depot, Inc. (The), 5.95%, 4/1/41	1,860,000	2,523,021
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,208,288
United Rentals North America, Inc., 4.625%, 7/15/23	880,000	901,560
		10,476,734
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.75%, 1/13/25	1,330,000	1,359,903
Apple, Inc., 2.50%, 2/9/25	4,970,000	5,022,063
Apple, Inc., 2.45%, 8/4/26	1,900,000	1,897,601
Apple, Inc., 2.90%, 9/12/27	4,010,000	4,105,144
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	6,560,000	7,239,909
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	2,010,000	2,097,557
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,935,177
		23,657,354
Trading Companies and Distributors†
International Lease Finance Corp., 5.875%, 8/15/22	860,000	936,840
Wireless Telecommunication Services†
America Movil SAB de CV, 3.125%, 7/16/22	1,065,000	1,089,811
TOTAL CORPORATE BONDS (Cost $717,316,731)		745,272,015
U.S. TREASURY SECURITIES — 27.2%
U.S. Treasury Bills, 2.42%, 2/27/20(3)	10,000,000	9,870,529
U.S. Treasury Bills, 2.03%, 6/18/20(3)	14,000,000	13,745,350
U.S. Treasury Bonds, 3.50%, 2/15/39(4)	28,000,000	33,238,515
U.S. Treasury Bonds, 4.375%, 11/15/39	700,000	930,125
U.S. Treasury Bonds, 3.125%, 11/15/41	29,500,000	32,994,482
U.S. Treasury Bonds, 3.00%, 5/15/42	28,500,000	31,185,791
U.S. Treasury Bonds, 2.875%, 5/15/43	16,000,000	17,101,250
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	1,000,000	1,114,805
U.S. Treasury Bonds, 2.50%, 2/15/45	30,400,000	30,256,313
U.S. Treasury Bonds, 3.00%, 5/15/45	5,000,000	5,462,500
U.S. Treasury Bonds, 3.00%, 11/15/45	10,000,000	10,933,008
U.S. Treasury Bonds, 3.375%, 11/15/48	38,750,000	45,557,739
U.S. Treasury Notes, 2.75%, 9/15/21	51,000,000	52,125,586
U.S. Treasury Notes, 2.625%, 12/15/21	57,000,000	58,240,195
U.S. Treasury Notes, 1.875%, 1/31/22	45,000,000	45,151,172

U.S. Treasury Notes, 2.375%, 3/15/22	46,000,000	46,809,492
U.S. Treasury Notes, 1.75%, 6/15/22	30,000,000	30,034,570
U.S. Treasury Notes, 1.875%, 9/30/22	60,000,000	60,284,765
U.S. Treasury Notes, 2.00%, 11/30/22	15,000,000	15,132,715
U.S. Treasury Notes, 2.375%, 2/29/24	14,000,000	14,389,375
U.S. Treasury Notes, 2.125%, 11/30/24	9,000,000	9,151,348
U.S. Treasury Notes, 2.625%, 12/31/25	20,000,000	20,937,109
U.S. Treasury Notes, 3.125%, 11/15/28	82,200,000	90,124,594
U.S. Treasury Notes, 2.375%, 5/15/29	13,400,000	13,841,520
TOTAL U.S. TREASURY SECURITIES (Cost $658,127,139)		688,612,848
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.7%
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	599,510	633,113
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.87%), 7/1/36	1,307,377	1,378,072
FHLMC, VRN, 4.46%, (1-year H15T1Y plus 2.14%), 10/1/36	1,301,389	1,370,684
FHLMC, VRN, 4.79%, (1-year H15T1Y plus 2.25%), 4/1/37	958,379	1,011,498
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.79%), 2/1/38	398,753	420,435
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	229,241	242,341
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	105,285	110,207
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 9/1/40	198,873	207,559
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.78%), 2/1/41	164,008	170,237
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	57,856	60,829
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	465,282	480,652
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	856,933	896,874
FHLMC, VRN, 2.08%, (12-month LIBOR plus 1.65%), 12/1/42	1,451,477	1,499,704
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43	250,555	259,981
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	154,695	160,029
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.65%), 6/1/43	203,089	210,416
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	3,698	3,823
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	2,246,481	2,280,131
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	1,229,152	1,257,686
FHLMC, VRN, 2.56%, (12-month LIBOR plus 1.59%), 10/1/44	2,670,873	2,732,351
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	1,773,492	1,788,612
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	6,747,788	6,778,052
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	6,188,032	6,332,356
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	1,177,589	1,220,250
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	2,037,002	2,113,199
FNMA, VRN, 4.26%, (6-month LIBOR plus 1.57%), 6/1/35	682,342	708,201
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	173,374	179,795
FNMA, VRN, 4.35%, (6-month LIBOR plus 1.54%), 9/1/35	1,832,554	1,898,902
FNMA, VRN, 4.56%, (1-year H15T1Y plus 2.16%), 3/1/38	1,107,757	1,165,874
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	66,534	70,528
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	311,998	325,373
FNMA, VRN, 3.91%, (12-month LIBOR plus 1.77%), 10/1/40	460,945	479,672
FNMA, VRN, 4.50%, (12-month LIBOR plus 1.75%), 8/1/41	165,937	173,032
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	199,621	205,606
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.72%), 4/1/42	657,055	666,844
FNMA, VRN, 4.57%, (12-month LIBOR plus 1.55%), 3/1/43	1,213,965	1,256,969
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	697,501	709,818

FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	3,549,281	3,590,609
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	5,150,718	5,261,943
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	2,121,646	2,167,419
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47	4,272,922	4,371,865
FNMA, VRN, 2.96%, (12-month LIBOR plus 1.62%), 5/1/47	2,497,208	2,547,314
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	5,163,081	5,302,711
FNMA, VRN, 2.90%, (12-month LIBOR plus 1.61%), 10/1/47	3,116,537	3,164,582
		67,866,148
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.4%
FHLMC, 7.00%, 9/1/27	171	193
FHLMC, 6.50%, 1/1/28	272	302
FHLMC, 7.00%, 2/1/28	46	50
FHLMC, 6.50%, 3/1/29	1,669	1,870
FHLMC, 6.50%, 6/1/29	1,849	2,054
FHLMC, 7.00%, 8/1/29	186	203
FHLMC, 6.50%, 5/1/31	1,464	1,626
FHLMC, 6.50%, 6/1/31	71	78
FHLMC, 6.50%, 6/1/31	172	191
FHLMC, 5.50%, 12/1/33	21,867	24,116
FHLMC, 6.00%, 2/1/38	168,149	190,927
FHLMC, 5.50%, 4/1/38	91,600	100,880
FHLMC, 6.00%, 5/1/38	148,963	168,892
FHLMC, 6.00%, 8/1/38	27,841	31,555
FHLMC, 5.50%, 9/1/38	760,795	844,810
FHLMC, 3.00%, 2/1/43	10,132,476	10,311,915
FHLMC, 4.50%, 5/1/47	14,355,513	15,130,360
FHLMC, 3.50%, 12/1/47	3,884,383	4,002,448
FHLMC, 4.00%, 9/1/48	22,663,443	23,508,631
FHLMC, 4.00%, 10/1/48	3,797,664	3,940,758
FHLMC, 3.50%, 4/1/49	23,829,016	24,418,271
FNMA, 4.00%, TBA	26,585,000	27,472,378
FNMA, 4.50%, TBA	38,750,000	40,494,507
FNMA, 6.50%, 1/1/26	1,305	1,449
FNMA, 7.00%, 12/1/27	313	339
FNMA, 7.50%, 4/1/28	1,903	2,084
FNMA, 7.00%, 5/1/28	1,788	1,834
FNMA, 7.00%, 6/1/28	31	31
FNMA, 6.50%, 1/1/29	272	309
FNMA, 6.50%, 4/1/29	1,207	1,339
FNMA, 7.00%, 7/1/29	169	169
FNMA, 7.50%, 7/1/29	1,792	1,938
FNMA, 7.50%, 9/1/30	578	688
FNMA, 5.00%, 7/1/31	1,631,227	1,724,624
FNMA, 7.00%, 9/1/31	3,437	3,758
FNMA, 6.50%, 1/1/32	919	1,020
FNMA, 6.50%, 8/1/32	4,154	4,797
FNMA, 5.50%, 6/1/33	12,443	13,722
FNMA, 5.50%, 7/1/33	71,330	78,542
FNMA, 5.50%, 8/1/33	25,995	28,794

FNMA, 5.50%, 9/1/33	39,241	43,575
FNMA, 5.00%, 11/1/33	156,549	170,057
FNMA, 6.00%, 12/1/33	543,903	616,412
FNMA, 5.50%, 1/1/34	35,120	38,318
FNMA, 3.50%, 3/1/34	2,364,888	2,455,634
FNMA, 5.50%, 12/1/34	42,976	47,441
FNMA, 4.50%, 1/1/35	162,814	173,692
FNMA, 5.00%, 8/1/35	60,554	66,137
FNMA, 5.00%, 2/1/36	486,923	532,585
FNMA, 5.50%, 7/1/36	25,528	28,189
FNMA, 5.50%, 2/1/37	12,141	13,481
FNMA, 6.00%, 4/1/37	117,750	133,327
FNMA, 6.00%, 7/1/37	299,494	339,047
FNMA, 6.00%, 8/1/37	218,898	247,949
FNMA, 6.50%, 8/1/37	12,035	13,305
FNMA, 6.00%, 9/1/37	213,632	241,914
FNMA, 6.00%, 11/1/37	71,457	80,922
FNMA, 5.50%, 2/1/38	519,500	576,115
FNMA, 5.50%, 2/1/38	91,858	101,767
FNMA, 5.50%, 6/1/38	191,872	208,773
FNMA, 5.00%, 1/1/39	134,422	145,651
FNMA, 4.50%, 2/1/39	414,448	444,887
FNMA, 5.50%, 3/1/39	414,048	453,140
FNMA, 4.50%, 4/1/39	306,390	330,454
FNMA, 4.50%, 5/1/39	778,147	838,955
FNMA, 6.50%, 5/1/39	107,286	126,105
FNMA, 4.50%, 6/1/39	415,630	446,340
FNMA, 5.00%, 8/1/39	432,768	470,456
FNMA, 4.50%, 9/1/39	1,488,122	1,606,367
FNMA, 4.50%, 10/1/39	1,351,074	1,458,691
FNMA, 5.00%, 4/1/40	2,279,440	2,477,827
FNMA, 5.00%, 4/1/40	1,193,134	1,296,595
FNMA, 5.00%, 6/1/40	1,850,367	2,011,401
FNMA, 4.00%, 10/1/40	1,422,555	1,506,579
FNMA, 4.50%, 11/1/40	1,220,602	1,311,428
FNMA, 4.00%, 8/1/41	2,588,590	2,737,793
FNMA, 4.50%, 9/1/41	1,180,813	1,268,718
FNMA, 3.50%, 10/1/41	2,087,263	2,166,973
FNMA, 3.50%, 12/1/41	7,502,927	7,789,437
FNMA, 4.00%, 12/1/41	3,767,000	3,973,771
FNMA, 5.00%, 1/1/42	4,178,789	4,538,868
FNMA, 3.50%, 2/1/42	3,852,542	3,999,360
FNMA, 3.50%, 5/1/42	1,627,032	1,689,167
FNMA, 3.50%, 6/1/42	1,644,012	1,706,692
FNMA, 3.50%, 8/1/42	8,094,865	8,404,046
FNMA, 3.50%, 9/1/42	2,547,275	2,644,568
FNMA, 3.50%, 8/1/43	3,267,179	3,387,381
FNMA, 3.50%, 5/1/45	6,775,215	7,005,430
FNMA, 3.50%, 11/1/45	7,415,089	7,644,201

FNMA, 3.50%, 11/1/45	7,368,503	7,596,175
FNMA, 4.00%, 11/1/45	8,887,900	9,309,243
FNMA, 4.00%, 2/1/46	7,135,810	7,465,285
FNMA, 3.50%, 3/1/46	7,944,723	8,177,485
FNMA, 4.00%, 4/1/46	18,525,289	19,403,465
FNMA, 3.50%, 5/1/46	8,681,808	8,945,975
FNMA, 3.00%, 11/1/46	36,341,379	36,805,229
FNMA, 3.50%, 2/1/47	16,801,598	17,364,311
FNMA, 6.50%, 8/1/47	4,263	4,566
FNMA, 6.50%, 9/1/47	8,630	9,211
FNMA, 6.50%, 9/1/47	415	444
FNMA, 6.50%, 9/1/47	4,537	4,844
FNMA, 3.50%, 10/1/47	17,937,755	18,472,220
FNMA, 3.00%, 4/1/48	19,787,343	20,121,955
FNMA, 4.00%, 6/1/48	21,648,418	22,483,971
FNMA, 4.50%, 2/1/49	12,661,449	13,296,546
FNMA, 3.50%, 4/1/49	11,024,957	11,320,188
GNMA, 3.00%, TBA	22,800,000	23,288,953
GNMA, 4.00%, TBA	26,240,000	27,202,475
GNMA, 7.00%, 11/15/22	492	510
GNMA, 7.00%, 4/20/26	183	204
GNMA, 7.50%, 8/15/26	395	440
GNMA, 8.00%, 8/15/26	171	186
GNMA, 7.50%, 5/15/27	380	395
GNMA, 8.00%, 6/15/27	998	1,014
GNMA, 7.50%, 11/15/27	160	163
GNMA, 7.00%, 2/15/28	216	217
GNMA, 7.50%, 2/15/28	163	163
GNMA, 6.50%, 3/15/28	512	563
GNMA, 7.00%, 4/15/28	143	143
GNMA, 6.50%, 5/15/28	2,343	2,575
GNMA, 7.00%, 12/15/28	258	258
GNMA, 7.00%, 5/15/31	2,056	2,384
GNMA, 6.00%, 7/15/33	570,537	650,916
GNMA, 4.50%, 8/15/33	585,735	623,731
GNMA, 5.00%, 3/20/36	67,550	72,719
GNMA, 5.00%, 4/20/36	131,881	141,882
GNMA, 5.00%, 5/20/36	229,926	247,476
GNMA, 5.50%, 1/15/39	727,941	805,589
GNMA, 6.00%, 1/20/39	28,096	31,963
GNMA, 6.00%, 2/20/39	177,944	202,652
GNMA, 4.50%, 6/15/39	1,697,584	1,830,951
GNMA, 5.50%, 9/15/39	70,301	77,367
GNMA, 5.00%, 10/15/39	816,157	898,334
GNMA, 4.50%, 1/15/40	736,479	794,466
GNMA, 4.00%, 11/20/40	2,260,499	2,395,073
GNMA, 4.00%, 12/15/40	725,475	770,795
GNMA, 4.50%, 6/15/41	621,308	670,150
GNMA, 4.50%, 7/20/41	925,743	987,984

GNMA, 3.50%, 4/20/42	4,826,655	5,040,396
GNMA, 3.50%, 6/20/42	10,457,433	10,917,490
GNMA, 3.50%, 7/20/42	1,921,159	2,005,284
GNMA, 3.50%, 4/20/43	2,916,134	3,041,540
GNMA, 3.50%, 4/20/46	10,136,500	10,490,057
GNMA, 2.50%, 7/20/46	10,245,878	10,296,155
GNMA, 2.50%, 2/20/47	4,829,714	4,853,438
		541,650,537
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $606,213,019)		609,516,685
ASSET-BACKED SECURITIES — 5.5%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.23%, (1-month LIBOR plus 0.83%), 5/25/34	4,745,756	4,775,755
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	1,916,667	1,916,641
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	2,754,807	2,768,535
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	6,119,617	6,385,087
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	279,365	279,187
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	1,199,583	1,193,803
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	2,347,475	2,361,024
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.24%, (1-month LIBOR plus 0.85%), 12/17/36(1)	11,436,134	11,376,691
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 3/17/37(1)	16,630,437	16,448,657
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.47%, (1-month LIBOR plus 1.08%), 6/17/37(1)	10,525,000	10,473,077
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.39%, (1-month LIBOR plus 1.00%), 7/17/37(1)	16,039,953	16,022,381
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(1)	3,706,949	3,727,388
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	1,199,216	1,196,279
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,147,573	1,145,943
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	2,150,975	2,133,905
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	5,415,852	5,402,833
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	8,247,192	8,482,976
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	7,825,000	7,919,873
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	6,995,602	7,221,855
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	1,356,025	1,370,877
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	721,292	719,841
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	1,744,531	1,756,489
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(1)	4,537,127	4,668,255
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(1)	1,965,740	1,998,590
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(1)	3,639,466	3,649,838
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	6,925,368	6,981,319
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	2,216,763	2,256,398
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	3,749,164	3,749,104
TOTAL ASSET-BACKED SECURITIES (Cost $137,518,466)		138,382,601
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	5,000,000	5,193,163
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	5,000,000	5,242,886
BENCHMARK Mortgage Trust, Series 2018-B1, Class AM, VRN, 3.88%, 1/15/51	5,789,000	6,189,765
BX Trust, Series 2018-MCSF, Class A, VRN, 2.97%, (1-month LIBOR plus 0.58%), 4/15/35(1)	5,700,000	5,701,934
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	5,000,000	5,400,344
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	5,500,000	5,886,493
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	7,625,000	8,106,232
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	9,000,000	9,388,075

Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	3,000,000	3,300,192
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/10/48	5,000,000	5,335,702
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	5,000,000	5,174,818
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	4,000,000	4,119,136
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	4,907,126	5,160,541
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 6/15/34(1)	7,400,000	7,409,328
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	7,500,000	7,804,945
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	6,250,000	6,585,621
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	5,000,000	5,264,125
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,300,000	5,379,085
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	6,377,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	6,400,000	6,676,449
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(1)	2,710,000	2,749,370
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	5,000,000	5,185,336
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $124,388,318)		127,631,201
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Private Sponsor Collateralized Mortgage Obligations — 3.3%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.45%, 3/25/35	1,418,060	1,459,974
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(1)	1,712,321	1,726,529
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	2,648,307	2,683,256
Agate Bay Mortgage Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	3,760,093	3,809,421
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	1,285,711	1,300,035
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.31%, 2/25/35	253,373	258,834
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.24%, 11/25/34	852,006	844,945
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	134,332	144,667
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.43%, 8/25/34	670,165	659,369
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.42%, 8/25/34	2,355,448	2,391,171
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	144,934	149,722
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	1,399,743	1,437,589
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	100,520	103,234
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	7,792	7,712
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.34%, 10/25/34	182,936	184,693
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(1)	2,682,011	2,733,182
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.46%, 10/25/34	1,227,734	1,232,974
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.68%, 8/25/35	373,055	386,846
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.09%, 6/25/34	362,126	362,329
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.67%, 5/25/34	995,433	1,027,529
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.97%, 1/25/35	1,038,690	1,039,399
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	1,138,072	1,173,057
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 4.55%, 9/25/35	1,549,701	1,584,777
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.53%, 9/25/35	1,146,360	1,176,209
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.44%, 7/25/35	113,910	115,625
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	233,273	228,351
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.67%, 4/25/35	254,891	261,542
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	611,222	610,553
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	4,797,810	4,865,755
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.66%, 11/21/34	1,006,363	1,050,766
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.42%, 11/25/35	1,952,283	1,975,997
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.45%, 2/25/35	877,591	890,511

New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	1,528,993	1,600,197
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	3,410,554	3,583,393
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.90%, (1-month LIBOR plus 1.50%), 6/25/57(1)	4,496,709	4,587,368
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(1)	3,830,011	3,900,068
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	2,730,185	2,812,410
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	4,536,690	4,601,526
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(1)	4,013,948	4,135,285
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	3,332,931	3,389,477
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	2,602,056	2,579,606
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	512,253	521,155
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.14%, (1-month LIBOR plus 0.74%), 9/25/44	2,327,748	2,331,610
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	67,329	69,044
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	2,357,220	2,346,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.01%, 2/25/34	65,877	68,877
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.99%, 6/25/34	301,029	311,934
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.86%, 9/25/34	941,615	980,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	780,272	804,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	172,023	171,836
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	430,912	443,346
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,146,024	1,184,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.92%, 6/25/35	614,614	624,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.99%, 6/25/35	738,994	769,390
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.70%, (1-month LIBOR plus 0.30%), 5/25/35	946,975	913,518
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.99%, 3/25/35	892,187	921,789
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	625,447	651,192
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	335,958	338,910
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	567,523	567,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	192,823	193,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	142,673	144,671
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	101,764	103,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	120,258	120,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	150,067	145,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	459,247	489,710
		84,285,293
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2016-DNA3, Class M2, VRN, 4.40%, (1-month LIBOR plus 2.00%), 12/25/28	2,196,055	2,206,104
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.70%, (1-month LIBOR plus 1.30%), 3/25/29	2,510,142	2,517,764
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.75%, (1-month LIBOR plus 1.35%), 3/25/29	3,251,771	3,274,041
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.60%, (1-month LIBOR plus 1.20%), 10/25/29	3,714,386	3,737,393
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.20%, (1-month LIBOR plus 0.80%), 12/25/29	227,238	227,373
FHLMC, Series 3397, Class GF, VRN, 2.89%, (1-month LIBOR plus 0.50%), 12/15/37	1,486,319	1,490,911
FHLMC, Series KF29, Class A, VRN, 2.79%, (1-month LIBOR plus 0.36%), 2/25/24	1,331,234	1,330,474
FNMA, Series 2014-C02, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	2,934,023	3,034,706
FNMA, Series 2014-C02, Class 2M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	2,678,783	2,744,910
FNMA, Series 2016-C04, Class 1M1, VRN, 3.85%, (1-month LIBOR plus 1.45%), 1/25/29	1,111,654	1,115,149
FNMA, Series 2017-C01, Class 1M1, VRN, 3.70%, (1-month LIBOR plus 1.30%), 7/25/29	2,050,691	2,058,198
FNMA, Series 2017-C03, Class 1M1, VRN, 3.35%, (1-month LIBOR plus 0.95%), 10/25/29	718,502	720,626

FNMA, Series 2018-C02, Class 2M1, VRN, 3.05%, (1-month LIBOR plus 0.65%), 8/25/30	2,646,678	2,648,060
		27,105,709
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $110,256,687)		111,391,002
COLLATERALIZED LOAN OBLIGATIONS — 3.2%
ARES LI CLO Ltd., Series 2019-51A, Class B, VRN, 4.35%, (3-month LIBOR plus 1.85%), 4/15/31(1)	5,900,000	5,906,511
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/20/31(1)	6,275,000	6,211,999
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.74%, (3-month LIBOR plus 1.14%), 7/15/31(1)	2,550,000	2,540,586
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(1)	2,250,000	2,224,272
CBAM Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(1)	5,150,000	5,164,460
CBAM Ltd., Series 2019-9A, Class B1, VRN, 4.63%, (3-month LIBOR plus 1.90%), 2/12/30(1)	4,400,000	4,422,310
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.56%, (3-month LIBOR plus 0.98%), 4/24/31(1)	3,200,000	3,160,990
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.70%, (3-month LIBOR plus 1.11%), 1/22/31(1)	2,225,000	2,211,019
CIFC Funding Ltd., Series 2019-1A, Class B, VRN, 4.43%, (3-month LIBOR plus 1.80%), 4/20/32(1)	4,200,000	4,198,792
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(1)	2,300,000	2,277,161
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(1)	2,550,000	2,526,849
Dryden 71 CLO Ltd., Series 2018-71A, Class B, VRN, 4.59%, (3-month LIBOR plus 1.90%), 1/15/29(1)	4,500,000	4,506,058
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(1)	4,000,000	3,996,521
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(1)	4,500,000	4,479,794
LCM XIV LP, Series 2014A, Class AR, VRN, 3.62%, (3-month LIBOR plus 1.04%), 7/20/31(1)	2,275,000	2,254,763
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(1)	3,000,000	2,990,678
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(1)	5,875,000	5,834,795
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.75%, (3-month LIBOR plus 1.15%), 4/18/31(1)	5,750,000	5,718,930
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(1)	6,000,000	6,002,436
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.55%, (3-month LIBOR plus 0.97%), 4/25/31(1)	3,000,000	2,963,433
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.75%, (3-month LIBOR plus 1.15%), 10/18/31(1)	2,575,000	2,566,731
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $82,457,714)		82,159,088
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	980,000	1,414,287
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,412,690
Houston GO, 3.96%, 3/1/47	820,000	899,647
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	2,108,542
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,444,768
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,165,000	1,630,254
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	662,460
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,510,090
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	480,000	723,331
New York City GO, 6.27%, 12/1/37	335,000	466,514
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,301,022
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	567,953
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	504,688
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	500,000	599,495
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	675,000	876,575
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	375,000	501,521
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	280,000	379,067
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	841,777
San Diego County Water Authority Rev., 6.14%, 5/1/49	460,000	653,908
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,439,207

San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	765,000	1,179,324
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,085,000	1,117,648
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,134,139
State of California GO, 4.60%, 4/1/38	1,380,000	1,507,995
State of California GO, 7.55%, 4/1/39	450,000	713,277
State of California GO, 7.30%, 10/1/39	1,210,000	1,820,893
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,705,243
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,076,728
University of California Rev., 4.60%, 5/15/31	1,975,000	2,256,023
TOTAL MUNICIPAL SECURITIES (Cost $27,717,048)		32,449,066
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	942,319
Chile Government International Bond, 3.625%, 10/30/42	500,000	525,625
		1,467,944
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,868,363
Colombia Government International Bond, 6.125%, 1/18/41	820,000	1,016,808
		3,885,171
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	18,888
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,745,170
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	730,000	1,032,957
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,711,213
		2,744,170
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,628,371
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,546,265
Philippine Government International Bond, 6.375%, 10/23/34	730,000	1,019,008
		6,193,644
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,079,768
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	473,690
		1,553,458
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	888,171
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	348,075
		1,236,246
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,788,346)		18,844,691
BANK LOAN OBLIGATIONS(5) — 0.5%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	2,900,000	2,901,813
Food Products — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	1,331,497	1,326,963
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	412,098	410,695
		1,737,658

Health Care Providers and Services — 0.1%
DaVita, Inc., Term Loan B, 5.14%, (1-week LIBOR plus 2.75%), 6/24/21	2,678,851	2,681,088
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	561,178	562,102
		3,243,190
Hotels, Restaurants and Leisure — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 3/21/25	1,986,052	1,976,280
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.33%, (3-month LIBOR plus 2.00%), 4/30/25	2,481,108	2,481,108
Technology Hardware, Storage and Peripherals†
Dell International LLC, 2017 Term Loan B, 4.41%, (1-month LIBOR plus 2.00%), 9/7/23	590,620	588,284
TOTAL BANK LOAN OBLIGATIONS (Cost $12,964,967)		12,928,333
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $5,581,911)	4,500,000	6,436,436
TEMPORARY CASH INVESTMENTS — 2.8%
Crown Point Capital Co., 2.45%, 7/1/19(1)(3)	71,000,000	70,985,652
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $226), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $223)		223
State Street Institutional U.S. Government Money Market Fund, Premier Class	759,865	759,865
TOTAL TEMPORARY CASH INVESTMENTS (Cost $71,760,087)		71,745,740
TOTAL INVESTMENT SECURITIES — 104.4% (Cost $2,572,090,433)		2,645,369,706
OTHER ASSETS AND LIABILITIES — (4.4)%		(112,643,133)
TOTAL NET ASSETS — 100.0%		$2,532,726,573

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,698,431	HUF	491,960,627	UBS AG	9/18/19	$(41,437)
USD	2,296,258	MXN	44,635,816	Morgan Stanley	9/18/19	556
						$(40,881)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	334	September 2019	$33,400,000	$42,741,563	$672,467
U.S. Treasury 10-Year Ultra Notes	99	September 2019	$9,900,000	13,674,375	156,650
U.S. Treasury 2-Year Notes	912	September 2019	$182,400,000	196,243,875	1,047,642
U.S. Treasury 5-Year Notes	673	September 2019	$67,300,000	79,519,156	622,154
U.S. Treasury Long Bonds	43	September 2019	$4,300,000	6,690,531	3,091
				$338,869,500	$2,502,004

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/24	$52,000,000	$(837,802)	$(285,283)	$(1,123,085)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $416,733,627, which represented 16.5% of total net assets. Of these securities, 0.8% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,180,268.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	745,272,015	—
U.S. Treasury Securities	—	688,612,848	—
U.S. Government Agency Mortgage-Backed Securities	—	609,516,685	—
Asset-Backed Securities	—	138,382,601	—
Commercial Mortgage-Backed Securities	—	127,631,201	—
Collateralized Mortgage Obligations	—	111,391,002	—
Collateralized Loan Obligations	—	82,159,088	—
Municipal Securities	—	32,449,066	—
Sovereign Governments and Agencies	—	18,844,691	—
Bank Loan Obligations	—	12,928,333	—
U.S. Government Agency Securities	—	6,436,436	—
Temporary Cash Investments	759,865	70,985,875	—
	759,865	2,644,609,841	—
Other Financial Instruments
Futures Contracts	2,502,004	—	—
Forward Foreign Currency Exchange Contracts	—	556	—
	2,502,004	556	—

Liabilities
Other Financial Instruments
Swap Agreements	—	1,123,085	—
Forward Foreign Currency Exchange Contracts	—	41,437	—
	—	1,164,522	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT High Income
June 30, 2019

NT High Income - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.5%
Aerospace and Defense — 2.2%
Arconic, Inc., 5.125%, 10/1/24	1,500,000	1,585,177
Arconic, Inc., 5.90%, 2/1/27	250,000	272,425
Arconic, Inc., 5.95%, 2/1/37	1,225,000	1,275,109
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,105,344
Bombardier, Inc., 6.00%, 10/15/22(1)	1,005,000	1,014,336
Bombardier, Inc., 6.125%, 1/15/23(1)	475,000	482,719
Bombardier, Inc., 7.50%, 12/1/24(1)	775,000	792,438
Bombardier, Inc., 7.50%, 3/15/25(1)	495,000	498,242
Bombardier, Inc., 7.875%, 4/15/27(1)	1,800,000	1,806,750
BWX Technologies, Inc., 5.375%, 7/15/26(1)	375,000	389,044
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	575,000	592,250
TransDigm UK Holdings plc, 6.875%, 5/15/26	200,000	202,875
TransDigm, Inc., 6.00%, 7/15/22	2,240,000	2,268,000
TransDigm, Inc., 6.50%, 5/15/25	100,000	101,500
TransDigm, Inc., 6.25%, 3/15/26(1)	975,000	1,022,531
TransDigm, Inc., 6.375%, 6/15/26	850,000	863,812
TransDigm, Inc., 7.50%, 3/15/27(1)	675,000	706,219
Triumph Group, Inc., 4.875%, 4/1/21	375,000	371,250
Triumph Group, Inc., 7.75%, 8/15/25	225,000	218,250
		15,568,271
Air Freight and Logistics — 0.3%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,421,000	1,452,972
XPO Logistics, Inc., 6.125%, 9/1/23(1)	600,000	623,250
		2,076,222
Airlines — 0.8%
Air Canada, 7.75%, 4/15/21(1)	975,000	1,055,925
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	984,750
American Airlines Group, Inc., 5.00%, 6/1/22(1)	850,000	876,817
United Continental Holdings, Inc., 4.25%, 10/1/22	225,000	231,188
United Continental Holdings, Inc., 5.00%, 2/1/24	1,445,000	1,502,800
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	700,000	700,000
		5,351,480
Auto Components — 0.8%
Dana, Inc., 6.00%, 9/15/23	1,484,000	1,522,955
Delphi Technologies plc, 5.00%, 10/1/25(1)	650,000	580,125
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 5/15/26(1)	350,000	364,438
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27(1)	1,250,000	1,290,625
Tenneco, Inc., 5.00%, 7/15/26	975,000	780,000
Titan International, Inc., 6.50%, 11/30/23	1,175,000	1,025,187
		5,563,330
Automobiles — 0.3%
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	387,684

Tesla, Inc., 5.30%, 8/15/25(1)	2,100,000	1,850,625
		2,238,309
Banks — 0.4%
CIT Group, Inc., 4.125%, 3/9/21	275,000	280,926
CIT Group, Inc., 5.00%, 8/15/22	1,363,000	1,444,780
CIT Group, Inc., 5.00%, 8/1/23	900,000	964,125
		2,689,831
Building Products — 1.0%
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)(2)	975,000	993,281
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)(2)	1,525,000	1,528,812
American Woodmark Corp., 4.875%, 3/15/26(1)	175,000	173,688
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	815,000	843,052
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	625,000	662,500
Griffon Corp., 5.25%, 3/1/22	1,225,000	1,225,760
Masonite International Corp., 5.75%, 9/15/26(1)	275,000	283,938
Norbord, Inc., 5.75%, 7/15/27(1)	100,000	101,250
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	275,000	169,125
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	525,000	557,156
USG Corp., 5.50%, 3/1/25(1)	735,000	745,106
		7,283,668
Capital Markets — 0.3%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	375,000	389,062
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	900,000	948,375
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	250,000	257,500
MSCI, Inc., 5.25%, 11/15/24(1)	175,000	181,563
MSCI, Inc., 4.75%, 8/1/26(1)	150,000	156,000
MSCI, Inc., 5.375%, 5/15/27(1)	125,000	134,063
		2,066,563
Chemicals — 1.9%
CF Industries, Inc., 7.125%, 5/1/20	175,000	181,356
CF Industries, Inc., 4.95%, 6/1/43	125,000	112,344
CF Industries, Inc., 5.375%, 3/15/44	1,475,000	1,390,630
Chemours Co. (The), 6.625%, 5/15/23	466,000	483,764
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	748,125
Element Solutions, Inc., 5.875%, 12/1/25(1)	525,000	549,281
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)	250,000	255,000
Hexion, Inc., 10.375%, 2/1/22(1)(3)(4)	1,275,000	978,562
Hexion, Inc., 13.75%, 2/1/22(1)(3)(4)	1,425,000	252,938
Hexion, Inc., 7.875%, 7/15/27(1)(2)	375,000	377,812
Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20(3)(4)	200,000	36,500
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,425,000	1,460,625
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	275,000	286,688
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	900,000	960,750
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	375,000	358,125
OCI NV, 6.625%, 4/15/23(1)	800,000	836,000
Olin Corp., 5.00%, 2/1/30	100,000	99,250
PQ Corp., 5.75%, 12/15/25(1)	250,000	254,063
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	325,000	330,687
SPCM SA, 4.875%, 9/15/25(1)	300,000	302,250

TPC Group, Inc., 8.75%, 12/15/20(1)	1,275,000	1,276,594
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	1,000,000	967,500
Tronox Finance plc, 5.75%, 10/1/25(1)	675,000	657,281
Tronox, Inc., 6.50%, 4/15/26(1)	250,000	248,365
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	75,000	69,094
		13,473,584
Commercial Services and Supplies — 2.5%
ADT Security Corp. (The), 5.25%, 3/15/20	775,000	790,500
ADT Security Corp. (The), 6.25%, 10/15/21	325,000	345,313
Aptim Corp., 7.75%, 6/15/25(1)	1,325,000	1,020,250
Aramark Services, Inc., 5.125%, 1/15/24	1,105,000	1,138,150
Aramark Services, Inc., 5.00%, 4/1/25(1)	250,000	254,375
Aramark Services, Inc., 5.00%, 2/1/28(1)	950,000	979,687
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,025,000	934,031
Clean Harbors, Inc., 4.875%, 7/15/27(1)(2)	275,000	280,184
Clean Harbors, Inc., 5.125%, 7/15/29(1)(2)	150,000	153,375
Covanta Holding Corp., 5.875%, 3/1/24	440,000	454,300
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	525,000	556,500
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,475,000	1,570,875
Garda World Security Corp., 8.75%, 5/15/25(1)	775,000	769,187
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	1,310,000	1,280,525
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,450,000	1,237,937
Harsco Corp., 5.75%, 7/31/27(1)	150,000	156,579
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	306,750
Matthews International Corp., 5.25%, 12/1/25(1)	500,000	493,125
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	775,000	740,125
Multi-Color Corp., 6.125%, 12/1/22(1)	425,000	439,344
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	550,000	553,438
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	743,607
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	570,000	572,137
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	425,000	447,132
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	425,000	433,500
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	450,000	468,563
TMS International Corp., 7.25%, 8/15/25(1)	375,000	363,750
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	25,000	25,688
		17,508,927
Communications Equipment — 0.9%
Anixter, Inc., 6.00%, 12/1/25(1)	350,000	380,625
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,150,000	2,025,751
CommScope Technologies LLC, 5.00%, 3/15/27(1)	470,000	411,250
CommScope, Inc., 5.00%, 6/15/21(1)	475,000	475,594
CommScope, Inc., 5.50%, 3/1/24(1)	600,000	618,750
CommScope, Inc., 6.00%, 3/1/26(1)	300,000	309,000
CommScope, Inc., 8.25%, 3/1/27(1)	800,000	818,880
Nokia of America Corp., 6.45%, 3/15/29	425,000	427,125
Nokia Oyj, 3.375%, 6/12/22	225,000	227,813
ViaSat, Inc., 5.625%, 4/15/27(1)	425,000	443,062
		6,137,850

Construction and Engineering — 0.2%
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	375,000	397,969
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	475,000	488,062
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	750,000	763,125
		1,649,156
Construction Materials — 1.0%
BMC East LLC, 5.50%, 10/1/24(1)	840,000	854,700
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	400,000	410,000
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	400,000	400,000
Standard Industries, Inc., 4.75%, 1/15/28(1)	825,000	820,875
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	325,000	330,687
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	400,000	402,000
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	275,000	286,688
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	700,000	704,375
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	825,000	831,187
US Concrete, Inc., 6.375%, 6/1/24	1,950,000	2,042,625
		7,083,137
Consumer Finance — 3.4%
Ally Financial, Inc., 8.00%, 3/15/20	400,000	414,500
Ally Financial, Inc., 4.125%, 3/30/20	1,125,000	1,138,691
Ally Financial, Inc., 3.875%, 5/21/24	425,000	436,688
Ally Financial, Inc., 8.00%, 11/1/31	1,325,000	1,757,891
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	1,350,000	816,750
Credit Acceptance Corp., 6.625%, 3/15/26(1)	425,000	447,844
goeasy Ltd., 7.875%, 11/1/22(1)	525,000	551,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	925,000	941,188
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,567,000	1,602,257
Navient Corp., 5.00%, 10/26/20	990,000	1,012,275
Navient Corp., 5.875%, 3/25/21	50,000	52,032
Navient Corp., 5.50%, 1/25/23	2,345,000	2,418,281
Navient Corp., 7.25%, 9/25/23	950,000	1,017,687
Navient Corp., 5.875%, 10/25/24	375,000	381,094
Navient Corp., 6.75%, 6/25/25	3,425,000	3,553,437
Navient Corp., 6.75%, 6/15/26	675,000	702,000
Navient Corp., MTN, 6.125%, 3/25/24	360,000	370,800
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	325,000	335,075
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	300,000	309,300
Springleaf Finance Corp., 8.25%, 12/15/20	125,000	134,531
Springleaf Finance Corp., 6.875%, 3/15/25	1,125,000	1,234,665
Springleaf Finance Corp., 7.125%, 3/15/26	2,200,000	2,408,340
Springleaf Finance Corp., 6.625%, 1/15/28	575,000	605,188
Verscend Escrow Corp., 9.75%, 8/15/26(1)	800,000	835,000
		23,476,764
Containers and Packaging — 2.8%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(5)	720,000	739,800
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	400,000	407,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	1,365,000	1,443,487
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	1,085,000	1,125,687
Berry Global Escrow Corp., 4.875%, 7/15/26(1)	925,000	946,969

Berry Global Escrow Corp., 5.625%, 7/15/27(1)	300,000	312,750
Berry Global, Inc., 6.00%, 10/15/22	850,000	869,125
BWAY Holding Co., 5.50%, 4/15/24(1)	850,000	853,719
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	204,750
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	600,000	555,000
Graphic Packaging International LLC, 4.75%, 7/15/27(1)	275,000	282,906
Greif, Inc., 6.50%, 3/1/27(1)	575,000	595,125
Mauser Packaging Solution, 7.25%, 4/15/25(1)	3,450,000	3,337,875
OI European Group BV, 4.00%, 3/15/23(1)	725,000	730,438
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	375,000	385,781
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	676,438
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	150,000	164,250
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	275,000	250,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,051,482	1,055,425
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	280,695	281,748
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	1,031,462
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	1,790,000	1,854,252
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,487,550
		19,592,287
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	375,000	389,531
Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 6/1/26(1)	650,000	689,000
Service Corp. International/US, 5.125%, 6/1/29	350,000	370,125
Sotheby's, 4.875%, 12/15/25(1)	800,000	817,000
Weight Watchers International, Inc., 8.625%, 12/1/25(1)	525,000	483,000
		2,359,125
Diversified Financial Services — 2.5%
Arrow Bidco LLC, 9.50%, 3/15/24(1)	200,000	202,250
Camelot Finance SA, 7.875%, 10/15/24(1)	750,000	790,313
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	550,000	518,375
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	650,000	531,375
Fairstone Financial, Inc., 7.875%, 7/15/24(1)(2)	950,000	970,781
HUB International Ltd., 7.00%, 5/1/26(1)	175,000	177,844
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,555,000	1,558,576
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,355,000	1,373,631
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	674,650
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,225,000	1,253,542
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26(1)	1,550,000	1,571,312
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	400,000	404,500
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,000,000	1,004,020
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	650,000	669,500
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	2,655,000	2,883,994
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	850,000	879,750
Trident Merger Sub, Inc., 6.625%, 11/1/25(1)	275,000	257,813
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	425,000	440,585
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,050,000	895,125
		17,057,936

Diversified Telecommunication Services — 5.2%
Altice France SA, 6.25%, 5/15/24(1)	633,000	654,364
Altice France SA, 7.375%, 5/1/26(1)	2,560,000	2,630,400
Altice France SA, 8.125%, 2/1/27(1)	1,200,000	1,263,000
CenturyLink, Inc., 5.625%, 4/1/20	1,470,000	1,492,050
CenturyLink, Inc., 6.45%, 6/15/21	200,000	212,000
CenturyLink, Inc., 5.80%, 3/15/22	550,000	576,125
CenturyLink, Inc., 6.75%, 12/1/23	350,000	378,438
CenturyLink, Inc., 7.50%, 4/1/24	550,000	609,812
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	50,000	52,000
Frontier Communications Corp., 10.50%, 9/15/22	5,275,000	3,600,187
Frontier Communications Corp., 11.00%, 9/15/25	125,000	78,125
Frontier Communications Corp., 8.50%, 4/1/26(1)	375,000	364,688
Frontier Communications Corp., 8.00%, 4/1/27(1)	525,000	547,313
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,245,000	1,283,906
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	460,119
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	2,875,000	2,558,750
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	78,375
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	1,500,000	1,492,500
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,475,000	2,549,250
Intelsat Luxembourg SA, 8.125%, 6/1/23	900,000	699,750
Level 3 Financing, Inc., 5.375%, 8/15/22	1,400,000	1,405,250
Level 3 Financing, Inc., 5.625%, 2/1/23	425,000	431,358
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	491,625
Qwest Corp., 6.75%, 12/1/21	450,000	483,365
Sprint Capital Corp., 6.875%, 11/15/28	250,000	259,375
Sprint Capital Corp., 8.75%, 3/15/32	3,220,000	3,735,200
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,724,308
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20(3)(4)	890,000	258,100
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21(3)(4)	88,000	25,520
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(3)(4)	475,000	346,750
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)(3)(4)	513,000	525,825
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	1,970,000	2,024,175
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,450,000	2,499,000
		35,791,003
Electric Utilities — 1.3%
Drax Finco plc, 6.625%, 11/1/25(1)	400,000	410,828
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	725,000	729,531
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	454,073
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	73,000	72,361
Pacific Gas & Electric Co., 3.50%, 10/1/20(3)(4)	100,000	98,000
Pacific Gas & Electric Co., 3.25%, 6/15/23(3)(4)	200,000	195,000
Pacific Gas & Electric Co., 6.05%, 3/1/34(3)(4)	1,125,000	1,257,187
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)(4)	825,000	905,438
Pacific Gas & Electric Co., 5.40%, 1/15/40(3)(4)	600,000	648,000
Pacific Gas & Electric Co., 5.125%, 11/15/43(3)(4)	700,000	720,125
Vistra Operations Co. LLC, 3.55%, 7/15/24(1)	775,000	780,060
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	225,000	238,219
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	750,000	796,875

Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,325,000	1,373,820
Vistra Operations Co. LLC, 4.30%, 7/15/29(1)	450,000	457,035
		9,136,552
Electronic Equipment, Instruments and Components — 0.1%
Itron, Inc., 5.00%, 1/15/26(1)	250,000	256,250
TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	465,624
		721,874
Energy Equipment and Services — 2.7%
Apergy Corp., 6.375%, 5/1/26	275,000	278,438
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	550,000	577,555
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	175,000	137,375
Calfrac Holdings LP, 8.50%, 6/15/26(1)	650,000	458,250
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	475,000	453,625
Ensco Rowan plc, 7.75%, 2/1/26	500,000	375,000
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,350,000	1,333,125
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	425,000	434,031
FTS International, Inc., 6.25%, 5/1/22	1,360,000	1,268,200
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	800,000	586,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	650,000	609,979
Nabors Industries, Inc., 4.625%, 9/15/21	100,000	98,000
Nabors Industries, Inc., 5.75%, 2/1/25	725,000	646,156
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	300,000	294,000
Noble Holding International Ltd., 7.75%, 1/15/24	323,000	247,903
Noble Holding International Ltd., 7.875%, 2/1/26(1)	975,000	842,468
Noble Holding International Ltd., 6.20%, 8/1/40	175,000	98,875
Noble Holding International Ltd., 8.95%, 4/1/45	200,000	132,000
Precision Drilling Corp., 5.25%, 11/15/24	500,000	465,000
Precision Drilling Corp., 7.125%, 1/15/26(1)	550,000	534,875
Rowan Cos., Inc., 7.375%, 6/15/25	300,000	234,000
SESI LLC, 7.125%, 12/15/21	975,000	689,812
SESI LLC, 7.75%, 9/15/24	500,000	326,250
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	950,000	881,600
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	141,750	144,762
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	448,875	464,586
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	150,000	158,906
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	375,000	376,406
Transocean, Inc., 9.00%, 7/15/23(1)	1,805,000	1,929,094
Transocean, Inc., 7.50%, 1/15/26(1)	225,000	215,438
Transocean, Inc., 7.50%, 4/15/31	250,000	213,750
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	825,000	876,480
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27(1)	675,000	712,199
Weatherford International LLC, 9.875%, 3/1/25(3)(4)	400,000	210,000
Weatherford International Ltd., 5.125%, 9/15/20(4)	425,000	218,875
Weatherford International Ltd., 8.25%, 6/15/23(3)(4)	225,000	118,688
Weatherford International Ltd., 9.875%, 2/15/24(3)(4)	1,575,000	830,812
Weatherford International Ltd., 7.00%, 3/15/38(3)(4)	175,000	90,125
		18,562,638
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	355,000	330,168

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,325,000	1,192,500
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	925,000	827,875
Cinemark USA, Inc., 5.125%, 12/15/22	785,000	799,719
Cinemark USA, Inc., 4.875%, 6/1/23	300,000	304,500
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	650,000	683,312
Netflix, Inc., 5.375%, 2/1/21	450,000	466,313
Netflix, Inc., 5.50%, 2/15/22	175,000	184,625
Netflix, Inc., 5.875%, 11/15/28	400,000	443,848
Netflix, Inc., 6.375%, 5/15/29(1)	2,175,000	2,477,434
Netflix, Inc., 5.375%, 11/15/29(1)	850,000	904,986
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	834,551
Ziggo Bond Co. BV, 5.875%, 1/15/25(1)	745,000	756,488
Ziggo BV, 5.50%, 1/15/27(1)	1,525,000	1,558,870
		11,765,189
Equity Real Estate Investment Trusts (REITs) — 1.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/26(1)	775,000	801,156
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	175,000	180,250
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	175,000	184,625
Equinix, Inc., 5.375%, 4/1/23	2,085,000	2,131,912
Equinix, Inc., 5.75%, 1/1/25	300,000	313,425
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	200,000	205,500
FelCor Lodging LP, 6.00%, 6/1/25	1,280,000	1,353,600
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	575,000	586,420
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	500,000	537,965
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	150,000	161,085
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	660,000	715,295
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)(2)	475,000	485,688
Iron Mountain, Inc., 5.75%, 8/15/24	1,780,000	1,802,499
iStar, Inc., 4.625%, 9/15/20	475,000	480,344
iStar, Inc., 5.25%, 9/15/22	125,000	128,281
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	200,000	215,750
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	400,000	410,500
SBA Communications Corp., 4.875%, 7/15/22	960,000	973,200
SBA Communications Corp., 4.00%, 10/1/22	400,000	407,500
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,615,000	1,457,537
		13,532,532
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24	600,000	624,750
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 5.75%, 3/15/25	200,000	202,500
Ingles Markets, Inc., 5.75%, 6/15/23	200,000	205,500
Rite Aid Corp., 7.70%, 2/15/27	200,000	120,000
US Foods, Inc., 5.875%, 6/15/24(1)	250,000	257,813
		1,410,563
Food Products — 1.9%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	250,000	235,000
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	950,000	928,625
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	300,000	314,250
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	100,000	100,625
JBS Investments II GmbH, 7.00%, 1/15/26(1)	400,000	434,200

JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	955,000	984,844
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,365,000	1,424,719
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	900,000	979,875
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	3,280,000	3,337,400
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	525,000	546,000
Post Holdings, Inc., 5.00%, 8/15/26(1)	300,000	305,250
Post Holdings, Inc., 5.75%, 3/1/27(1)	3,150,000	3,268,125
Post Holdings, Inc., 5.50%, 12/15/29(1)(2)	50,000	50,312
Sigma Holdco BV, 7.875%, 5/15/26(1)	300,000	279,000
		13,188,225
Gas Utilities — 3.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,145,000	1,150,370
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	750,000	749,062
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	525,000	526,312
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	125,000	123,906
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	775,000	789,531
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	250,000	253,125
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	630,000	726,138
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	815,000	909,744
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	325,000	353,844
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	425,000	405,875
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	820,000	840,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	1,090,000	1,109,075
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	700,000	700,000
DCP Midstream Operating LP, 5.35%, 3/15/20(1)	300,000	304,875
DCP Midstream Operating LP, 5.375%, 7/15/25	1,150,000	1,214,687
DCP Midstream Operating LP, 5.125%, 5/15/29	525,000	540,094
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	125,000	130,625
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	800,000	828,000
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	50,000	53,125
NuStar Logistics LP, 6.00%, 6/1/26	475,000	492,813
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	550,000	569,937
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,115,000	2,159,944
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	175,000	196,072
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	475,000	470,611
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	375,000	360,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,350,000	1,302,750
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	425,000	374,000
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	250,000	259,688
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	650,000	661,388
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	300,000	304,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,218,797
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,205,000	1,250,187
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	225,000	239,344
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	75,000	81,938
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	325,000	360,750
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	450,000	435,375
		22,447,357

Health Care Equipment and Supplies — 0.4%
Avantor, Inc., 6.00%, 10/1/24(1)	425,000	453,262
Avantor, Inc., 9.00%, 10/1/25(1)	750,000	838,125
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	630,000	544,950
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	230,000	174,800
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	800,000	768,000
		2,779,137
Health Care Providers and Services — 3.6%
Centene Corp., 5.625%, 2/15/21	1,445,000	1,473,900
Centene Corp., 6.125%, 2/15/24	1,120,000	1,174,600
Centene Corp., 5.375%, 6/1/26(1)	200,000	210,750
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	690,000	469,200
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	50,000	50,281
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	422,000	317,555
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	750,000	722,647
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	1,110,000	908,402
DaVita, Inc., 5.75%, 8/15/22	1,175,000	1,189,687
Encompass Health Corp., 5.75%, 11/1/24	495,000	505,915
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,600,000	1,116,000
HCA Healthcare, Inc., 6.25%, 2/15/21	125,000	131,250
HCA, Inc., 7.50%, 2/15/22	1,925,000	2,127,125
HCA, Inc., 5.875%, 5/1/23	325,000	354,211
HCA, Inc., 7.69%, 6/15/25	1,730,000	2,037,075
HCA, Inc., 5.875%, 2/15/26	625,000	692,188
HCA, Inc., 5.375%, 9/1/26	1,825,000	1,971,000
HCA, Inc., 5.625%, 9/1/28	1,845,000	2,001,825
HCA, Inc., 4.125%, 6/15/29	150,000	153,793
MEDNAX, Inc., 6.25%, 1/15/27(1)	375,000	369,844
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	1,325,000	1,249,077
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(5)	1,175,000	1,042,812
Select Medical Corp., 6.375%, 6/1/21	1,600,000	1,604,160
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)	250,000	250,000
Tenet Healthcare Corp., 6.00%, 10/1/20	250,000	258,750
Tenet Healthcare Corp., 8.125%, 4/1/22	275,000	289,781
Tenet Healthcare Corp., 6.75%, 6/15/23	980,000	987,350
Tenet Healthcare Corp., 4.625%, 7/15/24	881,000	895,316
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	150,000	154,688
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	550,000	584,375
		25,293,557
Hotels, Restaurants and Leisure — 7.0%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	678,000	679,695
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	325,000	329,469
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	3,150,000	3,182,445
Boyd Gaming Corp., 6.875%, 5/15/23	260,000	269,425
Boyd Gaming Corp., 6.375%, 4/1/26	1,150,000	1,220,874
Boyd Gaming Corp., 6.00%, 8/15/26	1,450,000	1,529,750
Boyne USA, Inc., 7.25%, 5/1/25(1)	346,000	376,275
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	475,000	476,188
Cedar Fair LP, 5.25%, 7/15/29(1)	275,000	281,188

Churchill Downs, Inc., 5.50%, 4/1/27(1)	475,000	498,453
Churchill Downs, Inc., 4.75%, 1/15/28(1)	750,000	757,312
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	575,000	610,937
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,315,000	2,424,962
Eldorado Resorts, Inc., 6.00%, 4/1/25	625,000	660,156
Eldorado Resorts, Inc., 6.00%, 9/15/26	125,000	137,188
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	675,000	735,750
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,150,000	1,216,125
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	850,000	871,250
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,375,000	2,452,187
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,550,000	1,631,375
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,525,000	1,595,531
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30(1)	575,000	594,646
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(5)	300,000	298,500
IRB Holding Corp., 6.75%, 2/15/26(1)	975,000	972,562
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	1,190,000	1,225,343
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	550,000	588,500
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	250,000	258,750
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	975,000	1,001,812
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,775,000	2,847,844
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	100,000	107,750
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	800,000	801,245
Merlin Entertainments plc, 5.75%, 6/15/26(1)	400,000	422,500
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	400,000	410,900
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	400,000	411,500
MGM Resorts International, 5.25%, 3/31/20	1,340,000	1,365,125
MGM Resorts International, 6.75%, 10/1/20	250,000	261,875
MGM Resorts International, 6.625%, 12/15/21	800,000	866,000
MGM Resorts International, 7.75%, 3/15/22	980,000	1,095,150
MGM Resorts International, 6.00%, 3/15/23	1,975,000	2,145,344
MGM Resorts International, 5.50%, 4/15/27	100,000	105,125
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,725,000	1,696,969
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	825,000	816,750
NCL Corp. Ltd., 4.75%, 12/15/21(1)	442,000	449,183
Scientific Games International, Inc., 6.25%, 9/1/20	1,410,000	1,417,586
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	475,000	512,858
Station Casinos LLC, 5.00%, 10/1/25(1)	325,000	326,625
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	225,000	235,125
Viking Cruises Ltd., 6.25%, 5/15/25(1)	600,000	621,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	425,000	431,375
VOC Escrow Ltd., 5.00%, 2/15/28(1)	25,000	25,469
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	250,000	258,825
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	950,000	954,750
Wynn Macau Ltd., 4.875%, 10/1/24(1)	800,000	786,000
Wynn Macau Ltd., 5.50%, 10/1/27(1)	800,000	780,000
Yum! Brands, Inc., 3.875%, 11/1/23	1,625,000	1,654,412
		48,683,933
Household Durables — 3.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	460,750

Beazer Homes USA, Inc., 8.75%, 3/15/22	795,000	829,781
Beazer Homes USA, Inc., 7.25%, 2/1/23	38,000	37,430
Beazer Homes USA, Inc., 6.75%, 3/15/25	300,000	288,375
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	1,000,000	1,015,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,235,000	1,259,700
Century Communities, Inc., 6.75%, 6/1/27(1)	975,000	990,844
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	375,000	368,906
KB Home, 8.00%, 3/15/20	360,000	372,672
KB Home, 7.00%, 12/15/21	565,000	608,505
KB Home, 7.625%, 5/15/23	150,000	168,375
KB Home, 6.875%, 6/15/27	425,000	454,750
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,902,019
Lennar Corp., 5.00%, 6/15/27	625,000	659,375
Mattamy Group Corp., 6.50%, 10/1/25(1)	300,000	317,625
Meritage Homes Corp., 7.00%, 4/1/22	540,000	585,225
Meritage Homes Corp., 6.00%, 6/1/25	750,000	810,000
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	943,000
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	50,000	50,725
Taylor Morrison Communities, Inc., 6.625%, 5/15/22	450,000	465,750
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	1,137,000	1,179,637
Toll Brothers Finance Corp., 6.75%, 11/1/19	490,000	495,988
Toll Brothers Finance Corp., 5.875%, 2/15/22	225,000	239,906
TopBuild Corp., 5.625%, 5/1/26(1)	675,000	693,562
TRI Pointe Group, Inc., 5.25%, 6/1/27	625,000	604,688
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,490,000	2,576,403
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	893,250
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	750,000	744,375
William Lyon Homes, Inc., 6.00%, 9/1/23	525,000	535,500
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,468,900
William Lyon Homes, Inc., 6.625%, 7/15/27(1)(2)	325,000	325,000
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	700,000	736,750
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	850,000	888,250
		23,971,016
Household Products — 0.3%
Central Garden & Pet Co., 5.125%, 2/1/28	200,000	197,000
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	350,000	355,250
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	475,000	489,250
Energizer Holdings, Inc., 7.75%, 1/15/27(1)	100,000	108,483
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	881,969
		2,031,952
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp., 6.00%, 1/15/22(1)	200,000	201,750
Calpine Corp., 5.375%, 1/15/23	3,540,000	3,588,675
Calpine Corp., 5.875%, 1/15/24(1)	225,000	230,625
Calpine Corp., 5.50%, 2/1/24	360,000	357,750
Calpine Corp., 5.25%, 6/1/26(1)	800,000	817,000
NRG Energy, Inc., 7.25%, 5/15/26	320,000	353,600
NRG Energy, Inc., 5.25%, 6/15/29(1)	125,000	133,437
Vistra Energy Corp., 7.375%, 11/1/22	2,221,000	2,307,064

Vistra Energy Corp., 5.875%, 6/1/23	75,000	76,969
Vistra Energy Corp., 7.625%, 11/1/24	74,000	78,162
		8,145,032
Industrial Conglomerates — 1.0%
Amsted Industries, Inc., 5.625%, 7/1/27(1)	275,000	287,375
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	726,813
DAE Funding LLC, 5.25%, 11/15/21(1)	1,175,000	1,223,469
DAE Funding LLC, 4.50%, 8/1/22(1)	1,275,000	1,297,312
DAE Funding LLC, 5.00%, 8/1/24(1)	1,250,000	1,304,687
EnPro Industries, Inc., 5.75%, 10/15/26	500,000	512,500
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	120,313
IAA, Inc., 5.50%, 6/15/27(1)	400,000	417,000
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	379,000
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	725,000	735,875
		7,004,344
Insurance — 1.1%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	425,000	439,609
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,150,000	1,043,625
Aircastle Ltd., 5.125%, 3/15/21	150,000	155,585
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	1,600,000	1,512,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	699,125
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	925,000	964,313
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	807,700
Genworth Holdings, Inc., VRN, 4.52%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	261,000
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	250,000	251,875
NFP Corp., 6.875%, 7/15/25(1)	925,000	918,941
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	225,000	242,096
		7,295,869
Interactive Media and Services — 0.4%
Match Group, Inc., 6.375%, 6/1/24	700,000	738,500
Match Group, Inc., 5.00%, 12/15/27(1)	400,000	420,960
Match Group, Inc., 5.625%, 2/15/29(1)	600,000	635,250
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	860,000	793,350
		2,588,060
IT Services — 0.7%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	500,000	436,250
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	615,000	628,838
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	755,000	810,870
First Data Corp., 5.00%, 1/15/24(1)	900,000	922,612
First Data Corp., 5.75%, 1/15/24(1)	800,000	824,000
Gartner, Inc., 5.125%, 4/1/25(1)	225,000	232,630
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	875,000	908,906
GrubHub Holdings, Inc., 5.50%, 7/1/27(1)	325,000	334,383
		5,098,489
Leisure Products†
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	300,000	279,750
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	525,000	553,770
IQVIA, Inc., 4.875%, 5/15/23(1)	475,000	488,063

IQVIA, Inc., 5.00%, 5/15/27(1)	425,000	439,875
		1,481,708
Machinery — 1.0%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	350,000	336,511
Cloud Crane LLC, 10.125%, 8/1/24(1)	575,000	619,562
Colfax Corp., 6.00%, 2/15/24(1)	325,000	344,906
Colfax Corp., 6.375%, 2/15/26(1)	200,000	214,750
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	675,000	691,875
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	275,000	275,688
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	200,000	207,000
Navistar International Corp., 6.625%, 11/1/25(1)	75,000	78,938
SPX FLOW, Inc., 5.625%, 8/15/24(1)	150,000	157,125
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	300,000	317,250
Tennant Co., 5.625%, 5/1/25	300,000	311,250
Vertiv Group Corp., 9.25%, 10/15/24(1)	375,000	360,937
Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(5)	2,825,000	2,736,719
Wabash National Corp., 5.50%, 10/1/25(1)	575,000	547,687
		7,200,198
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	2,485,000	2,475,557
Media — 7.1%
Altice Financing SA, 6.625%, 2/15/23(1)	1,740,000	1,787,850
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,455,982
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	905,925
Altice Luxembourg SA, 7.75%, 5/15/22(1)	862,000	878,163
Altice Luxembourg SA, 10.50%, 5/15/27(1)	1,200,000	1,236,000
AMC Networks, Inc., 5.00%, 4/1/24	125,000	128,594
Cablevision Systems Corp., 8.00%, 4/15/20	300,000	310,599
Cablevision Systems Corp., 5.875%, 9/15/22	300,000	318,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	700,000	711,883
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	725,000	728,398
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	500,000	511,719
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	100,000	102,488
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	375,000	392,813
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	950,000	984,437
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,615,000	3,800,269
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	375,000	393,394
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	325,000	343,688
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	750,000	776,250
Clear Channel International BV, 8.75%, 12/15/20(1)	125,000	128,438
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	195,000	200,363
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,925,000	1,968,312
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	500,000	543,750
CSC Holdings LLC, 5.125%, 12/15/21(1)	1,775,000	1,779,437
CSC Holdings LLC, 5.375%, 7/15/23(1)	600,000	618,000
CSC Holdings LLC, 5.50%, 5/15/26(1)	630,000	662,256
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,500,000	1,639,687
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(1)	75,000	75,000
Digicel Ltd., 6.00%, 4/15/21(1)	300,000	229,500

DISH DBS Corp., 5.875%, 7/15/22	100,000	101,875
DISH DBS Corp., 5.00%, 3/15/23	845,000	819,650
DISH DBS Corp., 5.875%, 11/15/24	525,000	498,750
DISH DBS Corp., 7.75%, 7/1/26	1,025,000	1,007,062
Embarq Corp., 8.00%, 6/1/36	1,675,000	1,629,473
EW Scripps Co. (The), 5.125%, 5/15/25(1)	350,000	336,875
GCI LLC, 6.625%, 6/15/24(1)	350,000	367,605
Gray Television, Inc., 5.125%, 10/15/24(1)	2,250,000	2,297,812
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	468,000
Gray Television, Inc., 7.00%, 5/15/27(1)	525,000	570,938
iHeartCommunications, Inc., 6.375%, 5/1/26	450,000	479,813
Lamar Media Corp., 5.00%, 5/1/23	1,010,000	1,032,725
Lamar Media Corp., 5.75%, 2/1/26	100,000	105,500
Level 3 Parent LLC, 5.75%, 12/1/22	800,000	809,000
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	350,000	364,000
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,440,000	1,495,382
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)(2)	850,000	873,375
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	875,000	897,925
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	500,000	497,500
Quebecor Media, Inc., 5.75%, 1/15/23	250,000	268,750
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	125,000	121,563
Salem Media Group, Inc., 6.75%, 6/1/24(1)	325,000	286,000
Sinclair Television Group, Inc., 5.375%, 4/1/21	720,000	722,250
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	400,000	410,380
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	1,025,000	1,032,687
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,185,000	1,202,775
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)(2)	500,000	512,890
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	1,075,000	1,104,777
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,075,000	1,062,906
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,320,000	1,379,730
Univision Communications, Inc., 6.75%, 9/15/22(1)	315,000	321,498
UPC Holding BV, 5.50%, 1/15/28(1)	600,000	604,500
Videotron Ltd., 5.375%, 6/15/24(1)	225,000	241,594
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,330,000	1,367,852
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	655,000	680,381
		49,585,363
Metals and Mining — 4.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,124,925
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	628,500
Aleris International, Inc., 10.75%, 7/15/23(1)	700,000	732,375
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,855,000	1,915,287
ArcelorMittal, 6.125%, 6/1/25	1,390,000	1,580,498
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	625,000	639,062
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	625,000	658,156
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	497,000	495,758
Cleveland-Cliffs, Inc., 5.875%, 6/1/27(1)	700,000	682,500
Coeur Mining, Inc., 5.875%, 6/1/24	450,000	440,438
Constellium NV, 6.625%, 3/1/25(1)	2,165,000	2,251,600
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	60,000	61,313

First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	695,000	679,362
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,800,000	2,628,500
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	400,000	372,500
Freeport-McMoRan, Inc., 4.00%, 11/14/21	400,000	408,500
Freeport-McMoRan, Inc., 3.55%, 3/1/22	225,000	225,844
Freeport-McMoRan, Inc., 3.875%, 3/15/23	425,000	426,063
Freeport-McMoRan, Inc., 5.40%, 11/14/34	2,095,000	2,005,962
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,000,000	920,000
Hecla Mining Co., 6.875%, 5/1/21	200,000	191,900
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	350,000	363,125
IAMGOLD Corp., 7.00%, 4/15/25(1)	175,000	182,000
Kinross Gold Corp., 5.125%, 9/1/21	360,000	371,700
Kinross Gold Corp., 4.50%, 7/15/27	525,000	531,562
Mineral Resources Ltd., 8.125%, 5/1/27(1)	850,000	887,187
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	350,000	349,563
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	400,000	277,000
Novelis Corp., 6.25%, 8/15/24(1)	685,000	719,908
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	2,055,375
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	276,375
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	199,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,100,000	1,064,250
Teck Resources Ltd., 4.75%, 1/15/22	1,510,000	1,564,389
Teck Resources Ltd., 8.50%, 6/1/24(1)	—	—
Teck Resources Ltd., 6.125%, 10/1/35	1,075,000	1,225,500
Teck Resources Ltd., 6.00%, 8/15/40	375,000	408,395
Teck Resources Ltd., 6.25%, 7/15/41	469,000	525,833
Teck Resources Ltd., 5.20%, 3/1/42	1,275,000	1,292,290
Teck Resources Ltd., 5.40%, 2/1/43	200,000	207,135
United States Steel Corp., 6.25%, 3/15/26	250,000	223,438
		31,793,068
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 4.75%, 3/15/25	175,000	177,188
Multi-Utilities — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	1,102,475
Clearway Energy Operating LLC, 5.375%, 8/15/24	500,000	511,250
Clearway Energy Operating LLC, 5.75%, 10/15/25(1)	650,000	662,187
Clearway Energy Operating LLC, 5.00%, 9/15/26	175,000	171,063
GenOn Energy, Inc. / NRG Americas, Inc., VRN, 9.04%, (6-month LIBOR plus 6.50%), 12/1/23	92,082	91,737
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	450,000	450,000
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	175,000	179,812
Talen Energy Supply LLC, 6.625%, 1/15/28(1)(2)	350,000	349,125
		3,517,649
Multiline Retail — 0.1%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	600,000	297,000
JC Penney Corp., Inc., 6.375%, 10/15/36	625,000	168,750
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.75%, 10/25/24(1)	455,189	195,447
		661,197
Oil, Gas and Consumable Fuels — 7.4%
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	1,075,000	1,015,875

Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	1,425,000	1,204,125
California Resources Corp., 8.00%, 12/15/22(1)	2,430,000	1,843,762
Callon Petroleum Co., 6.125%, 10/1/24	550,000	558,250
Callon Petroleum Co., 6.375%, 7/1/26	600,000	606,750
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,415,000	1,370,781
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	525,000	501,375
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	1,000,000	625,000
Chesapeake Energy Corp., 6.625%, 8/15/20	1,755,000	1,776,937
Chesapeake Energy Corp., 6.875%, 11/15/20	1,050,000	1,065,750
Chesapeake Energy Corp., 8.00%, 1/15/25	1,400,000	1,298,500
Citgo Holding, Inc., 10.75%, 2/15/20(1)	2,215,000	2,298,062
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21(3)(4)	1,600,000	216,000
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24(3)(4)	450,000	9,000
CNX Resources Corp., 5.875%, 4/15/22	324,000	315,900
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	425,000	461,125
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	700,000	507,500
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,475,000	1,480,531
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,195,000	1,183,050
Denbury Resources, Inc., 9.25%, 3/31/22(1)	650,000	612,625
Denbury Resources, Inc., 7.75%, 2/15/24(1)	503,650	420,548
eG Global Finance plc, 6.75%, 2/7/25(1)	800,000	795,760
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	175,000	185,063
Energy Transfer Operating LP, 7.50%, 10/15/20	725,000	769,165
Energy Transfer Operating LP, 4.25%, 3/15/23	875,000	913,844
EnLink Midstream LLC, 5.375%, 6/1/29	150,000	154,125
EnLink Midstream Partners LP, 4.85%, 7/15/26	550,000	556,188
EnLink Midstream Partners LP, 5.60%, 4/1/44	200,000	184,500
EnLink Midstream Partners LP, 5.05%, 4/1/45	225,000	189,000
EnLink Midstream Partners LP, 5.45%, 6/1/47	575,000	494,500
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	1,725,000	198,375
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	681,000	20,430
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)	1,250,000	293,750
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	180,000	40,050
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	125,000	107,500
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	700,000	568,750
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	657,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	663,050
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	155,000	136,788
Gulfport Energy Corp., 6.00%, 10/15/24	395,000	307,113
Gulfport Energy Corp., 6.375%, 5/15/25	465,000	362,119
Gulfport Energy Corp., 6.375%, 1/15/26	200,000	152,500
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	1,577,000	1,630,224
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,225,000	1,238,781
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	75,000	67,688
Jagged Peak Energy LLC, 5.875%, 5/1/26	450,000	445,500
Laredo Petroleum, Inc., 5.625%, 1/15/22	150,000	139,875
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	175,000	179,375
Matador Resources Co., 5.875%, 9/15/26	125,000	126,875
MEG Energy Corp., 6.375%, 1/30/23(1)	750,000	717,187

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,025,000	878,937
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	175,000	168,219
Murphy Oil Corp., 6.875%, 8/15/24	325,000	342,875
Murphy Oil Corp., 5.75%, 8/15/25	260,000	270,764
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)	3,592,071	745,355
Northern Oil and Gas, Inc., 8.50% Cash or 8.50% Cash plus 1.00% PIK, 5/15/23(6)	303,003	314,366
Oasis Petroleum, Inc., 6.50%, 11/1/21	675,000	668,250
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	500,000	486,250
Parkland Fuel Corp., 6.00%, 4/1/26(1)	275,000	282,219
Parkland Fuel Corp., 5.875%, 7/15/27(1)(2)	550,000	558,937
QEP Resources, Inc., 5.625%, 3/1/26	175,000	165,375
Range Resources Corp., 5.75%, 6/1/21	395,000	400,925
Range Resources Corp., 5.00%, 8/15/22	810,000	775,575
Range Resources Corp., 5.00%, 3/15/23	850,000	803,250
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	450,000	458,438
Sanchez Energy Corp., 7.75%, 6/15/21(4)	2,855,000	157,025
Sanchez Energy Corp., 6.125%, 1/15/23(4)	1,275,000	63,750
SemGroup Corp., 7.25%, 3/15/26	400,000	392,000
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	1,050,000	1,014,562
SM Energy Co., 6.125%, 11/15/22	580,000	578,550
SM Energy Co., 5.625%, 6/1/25	1,050,000	960,750
Southwestern Energy Co., 6.20%, 1/23/25	296,000	272,320
SRC Energy, Inc., 6.25%, 12/1/25	675,000	617,625
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,005,000	1,015,050
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,425,000	1,442,812
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	1,700,000	1,740,375
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	150,000	156,563
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27(1)	675,000	710,437
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	203,750
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	850,000	556,750
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	1,000,000	652,500
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	437,000	455,846
Whiting Petroleum Corp., 6.25%, 4/1/23	150,000	150,375
Williams Cos., Inc. (The), 4.55%, 6/24/24	1,170,000	1,260,777
		51,388,073
Paper and Forest Products — 0.2%
Mercer International, Inc., 6.50%, 2/1/24	550,000	571,313
Mercer International, Inc., 7.375%, 1/15/25(1)	450,000	479,250
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	550,000	563,750
		1,614,313
Personal Products — 0.1%
Avon International Capital plc, 6.50%, 8/15/22(1)(2)	275,000	277,750
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	227,250
Prestige Brands, Inc., 6.375%, 3/1/24(1)	200,000	210,250
		715,250
Pharmaceuticals — 2.2%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	725,000	798,965
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	80,000	80,940
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	1,427,000	1,448,933

Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,760,000	3,844,600
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	250,000	261,563
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,850,000	2,073,942
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	225,000	237,033
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	775,000	805,031
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	575,000	599,438
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	225,000	229,500
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(5)	1,675,000	1,687,562
Eagle Holding Co. II LLC, 7.75% Cash or 8.50% PIK, 5/15/22(1)(5)	125,000	126,250
Elanco Animal Health, Inc., 4.27%, 8/28/23(1)	275,000	288,702
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	905,000	656,125
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,190,000	803,250
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	200,000	189,375
Vizient, Inc., 6.25%, 5/15/27(1)	200,000	211,760
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	825,000	767,250
		15,110,219
Professional Services†
Michael Baker International LLC, 8.75%, 3/1/23(1)	250,000	255,625
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	375,000	377,820
Forestar Group, Inc., 8.00%, 4/15/24(1)	975,000	1,027,406
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	725,000	741,313
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	250,000	259,550
Hunt Cos., Inc., 6.25%, 2/15/26(1)	825,000	781,688
Kennedy-Wilson, Inc., 5.875%, 4/1/24	250,000	256,250
Newmark Group, Inc., 6.125%, 11/15/23	500,000	529,202
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	450,000	407,250
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	125,000	110,156
		4,490,635
Road and Rail — 0.5%
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	200,000	202,970
Avolon Holdings Funding Ltd., 5.25%, 5/15/24(1)	275,000	293,810
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	556,215
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,515,000	1,603,036
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	525,000	566,596
		3,222,627
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,215,000	1,375,987
Advanced Micro Devices, Inc., 7.00%, 7/1/24	145,000	150,633
Amkor Technology, Inc., 6.625%, 9/15/27(1)	275,000	274,684
Entegris, Inc., 4.625%, 2/10/26(1)	650,000	658,125
Micron Technology, Inc., 4.64%, 2/6/24	125,000	130,368
Micron Technology, Inc., 5.50%, 2/1/25	675,000	697,781
Micron Technology, Inc., 4.98%, 2/6/26	150,000	158,340
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	820,480
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,645,000	1,695,567
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)	200,000	211,320
Qorvo, Inc., 5.50%, 7/15/26	275,000	291,720

Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	425,000	453,688
		6,918,693
Software — 0.9%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	350,000	366,293
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	255,625
Ascend Learning LLC, 6.875%, 8/1/25(1)	200,000	204,190
CDK Global, Inc., 5.875%, 6/15/26	625,000	664,063
CDK Global, Inc., 5.25%, 5/15/29(1)	150,000	155,625
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	472,000	480,850
Infor US, Inc., 6.50%, 5/15/22	1,195,000	1,220,513
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,625,000	1,688,984
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	1,035,000
		6,071,143
Specialty Retail — 1.8%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,373,000	1,225,402
Asbury Automotive Group, Inc., 6.00%, 12/15/24	1,171,000	1,217,840
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	1,195,000	1,241,306
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)(2)	275,000	277,750
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	802,000
Carvana Co., 8.875%, 10/1/23(1)	600,000	609,150
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	375,000	398,438
Lithia Motors, Inc., 5.25%, 8/1/25(1)	325,000	335,969
Michaels Stores, Inc., 8.00%, 7/15/27(1)(2)	300,000	299,742
Penske Automotive Group, Inc., 3.75%, 8/15/20	425,000	427,125
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	1,525,000	1,431,594
Sonic Automotive, Inc., 6.125%, 3/15/27	400,000	395,000
Staples, Inc., 7.50%, 4/15/26(1)	1,325,000	1,320,508
Staples, Inc., 10.75%, 4/15/27(1)	250,000	249,375
United Rentals North America, Inc., 6.50%, 12/15/26	350,000	379,750
United Rentals North America, Inc., 5.50%, 5/15/27	1,420,000	1,498,100
United Rentals North America, Inc., 5.25%, 1/15/30	425,000	437,750
		12,546,799
Technology Hardware, Storage and Peripherals — 0.9%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	325,000	330,507
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,582,000	1,670,164
EMC Corp., 2.65%, 6/1/20	420,000	417,749
Everi Payments, Inc., 7.50%, 12/15/25(1)	900,000	942,750
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,150,000	1,208,937
NCR Corp., 5.00%, 7/15/22	895,000	907,047
Western Digital Corp., 4.75%, 2/15/26	750,000	737,663
		6,214,817
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.50%, 5/1/25(1)	600,000	572,250
Thrifts and Mortgage Finance — 0.3%
MGIC Investment Corp., 5.75%, 8/15/23	200,000	217,750
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	500,000	511,250
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	550,000	559,625
Radian Group, Inc., 4.50%, 10/1/24	625,000	643,306

Radian Group, Inc., 4.875%, 3/15/27	300,000	302,625
		2,234,556
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	800,000	795,000
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	205,250
Fly Leasing Ltd., 5.25%, 10/15/24	600,000	615,000
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	150,000	156,188
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	650,000	671,125
H&E Equipment Services, Inc., 5.625%, 9/1/25	1,350,000	1,393,537
		3,836,100
Transportation Infrastructure — 0.4%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,085,000	1,064,656
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	814,000
Algeco Global Finance plc, 8.00%, 2/15/23(1)	600,000	609,750
		2,488,406
Wireless Telecommunication Services — 1.5%
Digicel Group One, Ltd., 8.25%, 12/30/22	1,486,000	832,160
Digicel Group Two Ltd., 8.25%, 9/30/22(1)	1,803,000	405,675
GTH Finance BV, 7.25%, 4/26/23(1)	2,020,000	2,212,809
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	783,000
Sprint Communications, Inc., 6.00%, 11/15/22	100,000	104,500
Sprint Corp., 7.875%, 9/15/23	3,060,000	3,335,400
Sprint Corp., 7.125%, 6/15/24	150,000	159,420
T-Mobile USA, Inc., 6.00%, 3/1/23	1,000,000	1,025,000
T-Mobile USA, Inc., 6.00%, 4/15/24	550,000	574,750
T-Mobile USA, Inc., 4.50%, 2/1/26	700,000	719,250
T-Mobile USA, Inc., 4.75%, 2/1/28	150,000	155,107
Xplornet Communications, Inc., 9.625% Cash or 10.625% PIK, 6/1/22(1)(6)	78,984	80,959
		10,388,030
TOTAL CORPORATE BONDS (Cost $651,939,795)		636,252,507
BANK LOAN OBLIGATIONS(7) — 4.3%
Airlines — 0.1%
MRO Holdings, Inc., 2019 Term Loan B, 7.48%, (3-month LIBOR plus 5.00%), 6/4/26	550,000	549,313
Building Products†
NCI Building Systems, Inc., 2018 Term Loan, 6.35%, (3-month LIBOR plus 3.75%), 4/12/25	222,750	217,089
Capital Markets — 0.1%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 6.15%, (1-month LIBOR plus 3.75%), 10/1/25	597,000	579,929
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.65%, (1-month LIBOR plus 2.25%), 3/24/25	397,575	395,752
		975,681
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 4.90%, (1-month LIBOR plus 2.50%), 5/7/25	816,750	797,352
Commercial Services and Supplies — 0.3%
Adient US LLC, Term Loan B, 6.89%, (3-month LIBOR plus 4.25%), 5/6/24	150,000	146,501
Adient US LLC, Term Loan B, 6.82%, (3-month LIBOR plus 4.25%), 5/6/24	50,000	48,834
Aramark Services, Inc., 2018 Term Loan B3, 4.08%, (3-month LIBOR plus 1.75%), 3/11/25	256,482	256,001
Asurion LLC, 2018 Term Loan B6, 5.40%, (1-month LIBOR plus 3.00%), 11/3/23	523,121	522,700
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 10/3/23	131,544	132,049
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 10/3/23	10,027	10,065
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 10/3/23	19,775	19,851

Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 10/3/23	81,031	81,342
IAA Spinco Inc., Term Loan B, 5/22/26(8)	200,000	201,000
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 6.08%, (3-month LIBOR plus 3.75%), 8/25/24	1,189	1,189
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.95%, (6-month LIBOR plus 3.75%), 8/25/24	466,055	465,997
		1,885,529
Construction and Engineering†
Sabre Industries, Inc., 2019 Term Loan B, 6.89%, (1-month LIBOR plus 4.50%), 4/2/26	175,000	175,001
Construction Materials†
ASP Unifrax Holdings Inc, Term Loan B, 6.08%, (1-month LIBOR plus 3.75%), 12/12/25	199,000	194,238
Containers and Packaging — 0.2%
Berry Plastics Group, Term Loan U, 5/15/26(8)	1,325,000	1,317,547
UFC Holdings, LLC, 2019 Term Loan, 5.66%, (1-month LIBOR plus 3.25%), 4/29/26	250,000	249,844
		1,567,391
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 10/31/23	397,964	392,699
Diversified Financial Services — 0.1%
Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 5.64%, (1-month LIBOR plus 3.25%), 7/21/25	422,314	421,560
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 2017 Term Loan B, 4.65%, (1-month LIBOR plus 2.25%), 2/22/24	425,000	422,184
Electric Utilities — 0.1%
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.39%, (1-month LIBOR plus 2.00%), 12/31/25	159,830	159,851
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.33%, (3-month LIBOR plus 2.00%), 12/31/25	12,768	12,769
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.40%, (1-month LIBOR plus 2.00%), 12/31/25	223,747	223,776
		396,396
Energy Equipment and Services†
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash and 2.00% PIK, 2/25/24	208,869	214,352
Food Products — 0.1%
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 6.08%, (3-month LIBOR plus 3.75%), 5/23/25	396,002	391,054
Health Care Providers and Services — 0.2%
Air Methods Corporation, 2017 Term Loan B, 5.83%, (3-month LIBOR plus 3.50%), 4/21/24	199,491	163,333
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.08%, (3-month LIBOR plus 2.75%), 6/7/23	255,223	244,695
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.66%, (1-month LIBOR plus 3.25%), 9/2/24	393,496	381,034
Wink Holdco, Inc., 1st Lien Term Loan B, 5.40%, (1-month LIBOR plus 3.00%), 12/2/24	394,000	386,317
		1,175,379
Hotels, Restaurants and Leisure — 1.2%
Boyd Gaming Corporation, Term Loan B3, 4.62%, (1-week LIBOR plus 2.25%), 9/15/23	966,504	962,551
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan, 4.90%, (1-month LIBOR plus 2.50%), 2/1/24	43,943	43,108
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 5.40%, (1-month LIBOR plus 3.00%), 3/8/24	224,240	223,913
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.33%, (3-month LIBOR plus 3.00%), 3/13/25	717,750	708,778
Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.14%, (1-month LIBOR plus 2.75%), 10/4/23	223,363	221,841
Golden Nugget, Inc., 2017 Incremental Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 10/4/23	278,617	276,718
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 4.15%, (1-month LIBOR plus 1.75%), 6/22/26	1,600,000	1,602,728
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 6/22/26(8)	275,000	275,469
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 6/22/26(8)	425,000	425,725
Life Time Fitness, Inc., 2017 Term Loan B, 5.27%, (3-month LIBOR plus 2.75%), 6/10/22	3,130,403	3,121,700
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 4.65%, (1-month LIBOR plus 2.25%), 8/29/25	572,125	573,081
PCI Gaming Authority, Term Loan, 5.40%, (1-month LIBOR plus 3.00%), 5/29/26	200,000	200,562
Tacala, LLC, 1st Lien Term Loan, 5.65%, (1-month LIBOR plus 3.25%), 1/31/25	122,817	121,650
		8,757,824

Insurance — 0.1%
Genworth Holdings, Inc., Term Loan, 6.99%, (2-month LIBOR plus 4.50%), 3/7/23	396,000	400,209
Hub International Limited, 2018 Term Loan B, 5.59%, (3-month LIBOR plus 3.00%), 4/25/25	272,250	265,923
		666,132
Life Sciences Tools and Services — 0.1%
IQVIA Inc., 2018 USD Term Loan B3, 4.15%, (1-month LIBOR plus 1.75%), 6/11/25	845,729	842,291
Machinery — 0.2%
Altra Industrial Motion Corp., 2018 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 10/1/25	331,716	326,120
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 5.58%, (3-month LIBOR plus 3.25%), 7/19/24	172,375	168,066
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 9.58%, (3-month LIBOR plus 7.25%), 7/18/25	172,021	170,015
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.91%, (1-month LIBOR plus 3.50%), 11/6/24	763,639	763,043
		1,427,244
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 6/19/26(8)	850,000	847,875
Metals and Mining — 0.1%
Big River Steel LLC, Term Loan B, 7.33%, (3-month LIBOR plus 5.00%), 8/23/23	245,256	247,095
Neenah Foundry Company, 2017 Term Loan, 8.85%, (2-month LIBOR plus 6.50%), 12/13/22	232,057	229,736
Neenah Foundry Company, 2017 Term Loan, 8.98%, (2-month LIBOR plus 6.50%), 12/13/22	200,574	198,569
		675,400
Multi-Utilities — 0.1%
TEX Operations Co. LLC, Exit Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 8/4/23	679,802	679,761
Oil, Gas and Consumable Fuels — 0.5%
BCP Renaissance Parent LLC, 2017 Term Loan B, 6.08%, (3-month LIBOR plus 3.50%), 10/31/24	494,194	493,709
California Resources Corporation, 2017 1st Lien Term Loan, 7.15%, (1-month LIBOR plus 4.75%), 12/31/22	2,025,000	1,941,469
Cloud Peak Energy Inc., DIP Term Loan, 11.44%, (1-month LIBOR plus 9.00%), 5/10/26	535,092	535,092
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 6.19%, (1-month LIBOR plus 3.75%), 5/25/25	247,500	244,818
Prairie ECI Acquiror LP, Term Loan B, 7.08%, (3-month LIBOR plus 4.75%), 3/11/26	324,188	326,214
		3,541,302
Pharmaceuticals†
HLF Financing S.a r.l., 2018 Term Loan B, 5.65%, (1-month LIBOR plus 3.25%), 8/18/25	198,001	198,109
Professional Services — 0.1%
Dun & Bradstreet Corporation (The), Term Loan, 7.40%, (1-month LIBOR plus 5.00%), 2/6/26	350,000	350,548
Software†
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 4.65%, (1-month LIBOR plus 2.25%), 4/16/25	109,432	109,152
SS&C Technologies Inc., 2018 Term Loan B3, 4.65%, (1-month LIBOR plus 2.25%), 4/16/25	159,571	159,162
		268,314
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 7.60%, (3-month LIBOR plus 5.00%), 4/16/26	700,000	673,638
Technology Hardware, Storage and Peripherals†
Western Digital Corporation, 2018 Term Loan B4, 4.15%, (1-month LIBOR plus 1.75%), 4/29/23	184,595	181,134
Trading Companies and Distributors — 0.2%
Foundation Building Materials Holding Company LLC, 2018 Term Loan B, 5.40%, (1-month LIBOR plus 3.00%), 8/13/25	597,000	595,507
HD Supply, Inc., Term Loan B5, 4.15%, (1-month LIBOR plus 1.75%), 10/17/23	547,681	547,826
		1,143,333
TOTAL BANK LOAN OBLIGATIONS (Cost $30,281,991)		30,028,123
PREFERRED STOCKS — 1.9%
Banks — 1.3%
Bank of America Corp., 6.25%	1,775,000	1,935,078

Bank of America Corp., 5.875%	200,000	208,940
Bank of America Corp., 5.125%	325,000	327,438
Bank of Nova Scotia (The), 4.65%	325,000	311,059
Citigroup, Inc., 6.25%	675,000	741,923
Citigroup, Inc., 5.90%	700,000	726,008
JPMorgan Chase & Co., 6.05%	986,000	985,339
JPMorgan Chase & Co., 6.10%	1,100,000	1,185,839
JPMorgan Chase & Co., 6.125%	275,000	293,787
Lloyds Banking Group plc, 6.66%(1)	1,985,000	2,099,137
		8,814,548
Capital Markets — 0.2%
Charles Schwab Corp. (The), 5.00%	825,000	822,129
Goldman Sachs Group, Inc. (The), 5.375%	750,000	754,286
		1,576,415
Internet and Direct Marketing Retail†
MYT Holding Co., 10.00%(1)	92,632	85,916
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer Operating LP, 6.25%	1,050,000	978,096
Energy Transfer Operating LP, 6.625%	350,000	327,782
Plains All American Pipeline LP, 6.125%	425,000	405,458
Summit Midstream Partners LP, 9.50%	1,000,000	900,715
		2,612,051
TOTAL PREFERRED STOCKS (Cost $13,444,103)		13,088,930
CONVERTIBLE BONDS — 0.4%
Banks — 0.3%
Barclays Bank plc, 7.625%, 11/21/22	830,000	906,854
Barclays plc, VRN, 8.00%(9)	200,000	209,893
Barclays plc, VRN, 7.75%(9)	200,000	205,143
Lloyds Banking Group plc, VRN, 7.50%(9)	200,000	210,421
Royal Bank of Scotland Group plc, VRN, 8.625%(9)	600,000	648,150
Royal Bank of Scotland Group plc, VRN, 8.00%(9)	200,000	216,750
		2,397,211
Oil, Gas and Consumable Fuels — 0.1%
Chesapeake Energy Corp., 5.50%, 9/15/26	175,000	140,119
Denbury Resources, Inc., 6.375%, 12/31/24(1)	359,750	233,945
		374,064
TOTAL CONVERTIBLE BONDS (Cost $2,815,461)		2,771,275
COMMON STOCKS — 0.2%
Energy Equipment and Services†
Parker Drilling Co.(3)	11,731	237,905
Media†
Cumulus Media, Inc., Class A(3)	2,563	47,544
Multi-Utilities†
GenOn Holdings, Inc.(3)	1,151	224,445
Oil, Gas and Consumable Fuels — 0.1%
Denbury Resources, Inc.(3)	70,284	87,152
Jones Energy II, Inc.(3)	15,461	200,993
		288,145

Software — 0.1%
Avaya Holdings Corp.(3)	25,228	300,465
TOTAL COMMON STOCKS (Cost $1,180,843)		1,098,504
WARRANTS†
Oil, Gas and Consumable Fuels†
Jones Energy II, Inc.(3) (Cost $11,372)	4,374	4,855
ESCROW INTERESTS† (10)
Multi-Utilities†
GenOn Energy(3) (Cost $123,420)	425,000	—
TEMPORARY CASH INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $10,491,280)	10,491,280	10,491,280
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $710,288,265)		693,735,474
OTHER ASSETS AND LIABILITIES — 0.2%		1,345,590
TOTAL NET ASSETS — 100.0%		$695,081,064

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $380,597,615, which represented 54.8% of total net assets. Of these securities, 0.4% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Non-income producing.

(4)	Security is in default.

(5)	The security's rate was paid in cash at the last payment date.

(6)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

(7)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(8)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(9)	Perpetual maturity with no stated maturity date.

(10)
Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	636,252,507	—
Bank Loan Obligations	—	30,028,123	—
Preferred Stocks	—	13,088,930	—
Convertible Bonds	—	2,771,275	—
Common Stocks	1,098,504	—	—
Warrants	4,855	—	—
Escrow Interests	—	—	—
Temporary Cash Investments	10,491,280	—	—
	11,594,639	682,140,835	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2019

Short Duration - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 31.1%
U.S. Treasury Bills, 2.50%, 2/27/20(1)(2)	8,000,000	7,896,424
U.S. Treasury Bills, 2.22%, 5/21/20(2)	9,000,000	8,845,679
U.S. Treasury Bills, 2.02%, 6/18/20(2)	10,400,000	10,210,831
U.S. Treasury Notes, 1.375%, 10/31/20(1)	800,000	794,828
U.S. Treasury Notes, 2.75%, 9/15/21	7,000,000	7,154,492
U.S. Treasury Notes, 2.625%, 12/15/21	16,000,000	16,348,125
U.S. Treasury Notes, 1.875%, 1/31/22	24,000,000	24,080,625
U.S. Treasury Notes, 2.375%, 3/15/22	6,000,000	6,105,586
U.S. Treasury Notes, 1.75%, 6/15/22	7,000,000	7,008,066
U.S. Treasury Notes, 1.875%, 9/30/22	36,600,000	36,773,707
U.S. Treasury Notes, 2.00%, 11/30/22	3,000,000	3,026,543
TOTAL U.S. TREASURY SECURITIES (Cost $126,431,821)		128,244,906
CORPORATE BONDS — 30.5%
Aerospace and Defense — 0.7%
Boeing Co. (The), 2.70%, 5/1/22	1,000,000	1,014,441
United Technologies Corp., 1.50%, 11/1/19	2,000,000	1,994,337
		3,008,778
Air Freight and Logistics — 0.3%
FedEx Corp., 3.40%, 1/14/22	1,000,000	1,025,306
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(3)	476,000	478,474
Automobiles — 1.3%
Daimler Finance North America LLC, 2.30%, 1/6/20(3)	1,000,000	998,682
Daimler Finance North America LLC, 3.40%, 2/22/22(3)	1,000,000	1,020,300
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	1,000,000	999,495
General Motors Financial Co., Inc., 3.20%, 7/6/21	1,500,000	1,513,254
General Motors Financial Co., Inc., 4.20%, 11/6/21	1,000,000	1,030,031
		5,561,762
Banks — 5.6%
Banco de Credito del Peru, 2.25%, 10/25/19(3)	400,000	400,000
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,000,000	998,802
Bank of America Corp., VRN, 3.00%, 12/20/23	2,713,000	2,763,203
Barclays Bank plc, 5.14%, 10/14/20	850,000	873,671
Barclays plc, 2.75%, 11/8/19	1,000,000	999,245
CIT Group, Inc., 5.00%, 8/15/22	500,000	530,000
Citibank N.A., 2.125%, 10/20/20	1,000,000	998,059
Citibank N.A., VRN, 3.17%, 2/19/22	3,000,000	3,038,543
Discover Bank, 3.10%, 6/4/20	1,500,000	1,507,415
HSBC Bank plc, 4.125%, 8/12/20(3)	2,015,000	2,055,257
Huntington National Bank (The), 3.125%, 4/1/22	1,000,000	1,019,631
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	1,999,506
Royal Bank of Canada, 2.15%, 10/26/20	1,460,000	1,459,297
SunTrust Bank, 2.80%, 5/17/22	1,000,000	1,012,985

Synchrony Bank, 3.65%, 5/24/21	1,000,000	1,016,649
Wells Fargo & Co., MTN, 3.00%, 1/22/21	2,500,000	2,523,040
		23,195,303
Beverages — 0.6%
Constellation Brands, Inc., 2.00%, 11/7/19	1,800,000	1,796,150
Constellation Brands, Inc., 3.875%, 11/15/19	830,000	833,887
		2,630,037
Biotechnology — 0.4%
AbbVie, Inc., 2.50%, 5/14/20	1,000,000	999,967
Gilead Sciences, Inc., 1.85%, 9/20/19	440,000	439,485
		1,439,452
Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	3,000,109
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	500,000	510,385
Morgan Stanley, MTN, 5.625%, 9/23/19	3,000,000	3,020,978
Morgan Stanley, MTN, 5.50%, 7/28/21	1,000,000	1,062,191
		7,593,663
Chemicals — 0.7%
Ashland LLC, 4.75%, 8/15/22	960,000	1,006,800
Sherwin-Williams Co. (The), 2.25%, 5/15/20	2,000,000	1,996,637
		3,003,437
Commercial Services and Supplies — 0.1%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	500,000	501,875
Consumer Finance — 1.1%
American Express Co., 3.00%, 2/22/21	1,000,000	1,011,043
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,500,000	1,500,560
Capital One N.A., 2.35%, 1/31/20	1,230,000	1,229,544
Capital One N.A., 2.25%, 9/13/21	1,000,000	996,477
		4,737,624
Containers and Packaging — 0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(3)	800,000	815,000
Ball Corp., 4.375%, 12/15/20	1,000,000	1,024,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	872,197	875,468
		2,714,968
Diversified Financial Services — 0.5%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	1,000,000	1,007,937
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(3)	1,000,000	1,006,685
		2,014,622
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.45%, 6/30/20	1,750,000	1,749,524
Deutsche Telekom International Finance BV, 6.00%, 7/8/19	1,000,000	1,000,548
		2,750,072
Electric Utilities — 0.2%
American Electric Power Co., Inc., 2.15%, 11/13/20	1,000,000	997,798
Entertainment — 0.3%
Viacom, Inc., 4.50%, 3/1/21	1,000,000	1,030,734
Equity Real Estate Investment Trusts (REITs) — 0.4%
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21	1,000,000	1,019,870

VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	513,153
		1,533,023
Food and Staples Retailing — 0.3%
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)	1,370,000	1,365,781
Food Products — 0.7%
Conagra Brands, Inc., 3.80%, 10/22/21	1,000,000	1,027,781
Kraft Heinz Foods Co., 5.375%, 2/10/20	1,000,000	1,016,615
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	1,000,184
		3,044,580
Gas Utilities — 0.6%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	753,517
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	400,000	423,341
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,310,000	1,360,692
		2,537,550
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 2.68%, 12/15/19	1,000,000	1,000,415
Health Care Providers and Services — 2.9%
Anthem, Inc., 2.50%, 11/21/20	1,000,000	1,002,120
Cigna Corp., 3.20%, 9/17/20(3)	2,000,000	2,018,414
CVS Health Corp., 3.35%, 3/9/21	3,000,000	3,041,603
DaVita, Inc., 5.75%, 8/15/22	630,000	637,875
Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	2,005,537
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(3)	850,000	861,879
HCA, Inc., 4.25%, 10/15/19	500,000	502,039
Tenet Healthcare Corp., 4.75%, 6/1/20	1,000,000	1,013,750
Universal Health Services, Inc., 4.75%, 8/1/22(3)	1,000,000	1,011,250
		12,094,467
Hotels, Restaurants and Leisure — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	760,000	761,900
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,000,000	1,002,679
		1,764,579
Household Durables — 0.6%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	1,000,479
Lennar Corp., 2.95%, 11/29/20	1,500,000	1,496,250
		2,496,729
Insurance — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,000,000	1,025,426
Internet and Direct Marketing Retail — 0.1%
eBay, Inc., 2.15%, 6/5/20	400,000	399,057
IT Services — 0.5%
International Business Machines Corp., 2.85%, 5/13/22	2,000,000	2,033,126
Life Sciences Tools and Services — 0.3%
IQVIA, Inc., 4.875%, 5/15/23(3)	1,000,000	1,027,500
Machinery — 0.5%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	860,000	857,011
Oshkosh Corp., 5.375%, 3/1/25	1,000,000	1,040,000
		1,897,011
Media — 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,000,000	1,018,300

Comcast Corp., 3.30%, 10/1/20	2,000,000	2,026,849
Discovery Communications LLC, 2.20%, 9/20/19	500,000	499,322
Discovery Communications LLC, 2.95%, 3/20/23	500,000	504,777
Interpublic Group of Cos., Inc. (The), 3.50%, 10/1/20	2,000,000	2,025,540
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)	930,000	959,295
		7,034,083
Metals and Mining — 0.4%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)	700,000	742,875
Steel Dynamics, Inc., 5.25%, 4/15/23	750,000	764,063
		1,506,938
Multi-Utilities — 0.9%
CenterPoint Energy, Inc., 3.60%, 11/1/21	2,000,000	2,054,614
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,510,283
		3,564,897
Oil, Gas and Consumable Fuels — 1.9%
Anadarko Petroleum Corp., 4.85%, 3/15/21	1,632,000	1,689,538
Antero Resources Corp., 5.375%, 11/1/21	930,000	921,863
Continental Resources, Inc., 5.00%, 9/15/22	400,000	403,552
Encana Corp., 3.90%, 11/15/21	930,000	952,647
Energy Transfer Operating LP, 4.15%, 10/1/20	1,179,000	1,199,416
Energy Transfer Operating LP, 7.50%, 10/15/20	450,000	477,413
Williams Cos., Inc. (The), 4.125%, 11/15/20	1,000,000	1,018,240
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,109,366
		7,772,035
Pharmaceuticals — 0.7%
Allergan Funding SCS, 3.00%, 3/12/20	1,000,000	1,003,096
Bristol-Myers Squibb Co., 2.60%, 5/16/22(3)	2,000,000	2,029,582
		3,032,678
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	2,000,000	1,982,868
Software — 0.7%
Microsoft Corp., 1.85%, 2/6/20	3,000,000	2,993,758
Specialty Retail — 0.1%
United Rentals North America, Inc., 4.625%, 7/15/23	390,000	399,555
Technology Hardware, Storage and Peripherals — 0.7%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(3)	500,000	508,473
EMC Corp., 2.65%, 6/1/20	1,000,000	994,641
Hewlett Packard Enterprise Co., 2.10%, 10/4/19(3)	670,000	669,098
Seagate HDD Cayman, 4.25%, 3/1/22	500,000	508,514
		2,680,726
TOTAL CORPORATE BONDS (Cost $125,269,713)		125,870,687
ASSET-BACKED SECURITIES — 15.2%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 3.23%, (1-month LIBOR plus 0.83%), 5/25/34	2,338,980	2,353,765
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	416,667	416,661
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(3)	4,420,000	4,424,628
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	675,000	679,946
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	294,203	294,327
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(3)	1,723,349	1,752,279
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	127,141	127,011

Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	777,744	811,483
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 3.06%, (1-month LIBOR plus 0.65%), 4/10/31(3)	909,908	910,746
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(3)	2,550,000	2,553,151
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(3)	1,729,000	1,728,338
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	249,433	249,274
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	214,662	213,628
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(3)	151,526	150,395
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	327,437	329,327
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	1,948,322	1,996,048
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.54%, (1-month LIBOR plus 1.15%), 12/17/36(3)	1,300,000	1,300,613
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.34%, (1-month LIBOR plus 0.95%), 3/17/37(3)	2,575,000	2,548,981
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.64%, (1-month LIBOR plus 1.25%), 3/17/37(3)	2,000,000	1,992,637
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.67%, (1-month LIBOR plus 1.28%), 6/17/37(3)	1,450,000	1,452,467
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.54%, (1-month LIBOR plus 1.15%), 7/17/37(3)	1,450,000	1,450,070
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.64%, (1-month LIBOR plus 1.25%), 1/17/38(3)	2,475,000	2,472,406
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(3)	206,018	206,560
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(3)	1,109,119	1,115,235
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	318,490	317,371
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(3)	651,003	644,760
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	349,515	349,018
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	267,756	265,631
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	1,305,359	1,301,728
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(3)	1,649,438	1,697,770
Progress Residential 2019-SFR2 Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(3)	2,600,000	2,656,680
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	1,071,558	1,078,926
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	2,125,000	2,139,991
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	2,000,000	2,024,249
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(3)	1,250,000	1,272,008
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(3)	1,775,000	1,827,019
Progress Residential Trust, Series 2018-SFR2, Class D, 4.34%, 8/17/35(3)	1,075,000	1,115,832
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	2,700,000	2,793,484
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	1,775,000	1,838,439
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	287,728	290,879
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	308,713	308,092
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	305,300	305,217
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(3)	252,381	254,111
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	229,570	228,819
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	1,877,950	1,924,151
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(3)	543,818	562,027
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(3)	1,512,495	1,560,798
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	1,346,599	1,357,479
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	461,826	470,083
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	1,124,749	1,124,731
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(3)	748,393	747,996
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	763,072	791,057
TOTAL ASSET-BACKED SECURITIES (Cost $62,029,885)		62,778,322
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.5%
Private Sponsor Collateralized Mortgage Obligations — 6.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.31%, 2/25/35	253,373	258,835

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	477,717	491,101
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	419,787	452,084
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.43%, 8/25/34	241,260	237,373
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.42%, 8/25/34	785,149	797,057
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	216,435	223,585
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	276,029	283,492
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	118,419	122,619
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	96,389	98,992
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,847	2,818
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(3)	378,159	383,000
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.68%, 8/25/35	223,833	232,107
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.72%, 1/25/37	934,740	837,646
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.67%, 5/25/34	92,144	95,115
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.97%, 1/25/35	89,887	89,948
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	516,366	532,240
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	280,304	274,389
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(3)	400,132	404,587
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	679,690	689,315
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.66%, 11/21/34	329,955	344,513
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	292,530	297,549
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	1,683,131	1,768,428
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.90%, (1-month LIBOR plus 1.50%), 6/25/57(3)	1,686,266	1,720,263
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	624,458	635,881
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	682,546	703,103
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	708,858	718,988
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	865,732	877,987
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	543,413	552,632
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	102,451	104,231
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.84%, 7/25/36	632,486	619,206
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	275,009	273,779
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.19%, 8/25/35	427,408	436,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.01%, 2/25/34	499,238	521,972
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.99%, 6/25/34	189,046	195,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.86%, 9/25/34	141,596	147,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	181,591	187,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	507,199	522,077
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	504,680	508,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.92%, 6/25/35	184,384	187,240
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.95%, 6/25/35	213,020	223,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.70%, (1-month LIBOR plus 0.30%), 5/25/35	315,658	304,506
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.99%, 3/25/35	250,091	258,389
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.93%, 10/25/35	1,260,000	1,299,710
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.10%, 4/25/35	190,539	194,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	75,255	75,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	599,271	602,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	451,159	445,197
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	194,859	198,013
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	181,868	184,812

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.16%, 3/25/36	721,524	719,102
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 5.01%, 7/25/36	132,293	134,985
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.98%, 7/25/36	270,568	277,890
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.99%, 7/25/36	339,024	345,170
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.76%, 9/25/36	124,861	127,488
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.75%, 10/25/36	70,663	70,774
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.75%, 10/25/36	51,030	50,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.72%, 10/25/36	366,532	367,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.87%, 12/25/36	637,940	635,084
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 4.99%, 3/25/36	202,846	208,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	414,714	417,149
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	133,810	135,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	555,040	561,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	73,484	75,657
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	219,496	222,571
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	16,153	16,488
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	104,234	106,456
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	78,090	78,392
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	517,110	523,703
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	448,841	453,537
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	39,085	41,677
		27,187,374
U.S. Government Agency Collateralized Mortgage Obligations — 4.9%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.65%, (1-month LIBOR plus 3.25%), 5/25/25	550,000	587,918
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.60%, (1-month LIBOR plus 1.20%), 10/25/29	2,600,070	2,616,175
FNMA, Series 2006-60, Class KF, VRN, 2.70%, (1-month LIBOR plus 0.30%), 7/25/36	659,066	657,950
FNMA, Series 2009-33, Class FB, VRN, 3.22%, (1-month LIBOR plus 0.82%), 3/25/37	762,424	780,135
FNMA, Series 2014-C02, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	506,659	524,045
FNMA, Series 2014-C02, Class 2M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	757,713	776,417
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	21,893,455	3,699,696
FNMA, Series 2016-C03, Class 2M2, VRN, 8.30%, (1-month LIBOR plus 5.90%), 10/25/28	450,606	496,285
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	14,788,399	3,447,651
FNMA, Series 2017-C03, Class 1M2, VRN, 5.40%, (1-month LIBOR plus 3.00%), 10/25/29	1,200,000	1,253,718
FNMA, Series 2017-C05, Class 1M2, VRN, 4.60%, (1-month LIBOR plus 2.20%), 1/25/30	750,000	757,814
FNMA, Series 2018-C02, Class 2M1, VRN, 3.05%, (1-month LIBOR plus 0.65%), 8/25/30	1,227,096	1,227,737
FNMA, Series 417, Class C5, IO, 3.50%, 2/25/43	18,742,256	3,340,320
		20,165,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,975,950)		47,353,235
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.07%, (3-month LIBOR plus 1.55%), 5/15/30(3)	375,000	369,934
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.04%, (3-month LIBOR plus 1.45%), 4/20/31(3)	600,000	588,599
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.02%, (3-month LIBOR plus 1.50%), 5/15/31(3)	725,000	713,972
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(3)	450,000	444,854
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(3)	1,200,000	1,175,612
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 4.00%, (3-month LIBOR plus 1.40%), 4/18/31(3)	1,500,000	1,466,622
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(3)	300,000	299,739
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(3)	400,000	398,204
KKR CLO Ltd., Series 2022A, Class B, VRN, 4.19%, (3-month LIBOR plus 1.60%), 7/20/31(3)	500,000	494,652

LCM XIV LP, Series 2014A, Class AR, VRN, 3.62%, (3-month LIBOR plus 1.04%), 7/20/31(3)	375,000	371,664
LCM XIV LP, Series 2014A, Class BR, VRN, 4.17%, (3-month LIBOR plus 1.58%), 7/20/31(3)	1,250,000	1,241,197
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(3)	325,000	323,990
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.09%, (3-month LIBOR plus 1.50%), 4/19/30(3)	750,000	745,253
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(3)	1,000,000	993,157
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(3)	575,000	567,880
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(3)	500,000	500,203
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.98%, (3-month LIBOR plus 1.40%), 4/25/31(3)	1,000,000	979,420
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.30%, (3-month LIBOR plus 1.70%), 10/18/31(3)	750,000	747,239
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,560,484)		12,422,191
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	1,000,000	1,034,964
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	1,925,000	1,968,669
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	1,000,000	1,027,679
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 6/15/34(3)	1,880,000	1,882,370
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 7/13/29(3)	1,400,000	1,424,687
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(3)	1,000,000	1,014,528
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,332,231)		8,352,897
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	300,136	316,959
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.87%), 7/1/36	37,354	39,373
FHLMC, VRN, 4.63%, (12-month LIBOR plus 1.88%), 7/1/40	136,871	143,269
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 9/1/40	74,577	77,835
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.78%), 2/1/41	275,533	285,999
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	90,400	95,045
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	171,387	179,375
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	164,661	172,685
FHLMC, VRN, 2.08%, (12-month LIBOR plus 1.65%), 12/1/42	435,443	449,911
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43	70,156	72,794
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	43,830	45,342
FHLMC, VRN, 4.44%, (12-month LIBOR plus 1.65%), 6/1/43	56,745	58,793
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	1,197	1,237
FNMA, VRN, 4.26%, (6-month LIBOR plus 1.57%), 6/1/35	227,447	236,067
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	102,648	106,449
FNMA, VRN, 4.68%, (12-month LIBOR plus 1.70%), 12/1/37	4,233	4,456
FNMA, VRN, 4.44%, (12-month LIBOR plus 1.69%), 8/1/39	49,405	51,757
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	29,791	31,580
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41	369,300	380,370
FNMA, VRN, 3.00%, (12-month LIBOR plus 1.82%), 11/1/41	381,285	390,853
		3,140,149
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 5.50%, 12/1/36	1,255	1,339
FNMA, 5.00%, 7/1/20	2,742	2,807
FNMA, 3.50%, 3/1/34	377,397	391,878

FNMA, 5.50%, 7/1/36	1,964	2,169
		398,193
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,504,164)		3,538,342
BANK LOAN OBLIGATIONS(4) — 0.7%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	550,000	550,344
Health Care Providers and Services — 0.4%
DaVita, Inc., Term Loan B, 5.14%, (1-week LIBOR plus 2.75%), 6/24/21	992,167	992,996
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	589,511	590,481
		1,583,477
Hotels, Restaurants and Leisure — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 12/22/24	7,850	7,726
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 3/21/25	311,587	310,054
		317,780
IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 4/26/24	180,000	180,000
Pharmaceuticals†
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.41%, (1-month LIBOR plus 3.00%), 6/2/25	141,540	141,643
TOTAL BANK LOAN OBLIGATIONS (Cost $2,781,695)		2,773,244
TEMPORARY CASH INVESTMENTS — 4.2%
Crown Point Capital Co., 2.45%, 7/1/19(2)(3)	17,000,000	16,996,565
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $781), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $767)		767
State Street Institutional U.S. Government Money Market Fund, Premier Class	172,367	172,367
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,173,134)		17,169,699
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $405,059,077)		408,503,523
OTHER ASSETS AND LIABILITIES — 1.0%		4,175,885
TOTAL NET ASSETS — 100.0%		$412,679,408

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	50	September 2019	$5,000,000	$6,906,250	$61,262
U.S. Treasury 2-Year Notes	749	September 2019	$149,800,000	161,169,586	821,949
				$168,075,836	$883,211

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	11	September 2019	$1,100,000	$1,407,656	$(17,619)
U.S. Treasury 5-Year Notes	288	September 2019	$28,800,000	34,029,000	(364,140)
				$35,436,656	$(381,759)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$7,250,000	$(447,802)	$(107,167)	$(554,969)
Markit CDX North America Investment Grade Index Series 32	Sell	1.00%	6/20/24	$6,000,000	107,424	22,163	129,587
					$(340,378)	$(85,004)	$(425,382)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $650,917.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $125,882,714, which represented 30.5% of total net assets.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	128,244,906	—
Corporate Bonds	—	125,870,687	—
Asset-Backed Securities	—	62,778,322	—
Collateralized Mortgage Obligations	—	47,353,235	—
Collateralized Loan Obligations	—	12,422,191	—
Commercial Mortgage-Backed Securities	—	8,352,897	—
U.S. Government Agency Mortgage-Backed Securities	—	3,538,342	—
Bank Loan Obligations	—	2,773,244	—
Temporary Cash Investments	172,367	16,997,332	—
	172,367	408,331,156	—
Other Financial Instruments
Futures Contracts	883,211	—	—
Swap Agreements	—	129,587	—
	883,211	129,587	—

Liabilities
Other Financial Instruments
Futures Contracts	381,759	—	—
Swap Agreements	—	554,969	—
	381,759	554,969	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2019

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 86.0%
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	70,092,600	70,648,365
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	361,207,050	357,905,751
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	51,022,350	51,348,299
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	123,237,991	122,489,622
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22(1)	102,977,420	102,188,258
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,223,056	6,205,917
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	257,958,960	256,571,708
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	85,699,873	86,728,488
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	41,178,750	41,525,395
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	203,710,920	207,320,223
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	41,542,840	42,071,973
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	35,820,476	35,875,040
TOTAL U.S. TREASURY SECURITIES (Cost $1,378,375,902)		1,380,879,039
ASSET-BACKED SECURITIES — 3.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	866,667	866,655
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	2,625,000	2,644,233
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	1,190,184	1,190,686
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	434,534	434,090
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	147,165	147,072
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	627,151	624,128
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,284,562	1,291,977
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.34%, (1-month LIBOR plus 0.95%), 3/17/37(2)	3,875,000	3,835,846
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.54%, (1-month LIBOR plus 1.15%), 7/17/37(2)	6,600,000	6,600,321
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.64%, (1-month LIBOR plus 1.25%), 1/17/38(2)	10,900,000	10,888,576
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	605,825	604,965
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	1,035,324	1,027,108
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	7,058,562	7,286,852
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	1,159,458	1,172,157
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	291,402	290,816
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	1,237,269	1,236,933
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	882,569	879,683
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	2,583,137	2,669,628
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	3,800,000	3,864,558
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	1,929,111	1,954,072
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	1,574,649	1,574,623
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	3,539,275	3,534,109
TOTAL ASSET-BACKED SECURITIES (Cost $54,265,216)		54,619,088
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 1.9%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	50,093	53,633
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.31%, 2/25/35	380,060	388,252
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.24%, 11/25/34	639,005	633,709

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	730,902	751,378
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.43%, 8/25/34	268,066	263,748
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	293,733	303,437
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	414,466	429,167
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.68%, 8/25/35	373,055	386,845
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.72%, 1/25/37	444,002	397,882
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	485,845	514,004
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	309,820	319,344
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	664,453	650,431
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.67%, 4/25/35	372,140	381,852
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.48%, 6/25/36	419,224	374,390
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	303,714	333,121
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	117,012	119,019
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.90%, (1-month LIBOR plus 1.50%), 6/25/57(2)	2,810,443	2,867,105
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	830,417	831,436
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	3,412,731	3,515,513
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	3,462,927	3,511,947
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	845,217	859,905
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.14%, (1-month LIBOR plus 0.74%), 9/25/44	456,287	457,044
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.84%, 7/25/36	1,264,971	1,238,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	99,307	102,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	554,912	554,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.92%, 6/25/35	931,140	945,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.99%, 3/25/35	390,332	403,282
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.10%, 4/25/35	396,955	405,952
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	417,932	421,604
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	352,552	352,532
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	217,590	219,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	649,530	660,042
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	275,211	276,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.16%, 3/25/36	1,175,371	1,171,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.75%, 10/25/36	614,459	615,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.75%, 10/25/36	161,425	161,078
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.72%, 10/25/36	261,808	262,212
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 4.99%, 3/25/36	540,922	555,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 5.09%, 5/25/36	293,275	305,686
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	210,273	212,881
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	569,710	576,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	494,231	508,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	131,698	133,542
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	29,076	29,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	739,465	755,229
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	124,944	125,428
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, SEQ, 5.25%, 3/25/37	257,617	268,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	317,639	323,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	746,140	753,948
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	150,067	145,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	244,280	260,484

WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	225,572	230,425
		31,319,071
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FNMA, Series 2014-C02, Class 1M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	1,548,956	1,602,110
FNMA, Series 2014-C02, Class 2M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	2,296,100	2,352,780
FNMA, Series 2016-C03, Class 2M2, VRN, 8.30%, (1-month LIBOR plus 5.90%), 10/25/28	1,802,424	1,985,140
		5,940,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,588,027)		37,259,101
CORPORATE BONDS — 2.3%
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	644,000	647,347
Banks — 0.1%
Banco de Credito del Peru, 2.25%, 10/25/19(2)	1,400,000	1,400,000
Commercial Services and Supplies†
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	650,000	652,438
Containers and Packaging — 0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(2)	2,000,000	2,037,500
Ball Corp., 4.375%, 12/15/20	950,000	973,275
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	998,181	1,001,924
		4,012,699
Health Care Providers and Services — 0.6%
DaVita, Inc., 5.75%, 8/15/22	1,515,000	1,533,937
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(2)	1,580,000	1,602,081
HCA, Inc., 4.25%, 10/15/19	3,280,000	3,293,376
Tenet Healthcare Corp., 4.75%, 6/1/20	2,370,000	2,402,587
		8,831,981
Hotels, Restaurants and Leisure†
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	580,000	581,450
Household Durables — 0.2%
Lennar Corp., 2.95%, 11/29/20	2,350,000	2,344,125
Life Sciences Tools and Services — 0.2%
IQVIA, Inc., 4.875%, 5/15/23(2)	2,530,000	2,599,575
Media — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	2,380,000	2,423,554
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	2,450,000	2,527,175
		4,950,729
Metals and Mining — 0.1%
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,528,125
Multi-Utilities†
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	704,521
Oil, Gas and Consumable Fuels — 0.3%
Encana Corp., 3.90%, 11/15/21	1,100,000	1,126,787
Energy Transfer Operating LP, 7.50%, 10/15/20	727,000	771,287
Petroleos Mexicanos, 6.00%, 3/5/20	160,000	162,200
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,776,950
		4,837,224
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	900,000	915,250
EMC Corp., 2.65%, 6/1/20	1,950,000	1,939,550

Seagate HDD Cayman, 4.25%, 3/1/22	667,000	678,358
		3,533,158
TOTAL CORPORATE BONDS (Cost $36,816,008)		36,623,372
COLLATERALIZED LOAN OBLIGATIONS — 1.7%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.07%, (3-month LIBOR plus 1.55%), 5/15/30(2)	1,625,000	1,603,047
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.04%, (3-month LIBOR plus 1.45%), 4/20/31(2)	3,300,000	3,237,294
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.02%, (3-month LIBOR plus 1.50%), 5/15/31(2)	4,525,000	4,456,171
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.14%, (3-month LIBOR plus 1.55%), 4/20/30(2)	3,000,000	2,958,805
KKR CLO Ltd., Series 22A, Class B, VRN, 4.19%, (3-month LIBOR plus 1.60%), 7/20/31(2)	1,775,000	1,756,015
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.09%, (3-month LIBOR plus 1.50%), 4/19/30(2)	4,150,000	4,123,736
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.10%, (3-month LIBOR plus 1.50%), 4/15/31(2)	3,300,000	3,260,355
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(2)	3,300,000	3,297,350
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(2)	2,500,000	2,469,045
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $27,463,753)		27,161,818
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 6/15/34(2)	5,800,000	5,807,311
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(2)	2,750,000	2,789,951
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,576,116)		8,597,262
BANK LOAN OBLIGATIONS(3) — 0.3%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	1,720,000	1,721,075
Food Products — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	817,264	814,481
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	252,943	252,082
		1,066,563
Hotels, Restaurants and Leisure†
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 3/21/25	412,792	410,761
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.33%, (3-month LIBOR plus 2.00%), 4/30/25	1,786,398	1,786,398
Technology Hardware, Storage and Peripherals†
Dell International LLC, 2017 Term Loan B, 4.41%, (1-month LIBOR plus 2.00%), 9/7/23	267,816	266,757
TOTAL BANK LOAN OBLIGATIONS (Cost $5,275,874)		5,251,554
TEMPORARY CASH INVESTMENTS — 3.3%
Credit Agricole Corporate and Investment Bank, 2.40%, 7/1/19(2)(4)	17,500,000	17,496,595
Crown Point Capital Co., 2.45%, 7/1/19(2)(4)	12,000,000	11,997,575
Federal Home Loan Bank Discount Notes, 2.14%, 7/1/19(4)	24,000,000	24,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	58,018	58,018
TOTAL TEMPORARY CASH INVESTMENTS (Cost $53,558,018)		53,552,188
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,600,918,914)		1,603,943,422
OTHER ASSETS AND LIABILITIES — 0.1%		1,911,553
TOTAL NET ASSETS — 100.0%		$1,605,854,975

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	1,138	September 2019	$227,600,000	$244,874,485	$1,373,825

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/24	$79,000,000	$(1,273,067)	$(409,019)	$(1,682,086)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	08/19/19	$24,500,000	$649	$(972,581)	$(971,932)
CPURNSA	Receive	2.06%	05/02/22	$22,000,000	635	(272,501)	(271,866)
CPURNSA	Receive	2.07%	05/03/22	$40,000,000	744	(526,573)	(525,829)
CPURNSA	Receive	2.02%	05/04/22	$23,500,000	643	(243,869)	(243,226)
CPURNSA	Receive	1.93%	09/05/22	$18,000,000	(610)	2,750	2,140
CPURNSA	Receive	1.71%	06/20/24	$30,000,000	(736)	105,797	105,061
					$1,325	$(1,906,977)	$(1,905,652)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(5)	CPURNSA	Receive	1.41%	8/27/20	$40,000,000	$700,086
Bank of America N.A.(5)	CPURNSA	Receive	1.49%	9/3/20	$9,700,000	129,159
Barclays Bank plc	CPURNSA	Receive	1.64%	2/3/20	$49,000,000	47,276
						$876,521
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,560,657.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $143,791,580, which represented 9.0% of total net assets. Of these securities, 1.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $848,717.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,380,879,039	—
Asset-Backed Securities	—	54,619,088	—
Collateralized Mortgage Obligations	—	37,259,101	—
Corporate Bonds	—	36,623,372	—
Collateralized Loan Obligations	—	27,161,818	—
Commercial Mortgage-Backed Securities	—	8,597,262	—
Bank Loan Obligations	—	5,251,554	—
Temporary Cash Investments	58,018	53,494,170	—
	58,018	1,603,885,404	—
Other Financial Instruments
Futures Contracts	1,373,825	—	—
Swap Agreements	—	983,722	—
	1,373,825	983,722	—

Liabilities
Other Financial Instruments
Swap Agreements	—	3,694,939	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2019

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 41.8%
Aerospace and Defense — 0.5%
United Technologies Corp., 1.50%, 11/1/19	800,000	797,735
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., 2.80%, 11/15/24	1,000,000	1,022,365
Airlines — 0.3%
United Continental Holdings, Inc., 4.25%, 10/1/22	500,000	513,750
Auto Components — 0.4%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	650,000	653,378
Automobiles — 1.0%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	250,000	253,738
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	800,000	799,596
General Motors Financial Co., Inc., 3.15%, 1/15/20	700,000	701,450
		1,754,784
Banks — 6.9%
Banco Santander SA, 3.50%, 4/11/22	600,000	615,637
Banistmo SA, 3.65%, 9/19/22	200,000	201,250
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,000,000	998,802
Bank of America Corp., VRN, 3.00%, 12/20/23	271,000	276,015
Barclays Bank plc, 5.14%, 10/14/20	1,000,000	1,027,849
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	1,060,000
Citigroup, Inc., 2.70%, 3/30/21	600,000	603,078
Citigroup, Inc., 2.90%, 12/8/21	800,000	808,333
Discover Bank, 3.10%, 6/4/20	1,000,000	1,004,943
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	207,551
JPMorgan Chase & Co., 4.625%, 5/10/21	800,000	832,900
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	800,000	817,978
Regions Financial Corp., 2.75%, 8/14/22	1,000,000	1,007,232
U.S. Bancorp, MTN, 3.60%, 9/11/24	1,000,000	1,050,305
Wells Fargo & Co., 3.07%, 1/24/23	1,000,000	1,015,696
		11,527,569
Beverages — 0.4%
Constellation Brands, Inc., 2.00%, 11/7/19	700,000	698,503
Biotechnology — 1.8%
AbbVie, Inc., 2.50%, 5/14/20	600,000	599,980
Biogen, Inc., 3.625%, 9/15/22	575,000	593,509
Celgene Corp., 3.25%, 8/15/22	1,075,000	1,105,179
Gilead Sciences, Inc., 4.40%, 12/1/21	750,000	784,254
		3,082,922
Capital Markets — 0.6%
Morgan Stanley, MTN, 5.50%, 7/28/21	1,000,000	1,062,191
Chemicals — 0.9%
Ashland LLC, 4.75%, 8/15/22	800,000	839,000
Sherwin-Williams Co. (The), 2.25%, 5/15/20	600,000	598,991
		1,437,991

Commercial Services and Supplies — 0.9%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	500,000	501,875
Republic Services, Inc., 3.55%, 6/1/22	1,000,000	1,032,077
		1,533,952
Communications Equipment — 0.3%
HTA Group Ltd., 9.125%, 3/8/22	400,000	421,040
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	100,000	103,988
		525,028
Consumer Finance — 1.2%
American Express Credit Corp., MTN, 2.20%, 3/3/20	950,000	949,179
Capital One N.A., 2.35%, 1/31/20	1,000,000	999,629
		1,948,808
Containers and Packaging — 1.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	200,000	203,750
Ball Corp., 5.00%, 3/15/22	300,000	316,125
Berry Global, Inc., 5.125%, 7/15/23	750,000	769,537
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	450,000	469,688
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	400,000	408,500
		2,167,600
Diversified Financial Services — 1.0%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	700,000	711,011
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	400,000	398,154
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	500,000	503,342
		1,612,507
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 2.45%, 6/30/20	200,000	199,946
AT&T, Inc., 3.875%, 8/15/21	800,000	824,193
Orange SA, 4.125%, 9/14/21	500,000	519,931
		1,544,070
Electric Utilities — 0.9%
American Electric Power Co., Inc., 2.15%, 11/13/20	600,000	598,679
Duke Energy Corp., 3.55%, 9/15/21	250,000	255,581
Progress Energy, Inc., 3.15%, 4/1/22	700,000	713,181
		1,567,441
Energy Equipment and Services†
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	80,156
Entertainment — 1.9%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,075,000	1,073,011
Netflix, Inc., 5.375%, 2/1/21	450,000	466,313
Netflix, Inc., 5.50%, 2/15/22	300,000	316,500
Viacom, Inc., 3.125%, 6/15/22	900,000	909,928
VTR Finance BV, 6.875%, 1/15/24	359,000	372,911
		3,138,663
Equity Real Estate Investment Trusts (REITs) — 0.7%
Equinix, Inc., 5.375%, 4/1/23	350,000	357,875
Essex Portfolio LP, 3.625%, 8/15/22	600,000	618,075
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	205,261
		1,181,211

Food Products — 0.4%
Conagra Brands, Inc., 3.80%, 10/22/21	600,000	616,669
Gas Utilities — 0.9%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	100,469
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 3.50%, 12/1/22	400,000	409,637
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	950,000	986,761
		1,496,867
Health Care Providers and Services — 3.2%
Anthem, Inc., 2.50%, 11/21/20	900,000	901,908
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	300,000	294,375
Cigna Corp., 3.20%, 9/17/20(1)	900,000	908,286
CVS Health Corp., 3.35%, 3/9/21	900,000	912,481
DaVita, Inc., 5.75%, 8/15/22	150,000	151,875
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	600,000	608,385
HCA, Inc., 5.00%, 3/15/24	500,000	545,046
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,000,000	1,014,810
		5,337,166
Hotels, Restaurants and Leisure — 0.7%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	300,000	305,250
International Game Technology plc, 6.25%, 2/15/22(1)	175,000	185,719
MGM Resorts International, 6.625%, 12/15/21	300,000	324,750
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	300,000	300,803
		1,116,522
Household Durables — 0.3%
Lennar Corp., 2.95%, 11/29/20	500,000	498,750
Insurance — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	500,000	512,713
American International Group, Inc., 4.125%, 2/15/24	485,000	513,952
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	700,000	720,828
WR Berkley Corp., 4.625%, 3/15/22	1,250,000	1,322,220
		3,069,713
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	200,000	200,099
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	775,000	793,188
Media — 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	700,000	711,882
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	600,000	605,411
Comcast Corp., 3.30%, 10/1/20	1,000,000	1,013,425
CSC Holdings LLC, 6.75%, 11/15/21	710,000	761,475
DISH DBS Corp., 5.125%, 5/1/20	300,000	302,247
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	700,000	722,050
TBG Global Pte Ltd., 5.25%, 2/10/22	200,000	203,328
TEGNA, Inc., 5.125%, 7/15/20	400,000	401,500
		4,721,318
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc., 5.00%, 12/15/21	460,000	473,800
Multi-Utilities — 0.5%
Sempra Energy, 2.875%, 10/1/22	825,000	831,484

Oil, Gas and Consumable Fuels — 4.0%
Anadarko Petroleum Corp., 4.85%, 3/15/21	558,000	577,673
Antero Resources Corp., 5.375%, 11/1/21	500,000	495,625
Antero Resources Corp., 5.125%, 12/1/22	750,000	722,813
Cimarex Energy Co., 4.375%, 6/1/24	1,000,000	1,061,083
Encana Corp., 3.90%, 11/15/21	600,000	614,611
Energy Transfer Operating LP, 4.15%, 10/1/20	500,000	508,658
Energy Transfer Operating LP, 7.50%, 10/15/20	500,000	530,459
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	500,000	516,715
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	199,800
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	41,700	42,512
Southwestern Energy Co., 4.10%, 3/15/22	700,000	684,250
Williams Cos., Inc. (The), 4.125%, 11/15/20	700,000	712,768
		6,666,967
Paper and Forest Products — 0.4%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	600,000	624,085
Pharmaceuticals — 1.1%
Allergan Funding SCS, 3.00%, 3/12/20	900,000	902,787
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	875,000	873,484
		1,776,271
Semiconductors and Semiconductor Equipment — 0.8%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	900,000	892,291
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	500,000	515,370
		1,407,661
Software — 0.2%
Symantec Corp., 4.20%, 9/15/20	300,000	304,732
Specialty Retail — 0.2%
United Rentals North America, Inc., 4.625%, 7/15/23	400,000	409,800
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	300,000	305,083
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	300,000	303,955
Seagate HDD Cayman, 4.25%, 3/1/22	242,000	246,121
		855,159
Trading Companies and Distributors — 0.3%
International Lease Finance Corp., 4.625%, 4/15/21	535,000	551,896
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc., 6.00%, 11/15/22	500,000	522,500
TOTAL CORPORATE BONDS (Cost $69,348,288)		70,125,271
ASSET-BACKED SECURITIES — 16.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	58,333	58,333
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A SEQ, 2.50%, 2/20/21(1)	300,000	299,892
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(1)	1,015,000	1,016,063
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A SEQ, 2.99%, 6/20/22(1)	1,200,000	1,213,123
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A SEQ, 3.45%, 3/20/23(1)	770,000	789,467
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	240,711	241,911
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	26,746	26,757
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	574,450	584,093
Enterprise Fleet Financing LLC, Series 2019-1, Class A2 SEQ, 2.98%, 10/22/24(1)	1,100,000	1,113,944
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 3.06%, (1-month LIBOR plus 0.65%), 4/10/31(1)	284,346	284,608

Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	1,525,000	1,526,884
Hertz Vehicle Financing II LP, Series 2016-3A, Class A SEQ, 2.27%, 7/25/20(1)	200,000	199,923
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	710,884	710,431
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	168,363	167,551
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	33,673	33,421
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	1,259,375	1,266,644
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	678,629	695,253
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 SEQ, 2.83%, 3/20/23	700,000	710,292
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.24%, (1-month LIBOR plus 0.85%), 12/17/36(1)	2,096,625	2,085,727
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.54%, (1-month LIBOR plus 1.15%), 12/17/36(1)	125,000	125,059
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 3/17/37(1)	962,688	952,165
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.34%, (1-month LIBOR plus 0.95%), 3/17/37(1)	325,000	321,716
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.64%, (1-month LIBOR plus 1.25%), 3/17/37(1)	860,000	856,834
Invitation Homes Trust, Series 2018-SFR2, Class A, VRN, 3.29%, (1-month LIBOR plus 0.90%), 6/17/37(1)	1,450,605	1,449,820
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.47%, (1-month LIBOR plus 1.08%), 6/17/37(1)	150,000	149,260
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.67%, (1-month LIBOR plus 1.28%), 6/17/37(1)	175,000	175,298
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.39%, (1-month LIBOR plus 1.00%), 7/17/37(1)	976,557	975,487
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.54%, (1-month LIBOR plus 1.15%), 7/17/37(1)	200,000	200,010
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.64%, (1-month LIBOR plus 1.25%), 1/17/38(1)	400,000	399,581
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	88,746	88,980
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	83,140	82,848
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	45,684	45,246
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	17,850	17,709
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	298,288	297,459
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	247,416	254,665
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	99,680	100,365
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	1,000,000	1,012,124
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	125,000	127,201
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	150,000	153,152
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	400,000	413,849
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	275,000	284,829
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(1)	700,000	718,461
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(1)	800,000	814,631
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	900,000	919,620
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	22,790	23,040
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	28,852	28,794
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	33,049	32,952
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	80,342	80,320
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	15,305	15,255
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	165,260	169,325
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	237,921	245,519
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	434,573	445,497
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(1)	695,317	705,712
Verizon Owner Trust, Series 2019-A, Class A1A SEQ, 2.93%, 9/20/23	1,000,000	1,017,977
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	187,458	187,455
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	374,196	373,650
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	77,958	77,916

VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	363,368	378,945
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	90,842	94,173
TOTAL ASSET-BACKED SECURITIES (Cost $27,538,657)		27,837,216
U.S. TREASURY SECURITIES — 14.7%
U.S. Treasury Bills, 2.55%, 1/30/20(2)	4,000,000	3,955,152
U.S. Treasury Notes, 2.50%, 1/31/21(3)	8,500,000	8,588,486
U.S. Treasury Notes, 2.25%, 4/30/21	10,000,000	10,082,812
U.S. Treasury Notes, 2.625%, 12/15/21	2,000,000	2,043,516
TOTAL U.S. TREASURY SECURITIES (Cost $24,448,961)		24,669,966
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
Private Sponsor Collateralized Mortgage Obligations — 3.1%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	27,950	28,262
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.31%, 2/25/35	50,675	51,767
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.24%, 11/25/34	74,551	73,933
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	18,273	18,784
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.42%, 8/25/34	58,886	59,779
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	57,974	59,889
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	73,805	75,800
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.72%, 1/25/37	39,726	35,600
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	1,562,510	1,592,409
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	38,727	39,918
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.53%, 9/25/35	127,866	131,195
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.45%, 2/25/35	23,402	23,747
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	850,629	862,786
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.14%, (1-month LIBOR plus 0.74%), 9/25/44	89,628	89,777
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	47,144	46,934
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.01%, 2/25/34	6,368	6,658
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.86%, 9/25/34	21,239	22,126
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.99%, 3/25/35	39,033	40,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.93%, 10/25/35	100,000	103,152
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	1,237,026	1,244,662
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.98%, 7/25/36	37,463	38,477
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 5.18%, 7/25/36	89,928	91,424
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.99%, 7/25/36	34,727	35,357
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.75%, 10/25/36	19,845	19,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.72%, 10/25/36	84,564	84,694
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.87%, 12/25/36	143,945	143,301
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	55,295	55,620
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	35,607	36,049
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	11,307	11,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	76,597	78,736
		5,202,507
U.S. Government Agency Collateralized Mortgage Obligations — 6.6%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.65%, (1-month LIBOR plus 3.25%), 5/25/25	100,000	106,894
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.60%, (1-month LIBOR plus 1.20%), 10/25/29	806,022	811,014
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.20%, (1-month LIBOR plus 1.80%), 7/25/30	1,300,000	1,294,700
FHLMC, Series 2019-DNA1, Class M1, VRN, 3.30%, (1-month LIBOR plus 0.90%), 1/25/49(1)	1,250,000	1,253,581
FNMA, Series 2014-C02, Class 2M2, VRN, 5.00%, (1-month LIBOR plus 2.60%), 5/25/24	267,878	274,491

FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	3,381,644	571,452
FNMA, Series 2016-C03, Class 2M2, VRN, 8.30%, (1-month LIBOR plus 5.90%), 10/25/28	45,061	49,629
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	2,480,676	578,325
FNMA, Series 2017-C03, Class 1M1, VRN, 3.35%, (1-month LIBOR plus 0.95%), 10/25/29	1,437,004	1,441,251
FNMA, Series 2017-C05, Class 1M2, VRN, 4.60%, (1-month LIBOR plus 2.20%), 1/25/30	350,000	353,646
FNMA, Series 2017-C07, Class 1M1, VRN, 3.05%, (1-month LIBOR plus 0.65%), 5/28/30	2,004,200	2,005,453
FNMA, Series 2018-C01, Class 1M1, VRN, 3.00%, (1-month LIBOR plus 0.60%), 7/25/30	888,887	888,710
FNMA, Series 2018-C02, Class 2M1, VRN, 3.05%, (1-month LIBOR plus 0.65%), 8/25/30	907,089	907,562
FNMA, Series 417, Class C5, IO, 3.50%, 2/25/43	2,526,515	450,286
		10,986,994
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,098,070)		16,189,501
COLLATERALIZED LOAN OBLIGATIONS — 5.9%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.07%, (3-month LIBOR plus 1.55%), 5/15/30(1)	1,000,000	986,490
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, VRN, 3.56%, (3-month LIBOR plus 0.97%), 4/17/31(1)	1,370,000	1,351,649
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	979,676
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(1)	1,200,000	1,188,084
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(1)	1,500,000	1,486,382
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(1)	900,000	893,841
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(1)	350,000	349,719
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(1)	1,500,000	1,481,427
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.66%, (3-month LIBOR plus 1.07%), 10/20/28(1)	1,250,000	1,250,508
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,964,628)		9,967,776
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	150,000	157,287
BX Commercial Mortgage Trust, Series 2018-IND, Class A, VRN, 3.14%, (1-month LIBOR plus 0.75%), 11/15/35(1)	812,124	813,625
BX Trust, Series 2018-MCSF, Class A, VRN, 2.97%, (1-month LIBOR plus 0.58%), 4/15/35(1)	600,000	600,204
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	75,000	79,881
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	250,000	257,446
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.09%, (1-month LIBOR plus 0.70%), 6/15/34(1)	1,000,000	1,001,260
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	250,000	263,425
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.20%, 12/15/46	190,000	204,742
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 7/13/29(1)	400,000	407,053
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(1)	200,000	202,906
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,946,417)		3,987,829
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%
Egypt — 0.6%
Egypt Government International Bond, 6.125%, 1/31/22	1,000,000	1,033,111
Hungary — 0.5%
Hungary Government International Bond, 6.375%, 3/29/21	800,000	855,160
Oman — 0.5%
Oman Government International Bond, 4.125%, 1/17/23	800,000	778,937
South Africa — 0.1%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	200,000	203,458
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,808,965)		2,870,666
BANK LOAN OBLIGATIONS(4) — 1.4%

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 2017 Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 1/31/25	157,471	154,104
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	250,000	250,156
		404,260
Food Products — 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	42,631	42,486
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	137,741	137,272
		179,758
Health Care Providers and Services — 0.4%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.90%, (1-month LIBOR plus 2.50%), 2/16/23	298,472	297,541
DaVita, Inc., Term Loan B, 5.14%, (1-week LIBOR plus 2.75%), 6/24/21	297,650	297,899
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	113,213	113,399
		708,839
Hotels, Restaurants and Leisure — 0.2%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 12/22/24	197,240	194,137
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 3/21/25	102,361	101,858
		295,995
IT Services — 0.2%
First Data Corporation, 2024 USD Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 4/26/24	330,000	330,000
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.41%, (1-month LIBOR plus 3.00%), 6/2/25	150,525	150,635
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC, 2017 Term Loan B, 4.41%, (1-month LIBOR plus 2.00%), 9/7/23	307,283	306,068
TOTAL BANK LOAN OBLIGATIONS (Cost $2,386,591)		2,375,555
TEMPORARY CASH INVESTMENTS — 4.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $7,051,874), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $6,925,060)		6,923,762
Repurchase Agreement, Fixed Income Clearing Corp, (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $1,340,946), at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $1,314,137)		1,314,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,828	12,828
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,250,590)		8,250,590
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $164,791,167)		166,274,370
OTHER ASSETS AND LIABILITIES — 0.9%		1,549,402
TOTAL NET ASSETS — 100.0%		$167,823,772

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$9,750,000	$(602,159)	$(144,178)	$(746,337)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $49,591,759, which represented 29.5% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on swap agreements. At the period end, the aggregate value of securities pledged was $379,639.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	70,125,271	—
Asset-Backed Securities	—	27,837,216	—
U.S. Treasury Securities	—	24,669,966	—
Collateralized Mortgage Obligations	—	16,189,501	—
Collateralized Loan Obligations	—	9,967,776	—
Commercial Mortgage-Backed Securities	—	3,987,829	—
Sovereign Governments and Agencies	—	2,870,666	—
Bank Loan Obligations	—	2,375,555	—
Temporary Cash Investments	12,828	8,237,762	—
	12,828	166,261,542	—
Liabilities
Other Financial Instruments
Swap Agreements	—	746,337	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
June 30, 2019

Strategic Income - Schedule of Investments
JUNE 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 37.0%
Aerospace and Defense — 0.3%
Lockheed Martin Corp., 3.80%, 3/1/45	75,000	80,021
Auto Components — 0.3%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	61,000	62,220
Automobiles — 1.5%
Ford Motor Co., 4.35%, 12/8/26	200,000	201,770
General Motors Financial Co., Inc., 3.70%, 5/9/23	150,000	152,283
		354,053
Banks — 2.4%
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	158,851
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	103,400
CIT Group, Inc., 5.00%, 8/15/22	125,000	132,500
Regions Financial Corp., 3.80%, 8/14/23	150,000	156,978
		551,729
Biotechnology — 0.7%
Amgen, Inc., 4.66%, 6/15/51	150,000	164,366
Building Products — 0.5%
Masco Corp., 4.45%, 4/1/25	100,000	106,516
Capital Markets — 0.3%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	80,000	76,721
Chemicals — 0.6%
Ashland LLC, 4.75%, 8/15/22	125,000	131,094
Commercial Services and Supplies — 0.6%
Covanta Holding Corp., 5.875%, 3/1/24	125,000	129,063
Consumer Finance — 0.3%
Discover Financial Services, 3.75%, 3/4/25	75,000	77,564
Containers and Packaging — 1.3%
Berry Global, Inc., 5.125%, 7/15/23	100,000	102,605
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	125,000	130,468
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	75,000	76,594
		309,667
Diversified Financial Services — 0.2%
Voya Financial, Inc., VRN, 5.65%, 5/15/53	50,000	51,924
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.45%, 4/1/24	100,000	107,758
AT&T, Inc., 3.80%, 2/15/27	120,000	124,871
		232,629
Electric Utilities — 0.5%
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	125,000	123,906
Energy Equipment and Services — 0.4%
Ensco Rowan plc, 8.00%, 1/31/24	46,000	39,215
Transocean, Inc., 9.00%, 7/15/23(1)	45,000	48,094
		87,309

Entertainment — 1.8%
Netflix, Inc., 4.875%, 4/15/28	150,000	155,437
Viacom, Inc., 3.125%, 6/15/22	150,000	151,655
Walt Disney Co. (The), 6.90%, 8/15/39(1)	75,000	110,583
		417,675
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp., 3.375%, 10/15/26	125,000	127,216
Crown Castle International Corp., 5.25%, 1/15/23	145,000	157,932
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	100,000	102,750
		387,898
Food Products — 0.5%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	100,000	104,125
Gas Utilities — 0.6%
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	125,000	127,685
Health Care Providers and Services — 2.0%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,219
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	75,000	73,594
CVS Health Corp., 4.30%, 3/25/28	100,000	105,483
DaVita, Inc., 5.125%, 7/15/24	80,000	80,224
Express Scripts Holding Co., 4.50%, 2/25/26	100,000	108,187
Tenet Healthcare Corp., 4.75%, 6/1/20	75,000	76,031
		468,738
Hotels, Restaurants and Leisure — 1.4%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	75,000	75,188
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	75,000	76,312
International Game Technology plc, 6.25%, 2/15/22(1)	80,000	84,900
MGM Resorts International, 6.625%, 12/15/21	75,000	81,187
		317,587
Household Durables — 0.7%
Lennar Corp., 4.75%, 5/30/25	75,000	79,781
PulteGroup, Inc., 5.50%, 3/1/26	75,000	81,281
		161,062
Insurance — 0.7%
American International Group, Inc., 4.50%, 7/16/44	150,000	158,620
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	125,000	126,536
Life Sciences Tools and Services — 0.6%
IQVIA, Inc., 4.875%, 5/15/23(1)	125,000	128,438
Media — 4.5%
AMC Networks, Inc., 4.75%, 8/1/25	150,000	152,812
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	77,840
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	100,000	108,590
Comcast Corp., 4.40%, 8/15/35	150,000	167,186
CSC Holdings LLC, 6.75%, 11/15/21	75,000	80,438
DISH DBS Corp., 5.125%, 5/1/20	75,000	75,562
Gray Television, Inc., 5.125%, 10/15/24(1)	125,000	127,656
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	75,000	77,885
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	103,150

TEGNA, Inc., 5.125%, 7/15/20	75,000	75,281
		1,046,400
Metals and Mining — 0.3%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	75,188
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc., 5.00%, 12/15/21	75,000	77,250
Multi-Utilities — 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	125,000	133,125
Exelon Generation Co. LLC, 5.60%, 6/15/42	100,000	111,491
		244,616
Oil, Gas and Consumable Fuels — 4.0%
Antero Resources Corp., 5.375%, 11/1/21	75,000	74,344
Antero Resources Corp., 5.125%, 12/1/22	100,000	96,375
Continental Resources, Inc., 5.00%, 9/15/22	48,000	48,426
Diamondback Energy, Inc., 5.375%, 5/31/25	125,000	131,562
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	115,000	141,654
Lukoil International Finance BV, 7.25%, 11/5/19	100,000	101,641
Newfield Exploration Co., 5.375%, 1/1/26	100,000	109,686
Petroleos Mexicanos, 6.00%, 3/5/20	64,000	64,880
Southwestern Energy Co., 4.10%, 3/15/22	75,000	73,312
Williams Cos., Inc. (The), 4.55%, 6/24/24	75,000	80,819
		922,699
Pharmaceuticals — 1.0%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	50,000	51,000
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	150,000	149,740
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	40,000	31,200
		231,940
Road and Rail — 0.9%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	201,229
Software — 0.7%
Symantec Corp., 5.00%, 4/15/25(1)	150,000	153,837
Specialty Retail — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	75,000	76,687
Home Depot, Inc. (The), 5.95%, 4/1/41	75,000	101,735
		178,422
Technology Hardware, Storage and Peripherals — 0.6%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	25,000	25,424
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	100,000	104,356
		129,780
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	73,024
Trading Companies and Distributors — 0.9%
International Lease Finance Corp., 5.875%, 8/15/22	180,000	196,083
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 6.00%, 11/15/22	50,000	52,250
TOTAL CORPORATE BONDS (Cost $8,245,228)		8,519,864
U.S. TREASURY SECURITIES — 12.8%
U.S. Treasury Bills, 2.55%, 1/30/20(2)(3)	1,000,000	988,788

U.S. Treasury Notes, 2.625%, 2/15/29	1,850,000	1,950,052
TOTAL U.S. TREASURY SECURITIES (Cost $2,838,445)		2,938,840
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Private Sponsor Collateralized Mortgage Obligations — 4.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.31%, 2/25/35	38,006	38,825
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.24%, 11/25/34	19,170	19,011
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	34,352	35,315
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.52%, 7/25/37	7,447	7,301
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	26,475	28,511
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.42%, 8/25/34	58,886	59,779
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	27,054	27,948
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	20,360	20,910
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.40%, 7/25/35	34,402	36,790
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.72%, 1/25/37	15,423	13,821
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	23,236	23,951
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.44%, 7/25/35	8,136	8,259
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.42%, 11/25/35	47,902	48,484
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	141,772	143,798
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	23,572	23,467
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.19%, 8/25/35	20,516	20,961
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.01%, 2/25/34	12,626	13,201
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	12,112	12,200
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.99%, 6/25/35	21,788	22,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.93%, 10/25/35	35,000	36,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	37,597	37,100
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	8,160	8,240
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	14,679	14,917
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.16%, 3/25/36	44,882	44,731
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 5.01%, 7/25/36	13,229	13,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.98%, 7/25/36	14,985	15,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.99%, 7/25/36	28,216	28,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.75%, 10/25/36	4,252	4,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.72%, 10/25/36	10,472	10,488
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.87%, 12/25/36	42,529	42,339
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	13,824	13,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	28,486	28,839
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	4,765	4,867
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	15,882	16,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	33,192	34,119
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	115,681	116,891
		1,075,774
U.S. Government Agency Collateralized Mortgage Obligations — 7.1%
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.20%, (1-month LIBOR plus 0.80%), 12/25/29	133,670	133,749
FHLMC, Series 2018-DNA1, Class M2, VRN, 4.20%, (1-month LIBOR plus 1.80%), 7/25/30	100,000	99,592
FHLMC, Series 2019-DNA1, Class M1, VRN, 3.30%, (1-month LIBOR plus 0.90%), 1/25/49(1)	200,000	200,573
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	744,347	125,784
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	586,689	136,776
FNMA, Series 2017-C03, Class 1M1, VRN, 3.35%, (1-month LIBOR plus 0.95%), 10/25/29	191,601	192,167

FNMA, Series 2017-C05, Class 1M2, VRN, 4.60%, (1-month LIBOR plus 2.20%), 1/25/30	100,000	101,042
FNMA, Series 2017-C06, Class 2M2, VRN, 5.20%, (1-month LIBOR plus 2.80%), 2/25/30	150,000	154,584
FNMA, Series 2017-C07, Class 1M1, VRN, 3.05%, (1-month LIBOR plus 0.65%), 5/28/30	72,880	72,926
FNMA, Series 2018-C01, Class 1M1, VRN, 3.00%, (1-month LIBOR plus 0.60%), 7/25/30	200,000	199,960
FNMA, Series 2018-C02, Class 2M1, VRN, 3.05%, (1-month LIBOR plus 0.65%), 8/25/30	120,304	120,366
FNMA, Series 417, Class C5, IO, 3.50%, 2/25/43	637,160	113,557
		1,651,076
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,709,045)		2,726,850
ASSET-BACKED SECURITIES — 7.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	25,183
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A SEQ, 2.99%, 6/20/22(1)	150,000	151,640
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	53,491	53,758
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	13,373	13,378
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	6,735	6,684
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 SEQ, 2.83%, 3/20/23	100,000	101,470
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.24%, (1-month LIBOR plus 0.85%), 12/17/36(1)	281,138	279,677
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.54%, (1-month LIBOR plus 1.15%), 12/17/36(1)	50,000	50,024
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.64%, (1-month LIBOR plus 1.25%), 3/17/37(1)	100,000	99,632
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.67%, (1-month LIBOR plus 1.28%), 6/17/37(1)	100,000	100,170
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 5/20/30(1)	4,528	4,536
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	31,977	31,865
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	11,421	11,312
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	55,547	55,393
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	49,840	50,183
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	75,000	75,529
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	200,000	202,425
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(1)	100,000	102,637
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	8,546	8,640
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	11,541	11,517
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	13,220	13,181
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	16,068	16,064
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	5,102	5,085
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	100,000	101,699
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	37,492	37,491
TOTAL ASSET-BACKED SECURITIES (Cost $1,603,057)		1,609,173
AFFILIATED FUNDS(4) — 6.8%
Emerging Markets Debt Fund R6 Class (Cost $1,490,596)	150,430	1,556,946
COLLATERALIZED LOAN OBLIGATIONS — 6.0%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.07%, (3-month LIBOR plus 1.55%), 5/15/30(1)	75,000	73,987
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, VRN, 3.56%, (3-month LIBOR plus 0.97%), 4/17/31(1)	100,000	98,661
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(1)	150,000	146,951
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(1)	200,000	198,014
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(1)	250,000	247,730
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.67%, (3-month LIBOR plus 1.07%), 1/18/31(1)	250,000	248,390
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(1)	125,000	124,900

Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(1)	250,000	246,904
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,389,913)		1,385,537
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	50,000	53,254
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	75,000	82,505
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	25,929
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	25,052
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	50,000	51,748
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	100,000	102,978
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	25,692
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	25,000	26,205
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	52,552
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	26,016
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	50,000	50,741
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(1)	25,000	25,347
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	60,000	63,222
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	60,000	63,170
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.20%, 12/15/46	37,000	39,871
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	40,000	40,687
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(1)	40,000	40,581
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	100,000	103,707
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $881,697)		899,257
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.1%
Egypt — 1.3%
Egypt Government International Bond, 5.75%, 4/29/20	100,000	101,801
Egypt Government International Bond, 6.125%, 1/31/22	200,000	206,622
		308,423
Hungary — 0.9%
Hungary Government International Bond, 6.375%, 3/29/21	200,000	213,790
Oman — 0.9%
Oman Government International Bond, 4.125%, 1/17/23	200,000	194,734
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $700,681)		716,947
BANK LOAN OBLIGATIONS(5) — 1.6%
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 2017 Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 1/31/25	54,199	53,040
Zayo Group, LLC, 2017 Incremental Term Loan, 4.65%, (1-month LIBOR plus 2.25%), 1/19/24	50,000	50,031
		103,071
Food Products — 0.2%
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	36,731	36,606
Post Holdings Inc., 2017 Series A Incremental Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 5/24/24	11,368	11,329
		47,935
Health Care Providers and Services — 0.1%
HCA Inc., 2018 Term Loan B10, 4.33%, (3-month LIBOR plus 2.00%), 3/13/25	14,463	14,487
Hotels, Restaurants and Leisure — 0.3%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.15%, (1-month LIBOR plus 2.75%), 12/22/24	19,699	19,389
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.40%, (1-month LIBOR plus 2.00%), 3/21/25	49,057	48,816
		68,205

IT Services — 0.1%
First Data Corporation, 2024 USD Term Loan, 4.40%, (1-month LIBOR plus 2.00%), 4/26/24	20,000	20,000
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.41%, (1-month LIBOR plus 3.00%), 6/2/25	38,985	39,014
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC, 2017 Term Loan B, 4.41%, (1-month LIBOR plus 2.00%), 9/7/23	79,271	78,957
TOTAL BANK LOAN OBLIGATIONS (Cost $374,311)		371,669
PREFERRED STOCKS — 1.6%
Banks — 1.3%
Bank of America Corp., 5.20%	135,000	136,446
JPMorgan Chase & Co., 5.15%	150,000	152,170
		288,616
Equity Real Estate Investment Trusts (REITs) — 0.3%
Kimco Realty Corp., 5.625%	1,800	44,622
SITE Centers Corp., 6.25%	1,400	35,938
		80,560
TOTAL PREFERRED STOCKS (Cost $357,348)		369,176
TEMPORARY CASH INVESTMENTS — 7.0%
Repurchase Agreement, BMO Capital Markets Corp.(collateralized by various U.S. Treasury obligations, 1.125% - 2.75%, 12/31/19 - 2/15/29, valued at $1,376,777), in a joint trading account at 2.25%, dated 6/28/19, due 7/1/19 (Delivery value $1,352,018)		1,351,765
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.375%, 7/15/27, valued at $263,966) at 1.25%, dated 6/28/19, due 7/1/19 (Delivery value $256,027)		256,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,623	2,623
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,610,388)		1,610,388
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $22,200,709)		22,704,647
OTHER ASSETS AND LIABILITIES — 1.4%		322,373
TOTAL NET ASSETS — 100.0%		$23,027,020

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,542	USD	14,091	JPMorgan Chase Bank N.A.	9/18/19	$258
MXN	170,424	USD	8,767	Morgan Stanley	9/18/19	(2)
						$256

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$2,040,000	$(125,795)	$(30,362)	$(156,157)

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,080,698, which represented 22.1% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $71,176.

(3)	The rate indicated is the yield to maturity at purchase.

(4)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	8,519,864	—
U.S. Treasury Securities	—	2,938,840	—
Collateralized Mortgage Obligations	—	2,726,850	—
Asset-Backed Securities	—	1,609,173	—
Affiliated Funds	1,556,946	—	—
Collateralized Loan Obligations	—	1,385,537	—
Commercial Mortgage-Backed Securities	—	899,257	—
Sovereign Governments and Agencies	—	716,947	—
Bank Loan Obligations	—	371,669	—
Preferred Stocks	80,560	288,616	—
Temporary Cash Investments	2,623	1,607,765	—
	1,640,129	21,064,518	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	258	—

Liabilities
Other Financial Instruments
Swap Agreements	—	156,157	—
Forward Foreign Currency Exchange Contracts	—	2	—
	—	156,159	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended June 30, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,508	$17	—	$32	$1,557	150	—	$17

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.